                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                                                               File No. 33-95928
                                                               File No. 811-4547


                                                                          -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                          -----
                                                                          -----
     Pre-Effective Amendment No.___                                       -----
     Post-Effective Amendment No. 31                                        X
                                                                          -----
                                       AND

                                                                          -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                          -----


     Amendment No.   31



                         VOYAGEUR MUTUAL FUNDS III, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        1818 Market Street, Philadelphia, Pennsylvania       19103
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------
     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             August 28, 1997
                                                                 ---------------
It is proposed that this filing will become effective:

---    immediately upon filing pursuant to paragraph (b)

 X     on August 28, 1997 pursuant to paragraph (b)

---    60 days after filing pursuant to paragraph (a)(1)

---    on (date) pursuant to paragraph (a)(1)

---    75 days after filing pursuant to paragraph (a)(2)

---    on (date) pursuant to paragraph (a)(2) of Rule 485

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
           for its most recent fiscal year was filed on June 30, 1997.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 31 to Registration File No. 2-95928 includes the following:


     1.     Facing Page

     2.     Contents Page

     3.     Cross-Reference Sheet

     4.     Part A - Prospectuses

     5.     Part B - Statement of Additional Information

     6.     Part C - Other Information

     7.     Signatures

                              CROSS-REFERENCE SHEET

                                     PART A


  Item No.        Description                                                             Location in Prospectus
  --------        -----------                                                            ------------------------
                                                                                          Aggressive Growth Fund/
                                                                                            Growth Stock Fund



                                                                         A Class/B Class/C Class          Institutional Class
  1               Cover Page...........................................              Cover                         Cover

  2               Synopsis.............................................        Synopsis; Summary             Synopsis; Summary
                                                                                  of Expenses                   of Expenses

  3               Condensed Financial Information......................      Financial Highlights                   N/A


  4               General Description of Registrant....................      Investment Objective          Investment Objective
                                                                             and Policies; Classes        and Policies; Classes
                                                                                   of Shares                     of Shares

  5               Management of the Funds..............................         Management of                  Management of
                                                                                  the Funds                      the Funds

  6               Capital Stock and Other Securities...................          The Delaware                Dividends and
                                                                           Difference; Dividends   and     Distributions; Taxes;
                                                                           and Distributions; Taxes;        Classes of Shares
                                                                               Classes of Shares

  7               Purchase of Securities Being Offered.................        Cover; How to Buy             Cover; How to Buy
                                                                            Shares; Calculation of        Shares; Calculation of
                                                                              Offering Price and            Net Asset Value Per
                                                                               Net Asset Value               Share; Management
                                                                             Per Share; Management             of the Funds
                                                                                 of the Funds

  8               Redemption or Repurchase.............................           How to Buy                    How to Buy
                                                                              Shares; Redemption            Shares; Redemption
                                                                                 and Exchange                  and Exchange

  9               Legal Proceedings....................................              None                          None




                              CROSS-REFERENCE SHEET

                                     PART A



 Item No.        Description                                                             Location in Prospectus
  --------        -----------                                                             ----------------------
                                                                                         Tax-Efficient Equity Fund

                                                                             A Class/B Class/C             Institutional Class
  1               Cover Page...........................................             Cover                            Cover

  2               Synopsis.............................................     Synopsis; Summary of             Synopsis; Summary of
                                                                                  Expenses                         Expenses

  3               Condensed Financial Information......................     Financial Highlights                      N/A


  4               General Description of Registrant....................     Investment Objective             Investment Objective
                                                                            and Policies; Classes            and Policies; Classes
                                                                                  of Shares                        of Shares

  5               Management of the Funds .............................         Management of                    Management of
                                                                                 the Funds                        the Funds

  6               Capital Stock and Other Securities ..................         The Delaware                  Dividends and
                                                                            Difference; Dividends            Distributions; Taxes;
                                                                             and Distributions;               Classes of Shares
                                                                          Taxes; Classes of Shares

  7               Purchase of Securities Being Offered.................       Cover; How to Buy                Cover; How to Buy
                                                                           Shares; Calculation of           Shares; Calculation of
                                                                             Offering Price and               Net Asset Value Per
                                                                               Net Asset Value                 Share; Management
                                                                            Per Share Management                 of the Funds
                                                                                of the Funds

  8               Redemption or Repurchase.............................          How to Buy                       How to Buy
                                                                             Shares; Redemption               Shares; Redemption
                                                                                and Exchange                     and Exchange

  9               Legal Proceedings....................................             None                             None


                              CROSS-REFERENCE SHEET

                                     PART B


  Item No.        Description                                                                        Location in Statement of
  --------        -----------                                                                         Additional Information
                                                                                                      ----------------------
                                                                                                      Aggressive Growth Fund/
                                                                                                        Growth Stock Fund/
                                                                                                     Tax-Efficient Equity Fund
  10              Cover Page.................................................................                  Cover

  11              Table of Contents..........................................................            Table of Contents

  12              General Information and History............................................             Not Applicable

  13              Investment Objectives and Policy...........................................           Investment Policies
                                                                                                         and Restrictions

  14              Management of the Registrant...............................................         Officers and Directors

  15              Control Persons and Principal Holders of Securities........................         Officers and Directors

  16              Investment Advisory and Other Services.....................................         Officers and Directors;
                                                                                                       Investment Management
                                                                                                  Agreement; General Information;
                                                                                                       Financial Highlights

  17              Brokerage Allocation.......................................................            Trading Practices

  18              Capital Stock and Other Securities.........................................           Capitalization and
                                                                                                       Noncumulative Voting
                                                                                                    (under General Information)

  19              Purchase, Redemption and Pricing of Securities
                      Being Offered..........................................................       Purchasing Shares; Offering
                                                                                                        Price; Redemption;
                                                                                                        Exchange Privilege

  20              Tax Status.................................................................                  Taxes

  21              Underwriters ..............................................................            Purchasing Shares

  22              Calculation of Performance Data............................................         Performance Information

  23              Financial Statements.......................................................          Financial Statements


                              CROSS-REFERENCE SHEET

                                     PART C


  Item No.        Description                                                                  Location in Part C
  --------        -----------                                                                  ------------------
  24              Financial Statements and Exhibits..........................................          Item 24

  25              Persons Controlled by or under Common Control
                      with Registrant........................................................          Item 25

  26              Number of Holders of Securities............................................          Item 26

  27              Indemnification............................................................          Item 27

  28              Business and Other Connections of Investment
                      Adviser................................................................          Item 28

  29              Principal Underwriters.....................................................          Item 29

  30              Location of Accounts and Records...........................................          Item 30

  31              Management Services........................................................          Item 31

  32              Undertakings...............................................................          Item 32


AGGRESSIVE GROWTH FUND                                           PROSPECTUS
GROWTH STOCK FUND                                                AUGUST 28, 1997

A CLASS SHARES
B CLASS SHARES
C CLASS SHARES

--------------------------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

             For Prospectus and Performance: Nationwide 800-523-4640

              Information on Existing Accounts: (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                     Dealer Services: (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


         This Prospectus describes shares of Aggressive Growth Fund series and Growth Stock Fund series (individually a "Fund" and collectively the "Funds") of Voyageur Mutual Funds III, Inc. ("Mutual Funds III, Inc."), a professionally managed mutual fund of the series type.

         Aggressive Growth Fund's investment objective is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which Delaware Management Company, Inc. (the "Manager") believes have the potential for high earnings growth. Growth Stock Fund's investment objective is long-term capital appreciation through investment in equity securities diversified among individual companies and industries. There is no assurance that either Fund's investment objective will be achieved. See Investment Objectives and Policies.

         Each Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes").

         This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. An investment in either Fund involves certain risks and requires consideration of such risks. The Funds' Statement of Additional Information ("Part B" of Mutual Funds III, Inc.'s registration statement), dated August 28, 1997, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. Each Fund's financial statements appear in the Annual Report of Mutual Funds III, Inc. for the fiscal year ended April 30, 1997, which will accompany any response to requests for Part B.

         Each Fund also offers an Institutional Class, which is available for purchase only by certain investors. A prospectus for the Funds' Institutional Classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.



TABLE OF CONTENTS

Cover Page                                  How to Buy Shares
Synopsis                                    Redemption and Exchange
Summary of Expenses                         Dividends and Distributions
Financial Highlights                        Taxes
Investment Objectives and Policies          Calculation of Offering Price and
         Suitability                        Net Asset Value Per Share
         Investment Strategy                Management of the Funds
The Delaware Difference                     Other Investment Policies and
         Plans and Services                 Risk Considerations
Retirement Planning                         Appendix A--Investment Illustrations
Classes of Shares                           Appendix B--Classes Offered



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objectives
         Aggressive Growth Fund -- The investment objective of Aggressive Growth Fund is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth.

         Growth Stock Fund -- The investment objective of Growth Stock Fund is long-term capital appreciation through investment in equity securities diversified among individual companies and industries.

         For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:

         1. Each Fund invests in common stocks. The prices of common stocks, especially those of smaller companies, tend to fluctuate, particularly in the shorter term. Investors should be willing to accept the risks associated with investments in emerging and growth-oriented companies, some of the securities of which may be speculative and subject to additional investment risk. See Investment Objectives and Policies.

         2. Each Fund may invest up to 10% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in the United States. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

         3. Each Fund has the ability to engage in options transactions for hedging purposes to counterbalance portfolio volatility. While neither Fund engages in options transactions for speculative purposes, there are risks which result from the use of options, and an investor should carefully review the description of these risks in this Prospectus. Certain options may be considered to be derivative securities. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Investment Manager, Sub-Adviser, Distributor and Service Agent

         The Manager is the investment manager for each Fund and, in that capacity, provides investment advice to each Fund, subject to the supervision of Mutual Funds III, Inc.'s Board of Directors. The Manager employs Voyageur Asset Management LLC (the "Sub-Adviser") as Growth Stock Fund's Sub-Adviser. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the Sub-Adviser and the fees payable under each Fund's Investment Management Agreement and the Sub-Advisory Agreement on behalf of Growth Stock Fund.

Sales Charges
         The price of each of the Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which, based on the net asset values of the Class A Shares as of the end of the Mutual Funds III, Inc.'s most recent fiscal year, is equivalent to 5.01% of the amount invested for Aggressive Growth Fund A Class, and 4.97% for Growth Stock Fund A Class. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. There is no front-end sales charge on purchases of $1,000,000 or more. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of each of the Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of the Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or

Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
         Mutual Funds III, Inc. is an open-end, registered management investment company. Each Fund operates as a diversified fund as defined under the Investment Company Act of 1940 Act (the "1940 Act"). Mutual Funds III, Inc. was organized as a Minnesota corporation in January 1985. See Shares under Management of the Funds.

         Shares of the Funds covered by this Prospectus are not registered in all states. Shares that are not registered in one or more states are not being offered and sold in such states.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares of each Fund follows.

                                                           Aggressive Growth Fund              Growth Stock Fund
                                                        Class A    Class B   Class C       Class A   Class B   Class C
Shareholder Transaction Expenses                        Shares     Shares    Shares        Shares    Shares    Shares
--------------------------------                        ------     ------    ------        ------    ------    ------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).................    4.75%      None       None          4.75%     None     None

Maximum Sales Charge imposed on Reinvested Dividends
(as a percentage of offering price).................    None       None       None          None      None     None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, as applicable).................    None*      4.00%*     1.00%*        None*     4.00%*   1.00%*

Redemption Fees.....................................    None**     None**     None**        None**    None**   None**

*        Class A purchases of $1 million or more may be made at net asset value.
         However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of:
         (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
         (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Deferred Sales Charge Alternative - Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.

** CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

         Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Plan ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Delaware Group Asset Planner under How to Buy Shares.



                                                           Aggressive Growth Fund             Growth Stock Fund
Annual Operating Expenses (as a                         Class A    Class B   Class C       Class A   Class B   Class C
percentage of average daily net assets)                 Shares     Shares    Shares        Shares    Shares    Shares
---------------------------------------                 ------     ------    ------        ------    ------    ------
Management Fees (after voluntary waivers
for Aggressive Growth Fund)++/*.....................    0.10%      0.10%    0.10%          1.00%      1.00%     1.00%

12b-1 Expenses......................................    0.25%+     1.00%+   1.00%+         0.25%+     1.00%+    1.00%+

Other Operating Expenses............................    1.40%      1.40%    1.40%          0.47%      0.47%     0.47%
                                                        ----       ----     ----           ----       ----      ----
Total Operating Expenses (after voluntary waivers
for Aggressive Growth Fund)++.......................    1.75%      2.50%    2.50%          1.72%      2.47%     2.47%
                                                        ====       ====     ====           ====       ====      ====


* Each Fund's management fee without voluntary waivers and payments would be 1.00%.

+ Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.

++ The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Aggressive Growth Fund and Growth Stock Fund and to pay each Fund's expenses to the extent necessary to ensure that total operating expenses of each Class do not exceed on an annualized basis (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) the amounts noted next to the caption "Total Operating Expenses" through December 31, 1997. See Expenses under Management of the Funds for a discussion of the waivers that will remain in place through April 30, 1999. In the absence of voluntary waivers, "Total Operating Expenses" for Aggressive Growth Fund would be 2.65%, 3.37% and 3.43% for Class A, Class B and Class C Shares, respectively. "Other Operating Expenses" are based on estimated amounts for the current fiscal year.

         For expense information about the Funds' Institutional Classes, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee and/or other payments of expenses by the Manager as discussed in this Prospectus.

Aggressive Growth Fund                Assuming Redemption                                Assuming No Redemption
                               1 Year    3 Years   5 Years   10 Years          1 Year   3 Years   5 Years    10 Years
                               ------    -------   -------   --------          ------   -------   -------    --------
Class A Shares                 $65(1)    $103      $142      $253              $65      $103      $142       $253
Class B Shares                 $66       $110      $157      $273(2)           $26      $80       $137       $273(2)
Class C Shares                 $37       $81       $139      $295              $27      $81       $139       $295

Growth Stock Fund                       Assuming Redemption                             Assuming No Redemption
                               1 Year    3 Years   5 Years   10 Years          1 Year   3 Years   5 Years    10 Years
                               ------    -------   -------   --------          ------   -------   -------    --------
Class A Shares                 $64(1)    $99       $136      $241              $64      $99       $136       $241
Class B Shares                 $65       $107      $152      $262(2)           $25      $77       $132       $262(2)
Class C Shares                 $35       $77       $132      $281              $25      $77       $132       $281

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares of a Fund will be automatically converted into Class A Shares of that Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

         This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights are derived from the financial statements of Voyageur Mutual Funds III, Inc. and have been audited by KPMG Peat Marwick LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of KPMG Peat Marwick LLP, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in their Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of KPMG Peat Marwick LLP) may be obtained from Mutual Funds III, Inc. upon request at no charge.
--------------------------------------------------------------------------------



                                                                                 Aggressive Growth Fund

                                                            Class A Shares                                   Class B Shares
                                                       -------------------------------------            -------------------------
                                                                                 Period from                          Period from
                                                       Year Ended  Year Ended    5/16/94* to             Year Ended   4/16/96* to
                                                        4/30/97    4/30/96(d)     4/30/95                   4/30/97     4/30/96

Net Asset Value:
       Beginning of Period...........................  $13.08       $10.40       $10.00                   $13.06       $11.91
                                                        ------       ------       ------                   ------       ------
Operations:
Net investment income (loss).........................   (0.18)       (0.10)       (0.09)                   (0.21)       (0.01)
Net realized and unrealized
      gain on investments............................    0.96         3.27         0.49                     0.81         1.16
                                                         ----         ----         ----                     ----         ----
         Total from operations.......................    0.78         3.17         0.40                     0.60         1.15
                                                         ----         ----         ----                     ----         ----
Distributions to shareholders:
From net realized gains..............................   (2.09)       (0.40)          --                    (2.09)         --
From return of capital...............................      --        (0.09)          --                       --          --
                                                        ------       ------        -----                   ------        ----
         Total distributions.........................   (2.09)       (0.49)          --                    (2.09)         --
                                                        ------       ------        -----                   ------        ----
Net Asset Value:
       End of period.................................  $11.77       $13.08       $10.40                   $11.57       $13.06
                                                       ======       ======       ======                   ======       ======
Total investment return (c)..........................    4.34%       31.02%       4.00%                     2.84%        9.66

Net Assets at End of Period (000's omitted)..........  $4,944       $4,334       $2,189                      $95           $0

Ratios:
      Expenses to average net assets (e).............    1.84%        2.01%        1.74%(a)                 2.57%        1.86%(a)
      Expenses to average net assets
         (net of expenses paid indirectly)...........    1.75%        1.74%          N/A                    2.50%        1.86%(a)
      Net investment loss to average net assets......   (1.38)%      (1.00)%      (1.21)%(a)                (1.97)%     (1.39)%(a)
           Assuming no voluntary waivers and reimbursements
           and expense reductions: (f)
                Expenses.............................    2.65%        2.74%       2.97%(a)                  3.37%        1.86%(a)
                Net investment income (loss).........   (2.19)%      (1.73)%     (2.44)%(a)                (2.77)%     (1.39)%(a)
Portfolio turnover rate (excluding short-term
  securities)........................................    179.5%      165.5%       88.3%                    179.5%      165.5%
Average commission rate (b)..........................    $0.06         N/A         N/A                     $0.06         N/A

___________________
* Commencement of operations

See accompanying notes to Financial Highlights.

                                                                         Aggressive Growth Fund
                                                                             Class C Sgares
                                                            ----------------------------------------------
                                                                                           Period from
                                                                 Year Ended  Year Ended    5/20/94* to
                                                                  4/30/97    4/30/96(d)      4/30/95

Net Asset Value:
       Beginning of Period....................................    $12.88       $10.33       $10.00
                                                                  ------       ------       ------
Operations:
Net investment income (loss)..................................     (0.23)       (0.21)       (0.16)
Net realized and unrealized
      gain on investments.....................................      0.91         3.25         0.49
                                                                    ----         ----         ----
         Total from operations................................      0.68         3.04         0.33
                                                                    ----         ----         ----
Distributions to shareholders:
From net realized gains.......................................     (2.09)       (0.40)          --
From return of capital........................................        --        (0.09)          --
                                                                   ------       ------        ----
         Total distributions..................................     (2.09)       (0.49)          --
                                                                   ------       ------        ----
Net Asset Value:
       End of period..........................................    $11.47       $12.88       $10.33
                                                                  ======       ======       ======
Total investment return (c)...................................      3.58%       29.96%        3.30%

Net Assets at End of Period (000's omitted)...................      $222         $150         $128

Ratios:
      Expenses to average net assets (e)......................      2.62%        2.77%        2.04%(a)
      Expenses to average net assets
         (net of expenses paid indirectly)....................      2.50%        2.49%         N/A
      Net investment loss to average net assets...............     (2.02)%      (1.73)%      (1.80)%(a)
           Assuming no voluntary waivers and reimbursements
           and expense reductions: (f)
                Expenses......................................      3.43%        3.50%        3.50%(a)
                Net investment income (loss)..................     (2.83)%      (2.46)%      (2.90)%(a)
Portfolio turnover rate (excluding short-term securities)          179.5%       165.5%        88.3%
Average commission rate (b)...................................     $0.06          N/A          N/A


* Commencement of operations

See accompanying notes to Financial Highlights.

                                                                                  Growth Stock Fund(g)
                                                                                    Class A Shares
                                                            ----------------------------------------------------------------
                                                                                  Year ended April 30,
                                                                   1997       1996         1995        1994         1993
Net asset value:
     Beginning of year.......................................    $23.66     $19.91       $17.51      $17.81       $23.81
                                                                 ------     ------       ------      ------       ------
Operations:
     Net investment income (loss)............................      0.16       0.08         0.15        0.07         0.05
     Net realized and unrealized
        gain (loss) on investments...........................      3.36       4.82         2.77       (0.16)        0.22
                                                                   ----       ----         ----       ------        ----
            Total from operations............................      3.52       4.90         2.92       (0.09)        0.27
                                                                   ----       ----         ----       ----          ----
Distributions to shareholders:
     From net investment income..............................     (0.08)     (0.11)       (0.13)      (0.06)         ---
     From net realized gains.................................     (1.76)     (1.04)       (0.39)      (0.15)       (6.27)
                                                                  ------     ------       ------      ------       ------
      Total distributions....................................     (1.84)     (1.15)       (0.52)      (0.21)       (6.27)
                                                                  ------     ------       ------      ------       ------
Net asset value:
     End of year.............................................    $25.34     $23.66       $19.91      $17.61       $17.51
                                                                 ======     ======       ======      ======       ======
Total investment return (c)..................................     15.27%     25.00%       17.04%      (0.52)%       1.51%

Net assets at end of year (000's omitted)....................   $34,255    $28,956      $23,651     $28,518      $26,784

Ratios:
     Expenses to average net assets (e)......................      1.72%      1.78%        1.90%       1.90%        1.90%
     Expenses to average net assets
         (net of expenses paid indirectly) ..................      1.72%      1.72%         N/A         N/A          N/A
Net investment income (loss) to average net assets ..........      0.68%      0.36%        0.75%       0.40%        0.26%
     Assuming no voluntary waivers, reimbursements and expense
     reductions:
          Expenses...........................................      1.72%      1.87%        1.99%       2.13%        2.70%
          Net investment income (loss) ......................      0.68%      0.27%        0.66%       0.17%       (0.54)%
Portfolio turnover rate (excluding short-term securities)         28.5%      36.6%        21.8%        34.2%        16.5%
Average commission rate (b)..................................     $0.06        N/A         N/A          N/A           N/A


                                                                                   Year ended April 30,
                                                                   1992       1991      1990        1989           1988

Net asset value:
  Beginning of year............................                  $19.36    $18.85     $19.39      $16.10        $17.46
                                                                 ------    ------     ------      ------         ------
Operations:
  Net investment income(loss)..................                   (0.18)    (0.11)     (0.08)      (0.15)        (0.13)
  Net realized and unrealized..................
    gain (loss) on investments.................                    4.81      3.40       1.29        3.51         (0.84)
                                                                   ----      ----       ----        ----         ------
      Total from operations....................                    4.63      3.29       1.21        3.36         (0.97)
                                                                   ----      ----       ----        ----         ------
Distributions to shareholders:
  From net investment income...................                     ---       ---        ---         ---           ---
  From net realized gains......................                   (0.18)    (2.78)     (1.75)      (0.07)        (0.39)
                                                                  ------    ------     ------      ------        ------
      Total distributions......................                   (0.18)    (2.78)     (1.75)      (0.07)        (0.39)
                                                                  ------    ------     ------      ------        ------
Net asset value:
  End of year..................................                  $23.81    $19.36     $18.85      $19.39        $16.10
                                                                 ======     ======     ======     ======        ======
Total investment return (c)....................                   23.86%    20.51%      6.09%      20.92%        (5.33)%

Net assets st end of year (000's omitted)......                 $19,351   $11,400    $10,331      $9,183        $9,706

Ratios:
  Expenses to average net assets (e)...........                    2.25%     2.36%      2.31%       2.42%         2.52%
  Expenses to average net assets
    (net of expenses paid indirectly)..........                     N/A       N/A        N/A        N/A           N/A
Net investment income (loss) to average net assets                (0.76)%   (0.67)%    (0.66)%     (0.69)%       (0.76)%
  Assuming no voluntary waivers, reimbursments and
  expense reductions:
      Expenses.................................                    2.86%     2.86%      2.86%       3.00%         3.00%
      Net investment income (loss).............                   (1.37)%   (1.17)%    (1.21)%     (1.27)%       (1.24)%
Portfolio turnover rate (excluding shor-term securities           142.6%    128.2%     115.1%       31.7%         57.1%
Average commission rate........................                     N/A        N/A       N/A          N/A          N/A


___________________
*Commencement of operations

See accompanying notes to Financial Highlights.


                                                                                           Growth Stock Fund(g)
                                                                          Class B Shares                      Class C
                                                                  ---------------------------           -------------------------
                                                                                Period from                 Year   Period from
                                                                    Year Ended   9/8/95* to                Ended  10/21/95* to
                                                                       4/30/97     4/30/96                4/30/97    4/30/96
Net Asset Value:
     Beginning of period.......................................      $23.39       $21.64                   $23.43       $22.61
                                                                     ------       ------                   ------       ------
Operations:
     Net investment income.....................................         ---         0.06                     0.07         0.11
     Net realized and unrealized
          gain on investments..................................        3.30         2.96                     3.22         2.00
                                                                       ----         ----                     ----         ----
      Total from operations....................................        3.30         3.02                     3.29         2.11
                                                                       ----         ----                     ----         ----
Distributions to shareholders:
     From net investment income................................         ---        (0.23)                   (0.03)       (0.25)
     From net realized gains...................................       (1.76)       (1.04)                   (1.76)       (1.04)
                                                                     ------       ------                   ------       ------
      Total distributions......................................       (1.76)       (1.27)                   (1.79)       (1.29)
                                                                     ------       ------                   ------       ------
Net asset value:
      End of period ...........................................      $24.93       $23.39                   $24.93       $23.43
                                                                     ======       ======                   ======       ======
Total investment return (c)....................................       14.50%       14.37%                   14.42%        9.72%

Net assets at end of period (000's omitted)....................      $1,182         $454                     $712         $104

Ratios:
      Expenses to average net assets (e).......................        2.47%        2.41%(a)                 2.47%        2.35%(a)
      Expenses to average net assets
         (net of expenses paid indirectly).....................        2.47%        2.37%(a)                 2.47%       2.31%(a)
      Net investment income (loss) to average net assets              (0.01)       (0.62)%(a)                0.14%      (0.65)%(a)
           Assuming no voluntary waivers and reimbursements
           and expense reductions:
                Expenses.......................................        2.47%        2.50%(a)                 2.47%        2.43%(a)
                Net investment income (loss)...................       (0.01)%      (0.71)%(a)                0.14%       (0.73)%(a)
Portfolio turnover rate (excluding short-term securities)              28.5%        36.6%                    28.5%        36.6%
Average commission rate (b)...................................        $0.06          N/A                    $0.06          N/A

----------
* Commencement of operations

See accompanying notes to Financial Highlights.

                          Notes to Financial Highlights

 (a) Adjusted to an annual basis.

 (b) Beginning in the year ended April 30, 1997, the average commission rate paid per share for security transactions is a required disclosure.

 (c) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

 (d) Effective May 1, 1995, Voyageur Fund Managers, Inc. assumed responsibility for Aggressive Growth Fund's investment management replacing George
     D. Bjurman, the Fund's sub-adviser. Beginning May 1, 1997, Delaware Management Company, Inc. became the investment adviser to the Fund.

 (e) Beginning in the period ended April 30, 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.

 (f) Prior to the year ended April 30, 1997, the ratios reflect the most restrictive state limitation in effect.

 (g) Effective September 1, 1990, Voyageur Fund Managers, Inc. replaced Investment Advisers, Inc. as the investment adviser and Wilke/Thompson Capital Management began acting as Growth Stock Fund's sub-investment adviser until January 1, 1992 when Voyageur Fund Managers, Inc. became the sole investment adviser to the Fund. Beginning May 1, 1997, Delaware Management Company, Inc. became the investment adviser to the Fund and Voyageur Asset Management LLC began acting as Sub-Adviser to Growth Stock Fund.

    INVESTMENT OBJECTIVES AND POLICIES

         Aggressive Growth Fund - Aggressive Growth Fund's investment objective is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments.

         Growth Stock Fund - Growth Stock Fund has an objective of long-term capital appreciation. Growth Stock Fund seeks to achieve its objective by investing in equity securities diversified among individual companies and industries.

         No assurance can be given that either Fund will be able to achieve its investment objective. more complete investment program.

  SUITABILITY
         The value of a Fund's investments, and as a result the net asset value of a Fund' shares, will fluctuate in response to changes in the market and economic conditions as well as the financial condition and prospects of issuers in which the Fund invests. Because of the risks associated with a Fund's investments, each Fund is intended to be a long term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements.

         Companies in which Aggressive Growth Fund invests typically are subject to a greater degree of change in earnings and business prospects than are companies with more established earnings patterns. In light of these factors, Aggressive Growth Fund may be subject to greater investment risk than that assumed by other investment companies.

         Ownership of a Fund's shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests. Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a

INVESTMENT STRATEGY

  Aggressive Growth Fund
         The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity securities (including convertible securities) of companies which the Manager believes have the potential for high earnings growth and which are U.S. companies with stock market capitalizations of at least $300 million. The Fund has been designed to provide investors with potentially greater long-term rewards than provided by an investment in a fund that seeks capital appreciation from common stocks with more established earnings histories.

         The Fund will invest in equity securities of companies the Manager believes to be undervalued and to have the potential for high earnings growth. Companies in which the Fund invests generally will meet one or more of the following criteria: high historical earnings-per-share (EPS) growth; high projected future EPS growth; an increase in research analyst earnings estimates; attractive relative price to earnings ratios; and high relative discounted cash flows. In selecting the Fund's investments, the Manager also focuses on companies with capable management teams, strong industry positions, sound capital structures, high returns on equity, high reinvestment rates and conservative financial accounting policies.

         In pursuing its objective, the Fund anticipates that it will invest substantially all, and under normal conditions not less than 65%, of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. To the extent that the Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings, if any, of those securities will not be an important factor in their selection.

         At no time will the investments of the Fund in bank obligations, including time deposits, exceed 25% of the value of the Fund's assets.

    Growth Stock Fund
         In seeking to achieve its investment objective, Growth Stock Fund's policy is to invest under normal market conditions not less than 80% of its total assets in common stocks which the Manager or Sub-Adviser believes offer the potential for long-term capital appreciation. Some of the factors the Manager or Sub-Adviser will consider in making the Fund's investments are increasing demand for a company's products or services, the belief that a company's securities are temporarily undervalued, the development of new or improved products or services, the probability of increased operating efficiencies, changes in management, emphasis on research and development, cyclical conditions, or possible mergers or acquisitions. The Fund anticipates that, in normal market conditions, at least 75% of the Fund's investments in common stocks will have received at the time of investment one of the two highest earnings and dividend ratings (A+ or A) assigned by Standard & Poor's Ratings Group (Standard & Poor's). The Fund also may invest up to 20% of its total assets in preferred stocks and corporate bonds if they are accompanied by warrants or are convertible into common stocks.

                              *      *      *

         Each Fund may invest up to 10% of its assets in foreign securities. Each Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated receipts, typically issued by domestic banks or trust companies, that represent the deposit with those entities of securities of a foreign issuer, and Global Depositary Receipts ("GDRs"), which generally are issued by foreign banks and evidence ownership of either foreign or domestic securities. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements.

         For additional information on each Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
         800-523-4640
         Fund Information; Literature; Price; Yield and Performance Figures

Shareholder Service Center
         800-523-1918
         Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire
         Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
         800-362-FUND
        (800-362-3863)

Performance Information
         You can call the Investor Information Center at any time for current performance information. Total return information may also be included in advertisements and information given to shareholders.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds in the Delaware Group.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         Each year, Mutual Funds III, Inc. will mail to you information on the tax status of your dividends and distributions.

Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine(sm) Services
         Delaware Group offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Group fund account.

1.       MoneyLine(sm) Direct Deposit Service
                  If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(sm) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2.       MoneyLine(sm) On Demand
                  You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine(sm) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(sm) On Demand transactions. With respect to retirement plans, this service is only available for purchases through an IRA.

         For each MoneyLine(sm) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. Neither Fund charges a fee for MoneyLine(sm) services; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of a Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
         The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Delaware Group Asset Planner
         Delaware Group Asset Planner is an asset allocation service that gives you, when working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See Delaware Group Asset Planner under How to Buy Shares.

Financial Information about the Funds
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Mutual Funds III, Inc.'s fiscal year ends on April 30.

RETIREMENT PLANNING

         An investment in either Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.


         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of a Fund's Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.

Individual Retirement Account ("IRA")
         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

403(b)(7) Deferred Compensation Plan
         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 Deferred Compensation Plan
         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

Prototype Profit Sharing or Money Purchase Pension Plan
         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

Prototype 401(k) Defined Contribution Plan
         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between Delaware Distributors, L.P. and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Funds.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.25% for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Prospective investors should refer to Appendix A--Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Funds.

         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Mutual Funds III, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Dealer's
                                                    Front-End Sales Charge as % of                   Commission***
       Amount of Purchase                           Offering                                            as % of
                                                      Price             Amount Invested**           Offering Price
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Aggressive      Growth
                                                                      Growth         Stock
                                                                       Fund          Fund

Less than $100,000                                    4.75%            5.01%         4.97%               4.00%
$100,000 but under $250,000                           3.75             3.91          3.91                3.00
$250,000 but under $500,000                           2.50             2.55          2.57                2.00
$500,000 but under $1,000,000*                        2.00             2.04          2.05                1.60
------------------------------------------------------------------------------------------------------------------------------------


  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based on the net asset value per share of the respective Class A Shares as of the end of Mutual Funds III, Inc.'s most recent fiscal year.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------


         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                           Dealer's Commission
                                                           (as a percentage of
         Amount of Purchase                                  amount purchased)
         ------------------                                  -----------------

         Up to $2 million                                         1.00%
         Next $1 million up to $3 million                         0.75
         Next $2 million up to $5 million                         0.50
         Amount over $5 million                                   0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. In addition, assets held in any stable value product available through the Delaware Group may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a

Limited  CDSC.   Investors  should  consult  their  financial  advisers  or  the
Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager or the Sub-Adviser, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or Sub-Adviser or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the institutional class of a Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund in which it is investing that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund in which they are investing that they are eligible to combine purchase amounts held in their plan account.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

         For other retirement plans and special services, see Retirement
Planning.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

The following table sets forth the rates of the CDSC for CLass B Shares of the
Funds:

                                                        Contingent Deferred
                                                        Sales Charge (as a
                                                           Percentage of
                                                           Dollar Amount
         Year After Purchase Made                        Subject to Charge)
         ------------------------                       -------------------
                    0-2                                          4%
                    3-4                                          3%
                    5                                            2%
                    6                                            1%
                    7 and thereafter                           None

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the

Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.

Institutional Classes
         In addition to offering Class A, Class B and Class C Shares, each Fund also offers an Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes the Institutional Classes, contact the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Funds through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, the Delaware Group can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check, payable to the specific Fund and Class selected to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Mutual Funds III, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B--Classes Offered for a list of Delaware Group funds and the classes they offer. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Mutual Funds III, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Mutual Funds III, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       MoneyLine(sm) On Demand
         Through the MoneyLine(sm) On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine(sm) Services under The Delaware Difference for additional information about this service.

4.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other account in a Delaware Group mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Group funds or into Class C Shares of a Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B--Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund into which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the funds in the Delaware Group that offer consultant class shares.

         An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. This annual maintenance fee, however, is being waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
         The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by a Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.

Written Redemption
         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MoneyLine(sm) On Demand
         Through the MoneyLine(sm) On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine(sm) Services under The Delaware Difference for additional information about this service.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1.       Regular Plans
         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Funds do not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(sm) Direct Deposit Service. Through this service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLine(sm) Services under The Delaware Difference for more information about this service.

2.       Retirement Plans
         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(sm) Direct Deposit Service is not available for certain retirement plans.

                                      * * *

         Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a Systematic Withdrawal Plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

         Mutual Funds III, Inc. currently intends to make annual payments from each Fund's net investment income. Payments from each Fund's net realized security profits will be made during the first quarter of the next fiscal year.

         Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(sm) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine(sm) Services under The Delaware Difference for more information about this service.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

         Each Fund has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by each Fund that so qualifies will be designated each year in a notice from Mutual Funds III, Inc. to the Fund's shareholders. For the fiscal year ended April 30, 1997, Aggressive Growth Fund paid no dividends from net investment income and all of Growth Stock Fund's dividends from net investment income qualified for the corporate dividends-received deduction.

         Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Funds is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in such Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         Each Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of each Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Mutual Funds III, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

         Each Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Mutual Funds III, Inc.'s Board of Directors. Equity securities for which market quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Mutual Funds III, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that Aggressive Growth Fund Institutional Class and Growth Stock Fund Institutional Class will not incur any of the expenses under 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expense payable under their respective Plans.

MANAGEMENT OF THE FUNDS

Directors
         The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Mutual Funds III, Inc.'s directors and officers.

Investment Manager and Sub-Adviser
         The Manager furnishes investment management services to each Fund. The Sub-Adviser is responsible for the day-to-day investment management of Growth Stock Fund. The Manager has offices located at One Commerce Square, Philadelphia, PA 19103. The Sub-Adviser has offices located at 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402.

         Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On June 30, 1997, Delaware and its affiliates, including Delaware International Advisers Ltd., were managing in the aggregate more than $37 billion in assets in various institutional or separately managed (approximately $22,302,518,000) and investment company (approximately $15,246,733,000) accounts.

         Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur was an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("LNC") as a result of LNC's acquisition of DFG. LNC, headquartered in Fort Wayne, Indiana, owns and operates insurance and investment management businesses, including Delaware Management Holdings, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Group of Mutual Funds.

         Because LNC's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreements with Voyageur were "assigned," as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. The Board of Directors of the Funds unanimously approved new investment advisory agreements with the Manager at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective investment advisory agreement with the Manager to become effective after the close of business on April 30, 1997, the date the acquisition was completed. At that meeting, shareholders of Growth Stock Fund also approved a Sub-Advisory Agreement between the Manager and the Sub-Adviser to take effect at the same time as the Investment Management Agreement.

         Beginning May 1, 1997, the Manager, an indirect, wholly owned subsidiary of LNC, became the Funds' investment manager. The Manager administers the affairs of and is ultimately responsible for the investment management of each of the Funds under separate Investment Management Agreements. The Manager also administers Mutual Funds III, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Mutual Funds III, Inc. who are affiliated with the Manager. For these services, under their respective Investment Management Agreements, Aggressive Growth Fund and Growth Stock Fund each pay the Manager a monthly investment advisory fee equivalent on an annual basis to 1.00% of their average daily net assets. Investment management fees accrued by Aggressive Growth Fund for the fiscal year ended April 30, 1997 were 1.00% of average daily net assets and 0.18% was paid to the Manager as a result of the voluntary waiver of fees by Voyageur. Investment management fees paid by Growth Stock Fund for the fiscal year ended April 30, 1997 were 1.00% of average daily net assets.

         Gerald S. Frey, Vice President/Senior Portfolio Manager, assumed primary responsibility for making day-to-day investment decisions for the Aggressive Growth Fund on May 1, 1997. Mr. Frey also serves as Vice President/Senior Portfolio Manager for Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Premium Fund, Inc. and Delaware Pooled Trust, Inc. Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

         In making investment decisions for the Fund, Mr. Frey regularly consults with Wayne A. Stork, Marshall T. Bassett, William H. Miller, Judith R. Finger, John A. Heffern and Lori Wachs. Mr. Stork, Chairman of Delaware Management Company, Inc.'s and Mutual Funds III, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. Marshall T. Bassett, Vice President, joined Delaware in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Miller is a Vice President/Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown and Catherwood. Ms. Finger is a Vice President/Assistant Portfolio Manager. She joined the Delaware Group in 1995 from the New York-based Fred Alger Management, where she was an equity analyst for three years. Prior to that, she held positions with Chemical Bank and Dun & Bradstreet, in mergers and acquisitions. She earned her BA in Finance from the University of Pennsylvania and her MBA in Finance & Accounting from the University of Chicago. John A. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Service unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Ms. Wachs is an Assistant Vice President. She joined the Delaware Group in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.

         Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of Growth Stock Fund's assets, is responsible for day-to-day investment management of the Fund, makes and executes investment decisions for the Fund in accordance with the Fund's investment objectives and stated policies. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Fund pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser an annual sub-advisory fee equal to 0.50% of Growth Stock Fund's average daily net assets.

         James King, an employee of the Sub-Adviser, currently has day-to-day portfolio management responsibility for Growth Stock Fund. Mr. King was a director of Voyageur from 1993 through 1995 and was a Senior Equity Portfolio Manager of Voyageur from 1990 through 1997. Mr. King currently has over 30 years of investment experience.

Portfolio Trading Practices
         Each Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders. For the fiscal year ended April 30, 1996 and 1997, portfolio turnover rates for the funds were as follows:

                                                 1996   1997
                                                 ----   ----
              Aggressive Growth Fund             166%   180%
              Growth Stock Fund                   37%    29%

         Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
         From time to time, each Fund may quote total return performance of its Classes in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

         Net asset value fluctuates and is not guaranteed. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor for each Fund's shares under a Distribution Agreement dated April 30, 1997.

         Mutual Funds III, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits a Fund to which the Plan relates to pay the Distributor from the assets of its respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of such Classes, pursuant to service agreements with Mutual Funds III, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of the Funds are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The aggregate fees paid by a Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.25% of a Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B Shares' and Class C Shares' average daily net assets in any year. Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

         While payments pursuant to the Plans may not exceed 0.25% annually with respect to each Fund's Class A Shares, and 1% annually with respect to each Fund's Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Mutual Funds III, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         The Plans do not apply to the Institutional Class of shares of either Fund. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the shares of the Institutional Class of either Fund.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under a Shareholders Services Agreement dated May 1, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.

         In connection with the merger transaction described above, the Manager has agreed for a period of two years ending on April 30, 1999, to pay the operating expenses (excluding interest expense, taxes, brokerage fees, commissions and Rule 12b-1 fees) of each Fund which exceed 1% of such Fund's average daily net assets on an annual basis up to certain limits as set forth in detail Part B. This agreement replaces a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment adviser.

         The Manager and the Underwriter reserve the right to voluntarily waive their fees in whole or part and to voluntarily absorb certain other of each Fund's expenses. See Summary of Expenses for current fee waivers and reimbursements.

         For the fiscal year ended April 30, 1997, the ratio of operating expenses to average daily net asset (after waivers and payments) for each Class of each Fund was as follows:

                                    Class A Shares          Class B Shares           Class C Shares
                                    --------------          --------------           --------------
         Aggressive Growth Fund          1.75%                   2.50%                    2.50%
         Growth Stock Fund               1.72%                   2.47%                    2.47%

         The expense ratio of each Class reflects the impact of its 12b-1 Plan and the fee waivers and reimbursements.

Shares
         Mutual Funds III, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Mutual Funds III, Inc. was organized as a Minnesota corporation in January 1985. In addition to the Funds, Mutual Fund III, Inc. presently also offers the Tax-Efficient Equity Fund series of shares. Fund shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Mutual Funds III, Inc. in the assets and income of that Fund.

         All of the shares have noncumulative voting rights which means that the holders of more than 50% of Mutual Funds III, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Minnesota law, Mutual Funds III, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

         In addition to Class A Shares, Class B Shares and Class C Shares, the Funds offer Institutional Classes. Shares of each Class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of the Institutional Classes are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to Class A Shares.

         Beginning June 9, 1997, the names of Voyageur Aggressive Growth Fund changed to Aggressive Growth Fund series and Voyageur Growth Stock Fund changed to Growth Stock Fund series.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS


Debt Securities
         In pursuing its investment objective, Aggressive Growth Fund may invest up to 35% of its total assets and Growth Stock Fund may invest up to 20% of its total net assets in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

         Investments in debt securities by each Fund are limited to those that are at the time of investment within the four highest grades (generally referred to as an investment grade) assigned by a nationally recognized statistical rating organization or, if unrated, are deemed to be of comparable quality by the Manager. If a change in credit quality after acquisition by a Fund causes a security to no longer be investment grade, the Fund will dispose of the security, if necessary, to keep its holdings to 5% or less of the Fund's net assets. See Credit Quality under Investment Restrictions and Policies in Part B. Debt securities rated Baa by Moody's or BBB by Standard & Poor's, although considered investment grade, have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

         When a Fund's Manager or Sub-Adviser, as the case may be, determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Rule 144A Securities
         Each Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as a Fund. Each Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager or Sub-Adviser, as the case may be, determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Company Securities
         Any investments that either Fund makes in either closed-end or open-end investment companies will be limited by the

1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to each Fund's investments in unregistered investment companies.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager or Sub-Adviser, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e. a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of each Fund's assets may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager or Sub-Adviser under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

When-Issued and Delayed Delivery Securities
         Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the a enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Temporary Investments
         Each Fund's reserves may be invested in domestic short-term money market instruments including, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. During temporary defensive periods as determined by the Manager or the Sub-Adviser, as the case may be, each Fund may hold up to 100% of its total assets in short-term obligations of the types described above.

Hedging Transactions
         Each Fund may write covered call options and secured put options and purchase call and put options on securities and security indices. Each Fund may also engage in transactions in financial futures contracts and related options for hedging purposes. These investment techniques and the related risks are summarized below and are described in more detail in Part B.

Options
         The Manager and Sub-Adviser may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. Each Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and a Fund may write covered call options on such securities. A Fund may also purchase put options on such securities and indices and enter into related closing transactions.
         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. A Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by a Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, a Fund may lose the potential market appreciation of the securities subject to the option, if the Manager's or the Sub-Adviser's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

         Each Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. Each Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. Each Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures
         Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities called for by the contract at a specified price during a specified future month.

         While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by a

Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

         Each Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

         The purpose of the purchase or sale of futures contracts consisting of U.S. government securities is to protect a Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of U.S. government securities at higher prices.

Foreign Securities
         Each Fund may invest up to 10% of its total assets in foreign securities. Foreign securities may include ADRs and GDRs. There are substantial and different risks involved in investing in foreign securities. An investor should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the U.S.

         Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

         Foreign stock markets are generally not as developed or efficient as those in the U.S. In most foreign markets volume and liquidity are less than in the U.S. and, at times, volatility of price can be greater than that in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

         There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of a Fund in some foreign countries. The Funds are not aware of any investment or exchange control regulations which might substantially impair their operations as described, although this could change at any time.

         The dividends and interest payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to a Fund's shareholders.

Other Investment Policies
         Although each Fund is permitted under certain circumstances to borrow money, neither Fund normally does so. Aggressive Growth Fund will not purchase new securities whenever borrowings exceed 5% of the value of the total assets of the Fund.

         Neither Fund may concentrate investments in any industry, which means that a Fund may generally not invest more than 25% of its assets in any one industry. With respect to Aggressive Growth Fund, the term "industry" will be deemed to include the government of any country other than the United States, but not the U.S. Government.

                                      * * *

         Certain other fundamental and non-fundamental investment restrictions adopted by the Funds are described in Part B.

                                 APPENDIX A - INVESTMENT
             ILLUSTRATIONS Illustrations of the Potential Impact on
                       Investment Based on Purchase Option
                                $10,000 Purchase

                           Scenario 1                                          Scenario 2
                         No Redemption                                      Redeem 1st Year
        --------------------------------------------------       -------------------------------------
        Year        Class A       Class B          Class C       Class A        Class B        Class C
           0          9,525        10,000           10,000         9,525         10,000         10,000
           1         10,478        10,925           10,925        10,478         10,525         10,825+
           2         11,525        11,936           11,936
           3         12,678        13,040           13,040
           4         13,946        14,246           14,246
           5         15,340        15,564           15,564
           6         16,874        17,003           17,003
           7         18,562        18,576           18,576
           8         20,418+       20,294           20,294
           9         22,459        22,324*          22,171
          10         24,705        24,556*          24,222






                           Scenario 3                                          Scenario 4
        --------------------------------------------------     ---------------------------------------
        Year        Class A      Class B          Class C       Class A        Class B        Class C
           0          9,525      10,000          10,000         9,525         10,000         10,000
           1         10,478      10,925          10,925        10,478         10,925         10,625
           2         11,525      11,936          11,936        11,525         11,936         11,289
           3         12,678      12,740          13,040+       12,678         13,040         11,995
           4                                                   13,946         14,246         12,744
           5                                                   15,340         15,346         13,541+
           6
           7
           8
           9
          10

     *This assumes that Class B Shares were converted to Class A
                      Shares at the end of the eighth year.
                                $250,000 Purchase

                            Scenario 3                                          Scenario 4
                         Redeem 3rd Year                                     Redeem 5th Year
                    ------------------------------------        --------------------------------------
      Year         Class A       Class B        Class C        Class A       Class B          Class C
         0         243,750       250,000        250,000        243,750       250,000          250,000
         1         268,125       273,125        273,125        268,125       273,125          273,125
         2         294,938       298,389        298,389        294,938       298,389          298,389
         3         324,431       318,490        325,990+       324,431       325,990          325,990
         4                                                     356,874+      356,144          356,144
         5                                                     392,562       384,087          389,087
         6
         7
         8
         9
        10

                            Scenario 3                                    Scenario 4
                          No Redemption                                Redeem 1st Year
      Year        Class A        Class B         Class C        Class A       Class B        Class C
         0        243,750        250,000         250,000        243,750       250,000        250,000
         1        268,125        273,125         273,125        268,125       263,125        270,625+
         2        294,938        298,389         298,389
         3        324,431        325,990         325,990
         4        356,874+       356,144         356,144
         5        392,562        389,087         389,087
         6        431,818        425,078         425,078
         7        475,000        464,398         464,398
         8        522,500        507,355         507,355
         9        574,750        558,090*        554,285
        10        632,225        613,899*        605,556





* This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.
   Assumes a hypothetical return for Class A of 10% per year, a hypothetical return for Class B of 9.25% for years 1-8 and 10% for years 9-10, and a hypothetical return for Class C of 9.25% per year. Hypothetical returns vary due to the different expense structures for each Class and do not represent actual performance.
   Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).
   Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
   Class C purchase assessed 1% CDSC upon redemption in year 1.
   Figures marked "+" identify which Class offers the greater return potential based on investment amount, holding period and the expense structure of each Class.


APPENDIX B--CLASSES OFFERED


Growth of Capital                                     A Class          B Class        C Class         Consultant Class
Aggressive Growth Fund                                   x                x              x                    -
Trend Fund                                               x                x              x                    -
Enterprise Fund                                          x                x              x                    -
DelCap Fund                                              x                x              x                    -
Small Cap Value Fund                                     x                x              x                    -
U.S. Growth Fund                                         x                x              x                    -
Growth Stock Fund                                        x                x              x                    -
Tax-Efficient Equity Fund                                x                x              x                    -

Total Return
Blue Chip Fund                                           x                x              x                    -
Quantum Fund                                             x                x              x                    -
Devon Fund                                               x                x              x                    -
Decatur Total Return Fund                                x                x              x                    -
Decatur Income Fund                                      x                x              x                    -
Delaware Fund                                            x                x              x                    -

International Diversification
Emerging Markets Fund                                    x                x              x                    -
New Pacific Fund                                         x                x              x                    -
World Growth Fund                                        x                x              x                    -
International Equity Fund                                x                x              x                    -
Global Assets Fund                                       x                x              x                    -
Global Bond Fund                                         x                x              x                    -

Current Income
Delchester Fund                                          x                x              x                    -
Strategic Income Fund                                    x                x              x                    -
Corporate Income Fund                                    x                x              x                    -
Federal Bond Fund                                        x                x              x                    -
U.S. Government Fund                                     x                x              x                    -
Delaware-Voyageur US Government
     Securities Fund                                     x                x              x                    -
Limited-Term Government Fund                             x                x              x                    -



                                      -53-





                                                      (Not Part of Prospectus)



APPENDIX B--CLASSES OFFERED - (CON'T)

Tax-Free Income                                                           A Class    B Class     C Class     Consultant Class
National High Yield Municipal Bond Fund                                      x          x           x                -
Tax-Free USA Fund                                                            x          x           x                -
Tax-Free Insured Fund                                                        x          x           x                -
Tax-Free USA Intermediate Fund                                               x          x           x                -
Delaware-Voyageur Tax-Free Arizona Insured Fund                              x          x           x                -
Delaware-Voyageur Tax-Free Arizona Fund                                      x          x           x                -
Delaware-Voyageur Tax-Free California Insured Fund                           x          x           x                -
Delaware-Voyageur Tax-Free California Fund                                   x          x           x                -
Delaware-Voyageur Tax-Free Colorado Fund                                     x          x           x                -
Delaware-Voyageur Tax-Free Florida Insured Fund                              x          x           x                -
Delaware-Voyageur Tax-Free Florida Fund                                      x          x           x                -
Delaware-Voyageur Tax-Free Idaho Fund                                        x          x           x                -
Delaware-Voyageur Tax-Free Iowa Fund                                         x          x           x                -
Delaware-Voyageur Tax-Free Kansas Fund                                       x          x           x                -
Delaware-Voyageur Minnesota High Yield Municipal Bond Fund                   x          x           x                -
Delaware-Voyageur Minnesota Insured Fund                                     x          x           x                -
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund                       x          x           x                -
Delaware-Voyageur Tax-Free Minnesota Fund                                    x          x           x                -
Delaware-Voyageur Tax-Free Missouri Insured Fund                             x          x           x                -
Delaware-Voyageur Tax-Free New Mexico Fund                                   x          x           x                -
Delaware-Voyageur Tax-Free New York Fund                                     x          x           x                -
Delaware-Voyageur Tax-Free North Dakota Fund                                 x          x           x                -
Delaware-Voyageur Tax-Free Oregon Insured Fund                               x          x           x                -
Tax-Free Pennsylvania Fund                                                   x          x           x                -
Delaware-Voyageur Tax-Free Utah Fund                                         x          x           x                -
Delaware-Voyageur Tax-Free Washington Insured Fund                           x          x           x                -
Delaware-Voyageur Tax-Free Wisconsin Fund                                    x          x           x                -

Money Market Funds
Delaware Cash Reserve                                                        x          x           x                x
U.S. Government Money Fund                                                   x          -           -                x
Tax-Free Money Fund                                                          x          -           -                x





                            (Not Part of Prospectus)

The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

SUB-ADVISER
Growth Stock Fund:
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4400
Minneapolis, MN 55402.

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402

--------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
GROWTH STOCK FUND

--------------------------------------------------------------------------------


A CLASS
--------------------------------------------------------------------------------


B CLASS
--------------------------------------------------------------------------------


C CLASS
--------------------------------------------------------------------------------














P R O S P E C T U S

--------------------------------------------------------------------------------


AUGUST 28, 1997
















                                                              DELAWARE
                                                              GROUP
                                                              --------

AGGRESSIVE GROWTH  FUND INSTITUTIONAL                            PROSPECTUS
GROWTH STOCK FUND INSTITUTIONAL                                  AUGUST 28, 1997


 -------------------------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

                  For more information about Aggressive Growth
                    Fund Institutional Class and Growth Stock
                     Fund Institutional Class call Delaware
                             Group at 800-828-5052.


         This Prospectus describes the shares of Aggressive Growth Fund series and Growth Stock Fund series (individually, a "Fund" and collectively, the "Funds") of Voyageur Mutual Funds III, Inc. ("Mutual Funds III, Inc."), a professionally-managed mutual fund of the series type.

         Aggressive Growth Fund's investment objective is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which Delaware Management Company, Inc. (the "Manager") believes have the potential for high earnings growth. Growth Stock Fund's investment objective is long-term capital appreciation through investment in equity securities diversified among individual companies and industries. There is no assurance that either Fund's investment objective will be achieved. See Investment Objectives and Policies.

         Aggressive Growth Fund offers Aggressive Growth Fund Institutional Class and Growth Stock Fund offers Growth Stock Fund Institutional Class (individually, a "Class" and collectively, the "Classes").

         This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. An investment in either Fund involves certain risks and requires consideration of such risks. The Funds' Statement of Additional Information ("Part B" of Mutual Funds III, Inc.'s registration statement), dated August 28, 1997, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. Each Fund's financial statements appear in its Annual Report for the fiscal year ended April 30, 1997, which will accompany any response to requests for Part B.

         Each Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS

Cover Page                              How to Buy Shares
Synopsis                                Redemption and Exchange
Summary of Expenses                     Dividends and Distributions
Financial Highlights                    Taxes
Investment Objectives and Policies      Calculation of Net Asset Value Per Share
         Suitability                    Management of the Funds
         Investment Strategy            Other Investment Policies and
Classes of Shares                             Risk Considerations



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objectives
         Aggressive Growth Fund -- The investment objective of Aggressive Growth Fund is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth.

         Growth Stock Fund -- The investment objective of Growth Stock Fund is long-term capital appreciation through investment in equity securities diversified among individual companies and industries.

         For further details, see Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:

         1. Each Fund invests in common stocks. The prices of common stocks, especially those of smaller companies, tend to fluctuate, particularly in the shorter term. Investors should be willing to accept the risks associated with investments in emerging and growth-oriented companies, some of the securities of which may be speculative and subject to additional investment risk. See Investment Objectives and Policies.

         2. Each Fund may invest up to 10% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in the United States. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

         3. Each Fund has the ability to engage in options transactions for hedging purposes to counterbalance portfolio volatility. While neither Fund engages in options transactions for speculative purposes, there are risks which result from the use of options, and an investor should carefully review the description of these risks in this Prospectus. Certain options may be considered to be derivative securities. See Investment Objectives and Policies and Other Investment Policies and Risk Considerations.

Investment Manager, Sub-Adviser, Distributor and Service Agent
          The Manager is the investment manager for each Fund and, in that capacity, provides investment advice to each Fund, subject to the supervision of Mutual Funds III, Inc.'s Board of Directors. The Manager employs Voyageur Asset Management LLC (the "Sub-Adviser") as Growth Stock Fund's Sub-Adviser. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Funds for further information regarding the Manager and the Sub-Adviser and the fees payable under each Fund's Investment Management Agreement and the Sub-Advisory Agreement on behalf of Growth Stock Fund.

Purchase Price
          Shares of each Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange
         Shares of each Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         Mutual Funds III, Inc. is an open-end, registered management investment company. Each Fund operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). Mutual Funds III, Inc. was organized as a Minnesota corporation in January 1985. See Shares under Management of the Funds.

         Shares of the Funds covered by this prospectus are not registered in all states. Shares that are not registered in one or more states are not being offered and sold in such states.

SUMMARY OF EXPENSES

                                                                                          Aggressive       Growth
                                                                                            Growth          Stock
                                                                                             Fund           Fund
                                                                                         Institutional  Institutional
                                    Shareholder Transaction Expenses                        Class            Class
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).................................................       None              None

Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price).................................................       None              None

Exchange Fees.......................................................................       None*             None*

*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.


                                                                                       Aggressive        Growth
                                                                                         Growth           Stock
                                                                                          Fund             Fund
                                     Annual Operating Expenses                        Institutional     Institutional
                        (as a percentage of average daily net assets)                     Class            Class
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees (after voluntary waivers)...........................................     0.10%**           1.00%

12b-1 Fees..........................................................................     None              None

Other Operating Expenses............................................................     1.40%**           0.47%

     Total Operating Expenses (after voluntary waivers).............................     1.50%**           1.47%

**       The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by
         Aggressive Growth Fund and Growth Stock Fund and to pay each Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) do not exceed 1.50% for each Class on an annualized basis (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) through December 31, 1997.  Total Operating Expenses assume that the voluntary waiver has been in effect and have been derived from the actual expenses incurred by the Class A Shares of each Fund during its previous fiscal year less 12b-1 fees, which are inapplicable to the Institutional Classes.  Absent the voluntary fee waivers, "Total Operating Expenses (as a percentage of average daily net assets)" are expected to equal 2.40% for Aggressive Growth Fund Institutional Class. "Other Operating Expenses" are based on estimated amounts for the current fiscal year.

         For expense information about each Fund's A Class, B Class and C Class, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. Mutual Funds III, Inc. charges no redemption fees. The following example assumes the voluntary payments of expenses by the Manager as discussed in this Prospectus.

                                           1 year           3 years            5 years         10 years
Aggressive Growth                          ------           -------            -------         --------
Fund Institutional Class                     $16              $50                $87             $189

                                           1 year           3 years            5 years         10 years
Growth Stock Fund                          ------           -------            -------         --------
Institutional Class                          $15              $46                $80             $176

         This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

         The following financial highlights are derived from the financial statements of the Class A Shares of the Funds and have been audited by KPMG Peat Marwick LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of KPMG Peat Marwick LLP, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in their Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of KPMG Peat Marwick LLP) may be obtained from Mutual Funds III, Inc. upon request at no charge.
--------------------------------------------------------------------------------

                                                                         Aggressive Growth Fund
                                                                             Class A Shares*
                                                               ------------------------------------------
                                                                                           Period from
                                                                 Year Ended  Year Ended   5/16/94** to
                                                                  4/30/97    4/30/96(d)     4/30/95
Net Asset Value:
       Beginning of Period....................................     $13.08       $10.40       $10.00
                                                                   ------       ------       ------
Operations:
Net investment income (loss)..................................      (0.18)       (0.10)       (0.09)
Net realized and unrealized
      gain on investments.....................................       0.96         3.27         0.49
                                                                   ------       ------       ------
         Total from operations................................       0.78         3.17         0.40
                                                                   ------       ------       ------

Distributions to shareholders:
From net realized gains.......................................      (2.09)       (0.40)          --
From return of capital........................................         --        (0.09)          --
                                                                   ------       ------       ------
         Total distributions..................................      (2.09)       (0.49)          --
                                                                   ------       ------       ------

Net Asset Value:
       End of period..........................................     $11.77       $13.08       $10.40
                                                                   ======       ======       ======
Total investment return (c)...................................       4.34%       31.02%        4.00%

Net Assets at End of Period (000's omitted)...................     $4,944       $4,334       $2,189

Ratios:
      Expenses to average net assets (e)......................       1.84%        2.01%        1.74%(a)
      Expenses to average net assets
         (net of expenses paid indirectly)....................       1.75%        1.74%         N/A
      Net investment loss to average net assets...............      (1.38)%      (1.00)%      (1.21)%(a)
           Assuming no voluntary waivers and reimbursements
           and expense reductions: (f)
                Expenses......................................       2.65%        2.74%        2.97%(a)
                Net investment income (loss)..................      (2.19)%      (1.73)%      (2.44)%(a)
Portfolio turnover rate (excluding short-term securities).....      179.5%       165.5%        88.3%
Average commission rate (b)...................................      $0.06         N/A           N/A


* Data are derived from data of the Class A Shares of the respective Fund and reflect the impact of 12b-1 Plan distribution expenses paid by Class A Shares. The Classes are not subject to 12b-1 Plan distribution expenses and beginning August 28, 1997, data for the Classes will not reflect the deduction of such expenses.

**  Commencement of operations

See accompanying notes to Financial Highlights.


                                                                                        Growth Stock Fund(g)
                                                                                          Class A Shares
                                                             -----------------------------------------------------------------------
                                                                                       Year Ended April 30,
                                                                  1997       1996         1995        1994         1993       1992
Net asset value:
     Beginning of year.......................................   $23.66     $19.91       $17.51      $17.81       $23.81      $19.36
                                                                ------     ------       ------      ------       ------      ------
Operations:
     Net investment income (loss)............................     0.16       0.08         0.15        0.07         0.05      (0.18)
     Net realized and unrealized
        gain (loss) on investments...........................     3.36       4.82         2.77       (0.16)        0.22        4.81
                                                                ------     ------       ------      ------       ------      ------
      Total from operations..................................     3.52       4.90         2.92       (0.09)        0.27        4.63
                                                                ------     ------       ------      ------       ------      ------

Distributions to shareholders:
     From net investment income..............................    (0.08)     (0.11)       (0.13)      (0.06)        ---         ---
     From net realized gains.................................    (1.76)     (1.04)       (0.39)      (0.15)       (6.27)     (0.18)
                                                                ------     ------       ------      ------       ------      ------
      Total distributions....................................    (1.84)     (1.15)       (0.52)      (0.21)       (6.27)     (0.18)
                                                                ------     ------       ------      ------       ------      ------

Net asset value:
     End of year.............................................   $25.34     $23.66       $19.91       $17.61      $17.51      $23.81
                                                                ======     ======       ======       ======      ======      ======
Total investment return (c)..................................    15.27%     25.00%       17.04%       (0.52)%      1.51%     23.86%

Net assets at end of year (000's omitted)....................  $34,255    $28,956      $23,651      $28,518     $26,784    $19,351

Ratios:
     Expenses to average net assets (e)......................     1.72%      1.78%        1.90%        1.90%       1.90%      2.25%
     Expenses to average net assets
         (net of expenses paid indirectly) ..................     1.72%      1.72%         N/A          N/A        N/A         N/A
     Net investment income (loss) to average net assets .....     0.68%      0.36%        0.75%        0.40%       0.26%     (0.76)%
     Assuming no voluntary waivers, reimbursements and
         expense reductions:
     Expenses................................................     1.72%      1.87%        1.99%        2.13%       2.70%      2.86%
          Net investment income (loss) ......................     0.68%      0.27%        0.66%        0.17%      (0.54)%    (1.37)%
Portfolio turnover rate (excluding short-term securities)....     28.5%      36.6%        21.8%        34.2%       16.5%     142.6%
Average commission rate (b)..................................     $0.06       N/A          N/A          N/A         N/A        N/A


                                                                                        Growth Stock Fund(g)
                                                                                          Class A Shares
                                                             -----------------------------------------------------------------------
                                                                                       Year Ended April 30,

                                                                  1991         1990         1989        1988
Net asset value:
     Beginning of year.......................................    $18.85       $19.39      $16.10       $17.46
                                                                 ------       ------      ------       ------
Operations:
     Net investment income (loss)............................     (0.11)       (0.08)      (0.15)       (0.13)
     Net realized and unrealized
        gain (loss) on investments...........................      3.40         1.29        3.51        (0.84)
                                                                 ------       ------      ------       ------
      Total from operations..................................      3.29         1.21        3.36        (0.97)
                                                                 ------       ------      ------       ------

Distributions to shareholders:
     From net investment income..............................      ---           ---         ---          ---
     From net realized gains.................................     (2.78)       (1.75)      (0.07)       (0.39)
                                                                 ------       ------      ------       ------
      Total distributions....................................     (2.78)       (1.75)      (0.07)       (0.39)
                                                                 ------       ------      ------       ------

Net asset value:
     End of year.............................................    $19.36       $18.85      $19.39       $16.10
                                                                 ======       ======      ======       ======
Total investment return (c)..................................     20.51%        6.09%      20.92%       (5.33)%

Net assets at end of year (000's omitted)....................   $11,400      $10,331      $9,183       $9,706

Ratios:
     Expenses to average net assets (e)......................      2.36%        2.31%       2.42%        2.52%
     Expenses to average net assets
         (net of expenses paid indirectly) ..................       N/A          N/A         N/A         N/A
     Net investment income (loss) to average net assets .....     (0.67)%      (0.66)%     (0.69)%      (0.76)%
     Assuming no voluntary waivers, reimbursements and
         expense reductions:
     Expenses................................................      2.86%        2.86%       3.00%        3.00%
          Net investment income (loss) ......................     (1.17)%      (1.21)%     (1.27)%      (1.24)%
Portfolio turnover rate (excluding short-term securities)....     128.2%       115.1%       31.7%        57.1%
Average commission rate (b)..................................       N/A          N/A         N/A         N/A

__________________
* Data are derived from data of the Class A Shares of the respective Fund and reflect the impact of 12b-1 Plan distribution expenses paid by Class A Shares. The Classes are not subject to 12b-1 Plan distribution expenses and beginning August 28, 1997, data for the Classes will not reflect the deduction of such expenses.

See accompanying notes to Financial Highlights

Notes to Financial Highlights

(a) Adjusted to an annual basis.

(b) Beginning in the year ended April 30, 1997, the average commission rate paid per share for security transactions is a required disclosure.

(c) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(d) Effective May 1, 1995, Voyageur Fund Managers, Inc. assumed responsibility for Aggressive Growth Fund's investment management replacing George D. Bjurman, the Fund's sub-adviser. Beginning May 1, 1997, Delaware Management Company, Inc. became the investment adviser to the Fund.

(e) Beginning in the period ended April 30, 1996, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.

(f) Prior to the year ended April 30, 1997, the ratios reflect the most restrictive state limitation in effect.

(g) Effective September 1, 1990, Voyageur Fund Managers, Inc. replaced Investment Advisers, Inc. as the investment adviser and Wilke/Thompson Capital Management began acting as Growth Stock Fund's sub-investment adviser until January 1, 1992 when Voyageur Fund Managers, Inc. became the sole investment adviser to the Fund. Beginning May 1, 1997, Delaware Management Company, Inc. became the investment adviser to the Fund and Voyageur Asset Management LLC began acting as Sub-Adviser to Growth Stock Fund.

INVESTMENT OBJECTIVES AND POLICIES

         Aggressive Growth Fund - Aggressive Growth Fund's investment objective is long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the Manager believes have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments.

         Growth Stock Fund - Growth Stock Fund has an objective of long-term capital appreciation. Growth Stock Fund seeks to achieve its objective by investing in equity securities diversified among individual companies and industries.

         No assurance can be given that either Fund will be able to achieve its investment objective.

SUITABILITY
         The value of a Fund's investments, and as a result the net asset value of a Fund's shares, will fluctuate in response to changes in the market and economic conditions as well as the financial condition and prospects of issuers in which the Fund invests. Because of the risks associated with a Fund's investments, each Fund is intended to be a long term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements.

         Companies in which Aggressive Growth Fund invests typically are subject to a greater degree of change in earnings and business prospects than are companies with more established earnings patterns. In light of these factors, Aggressive Growth Fund may be subject to greater investment risk than that assumed by other investment companies.

         Ownership of a Fund's shares can reduce the bookkeeping and administrative inconveniences that would be connected with direct purchases of the types of securities in which the Fund invests. Investors should not consider a purchase of shares of either Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY

Aggressive Growth Fund
         The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in equity securities (including convertible securities) of companies which the Manager believes have the potential for high earnings growth and which are U.S. companies with stock market capitalizations of at least $300 million. The Fund has been designed to provide investors with potentially greater long-term rewards than provided by an investment in a fund that seeks capital appreciation from common stocks with more established earnings histories.

         The Fund will invest in equity securities of companies the Manager believes to be undervalued and to have the potential for high earnings growth. Companies in which the Fund invests generally will meet one or more of the following criteria: high historical earnings-per-share ("EPS") growth; high projected future EPS growth; an increase in research analyst earnings estimates; attractive relative price to earnings ratios; and high relative discounted cash flows. In selecting the Fund's investments, the Manager also focuses on companies with capable management teams, strong industry positions, sound capital structures, high returns on equity, high reinvestment rates and conservative financial accounting policies.

         In pursuing its objective, the Fund anticipates that it will invest substantially all, and under normal conditions not less than 65%, of its assets in common stocks, preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. To the extent that the Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings, if any, of those securities will not be an important factor in their selection.

         At no time will the investments of the Fund in bank obligations, including time deposits, exceed 25% of the value of the Fund's assets.

Growth Stock Fund
         In seeking to achieve its investment objective, Growth Stock Fund's policy is to invest under normal market conditions not less than 80% of its total assets in common stocks which the Manager or Sub-Adviser believe offer the potential for long-term capital appreciation. Some of the factors the Manager or Sub-Adviser will consider in making the Fund's investments are increasing demand for a company's products or services, the belief that a company's securities are temporarily undervalued, the development of new or improved products or services, the probability of increased operating efficiencies, changes in management, emphasis on research and development, cyclical conditions, or possible mergers or acquisitions. The Fund anticipates that, in normal market conditions, at least 75% of the Fund's investments in common stocks will have received at the time of investment one of the two highest earnings and dividend ratings (A+ or A) assigned by Standard & Poor's Ratings Group ("Standard & Poor's"). The Fund also may invest up to 20% of its total assets in preferred stocks and corporate bonds if they are accompanied by warrants or are convertible into common stocks.

                                      * * *

         Each Fund may invest up to 10% of its assets in foreign securities. Each Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), which are U.S. dollar-denominated receipts, typically issued by domestic banks or trust companies, that represent the deposit with those entities of securities of a foreign issuer, and Global Depositary Receipts ("GDRs"), which generally are issued by foreign banks and evidence ownership of either foreign or domestic securities. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. Each Fund may invest in ADRs through both sponsored and unsponsored arrangements.

CLASSES OF SHARES

         The Distributor serves as the national distributor for each Fund. Shares of each Class may be purchased directly by contacting a Fund or its agent or through authorized investment dealers. All purchases of shares of each Class are made at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of a Class as part of their retirement program should contact their employer for details.

         Shares of each Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with the Manager or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of a Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Class A Shares, Class B Shares and Class C Shares
         In addition to offering Aggressive Growth Fund Institutional Class and Growth Stock Fund Institutional Class of shares, the respective Funds also offer: Aggressive Growth Fund A Class, Aggressive Growth Fund B Class and Aggressive Growth Fund C Class; and Growth Stock Fund A Class, Growth Stock Fund B Class and Growth Stock Fund C Class, which are described in a separate prospectus. Shares of such classes may be purchased through authorized investment dealers or directly by contacting each Fund or its Distributor. Class A Shares carry a front-end sales charge and have annual 12b-1 expenses equal to a maximum of 0.25%. The maximum front-end sales charge as a percentage of the offering price of Class A Shares is 4.75% and is reduced on certain transactions of $100,000 or more. Class B Shares and Class C Shares have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Class B Shares and Class C Shares and certain Class A Shares may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on the back cover of this Prospectus.

HOW TO BUY SHARES

         Each Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Classes.

Investing Directly by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Client Services Department to get an account number at 800-828-5052. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the Fund and Class selected by you, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Classes, you may write and authorize an exchange of part or all of your investment into a Fund. However, Class B Shares and Class C Shares of each Fund and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Classes. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) of each Class is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase is the date the order is received by the Fund in which the shares are being purchased, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. Each Fund reserves the right to reject purchases by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the net asset value of shares is determined, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Neither Fund will honor redemption requests as to shares for which a check was tendered as payment until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of a Class may be exchanged into any other Delaware Group mutual fund provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of a Class, such shares will be exchanged at net asset value. Shares of a Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Group. Each Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by the Funds or the Distributor for redeeming or exchanging your shares, although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund to which the authorization relates or its agent.

Written Redemption and Exchange
         You can write to a Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, each Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption-Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption-Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

         Mutual Funds III, Inc. currently intends to make annual payments from each Fund's net investment income. Payments from each Fund's net realized security profits will be made during the first quarter of the next fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

         Each class of a Fund will share proportionately in the investment income and expenses of that Fund, except that the Classes will not incur any distribution fee under Mutual Funds III, Inc.'s 12b-1 Plans which apply to Aggressive Growth Fund A Class, B Class and C Class and Growth Stock Fund A Class, B Class and C Class.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

         Each Fund has qualified as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from Mutual Funds III, Inc. to the Fund's shareholders. For the fiscal year ended April 30, 1997, Aggressive Growth Fund paid no dividends from net investment income and all of Growth Stock Fund's dividends from net investment income qualified for the corporate dividends received deduction.

         Distributions paid by a Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. A Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of each Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Mutual Funds III, Inc. will mail to you information on the tax status of a Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

         Each Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

         The purchase and redemption price of Class shares is the net asset value ("NAV") per share of a Class next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Mutual Funds III, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Mutual Funds III, Inc.'s Board of Directors.

         The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that a Class will not incur any of the expenses under the respective Fund's 12b-1 Plans and Class A, B and C Shares alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUNDS

Directors
         The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Mutual Funds III, Inc.'s directors and officers.

Investment Manager and Sub-Adviser
         The Manager furnishes investment management services to each Fund. The Sub-Adviser is responsible for the day-to-day investment management of Growth Stock Fund. The Manager has offices located at One Commerce Square, Philadelphia, PA 19103. The Sub-Adviser has offices located at 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402.

         Delaware and its predecessors have been managing the funds in the Delaware Group since 1938. On June 30, 1997, Delaware and its affiliates, including Delaware International Advisers Ltd., were managing in the aggregate more than $37 billion in assets in various institutional or separately managed (approximately $22,302,518,000) and investment company (approximately $15,246,733,000) accounts.

         Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur was an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("LNC") as a result of LNC's acquisition of DFG. LNC, headquartered in Fort Wayne, Indiana, owns and operates insurance and investment management businesses, including Delaware Management Holdings, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Group of Mutual Funds.

         Because LNC's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreements with Voyageur were "assigned," as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. The Board of Directors of the Funds unanimously approved new investment advisory agreements with the Manager at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective investment advisory agreement with the Manager to become effective after the close of business on April 30, 1997, the date the acquisition was completed. At that meeting, shareholders of Growth Stock Fund also approved a Sub-Advisory Agreement between the Manager and the Sub-Adviser to take effect at the same time as the Investment Management Agreement.

         Beginning May 1, 1997, the Manager, an indirect, wholly owned subsidiary of LNC, became the Funds' investment manager. The Manager administers the affairs of and is ultimately responsible for the investment management of each of the Funds under separate Investment Management Agreements. The Manager also administers Mutual Funds III, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Mutual Funds III, Inc. who are affiliated with the Manager. For these services, under their respective Investment Management Agreements, Aggressive Growth Fund and Growth Stock Fund each pay the Manager a monthly investment advisory fee equivalent on an annual basis to 1.00% of their average daily net assets. Investment management fees accrued by Aggressive Growth Fund for the fiscal year ended April 30, 1997 were 1.00% of average daily net assets and 0.18% was paid as a result of the voluntary waiver of fees by Voyageur. Investment management fees paid by Growth Stock Fund for the fiscal year ended April 30, 1997 were 1.00% of average daily net assets.

         Gerald S. Frey, Vice President/Senior Portfolio Manager, assumed primary responsibility for making day-to-day investment decisions for the Aggressive Growth Fund on May 1, 1997. Mr. Frey also serves as Vice President/Senior Portfolio Manager for Delaware Group Equity Funds IV, Inc., Delaware Group Trend Fund, Inc., Delaware Group Premium Fund, Inc. and Delaware Pooled Trust, Inc. Mr. Frey has 22 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

         In making investment decisions for the Fund, Mr. Frey regularly consults with Wayne A. Stork, Marshall T. Bassett, William H. Miller, Judith R. Finger, John A. Heffern and Lori Wachs. Mr. Stork, Chairman of Delaware Management Company, Inc.'s and Mutual Funds III, Inc.'s Boards of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. Marshall T. Bassett, Vice President, joined Delaware in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Miller is a Vice President/Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown and Catherwood. Ms. Finger is a Vice President/Assistant Portfolio Manager. She joined the Delaware Group in 1995 from the New York-based Fred Alger Management, where she was an equity analyst for three years. Prior to that, she held positions with Chemical Bank and Dun & Bradstreet, in mergers and acquisitions. She earned her BA in Finance from the University of Pennsylvania and her MBA in Finance & Accounting from the University of Chicago. John A. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Service unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Ms. Wachs is an Assistant Vice President. She joined the Delaware Group in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.

         Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of Growth Stock Fund's assets, is responsible for day-to-day investment management of the Fund, makes and executes investment decisions for the Fund in accordance with the Fund's investment objectives and stated policies. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Fund pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser an annual sub-advisory fee equal to 0.50% of Growth Stock Fund's average daily net assets.

         James King, an employee of the Sub-Adviser, currently has day-to-day portfolio management responsibility for Growth Stock Fund. Mr. King was a director of Voyageur from 1993 through 1995 and was a Senior Equity Portfolio Manager of Voyageur from 1990 through 1997. Mr. King currently has over 30 years of investment experience.

Portfolio Trading Practices
         Each Fund normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders. For the fiscal year ended April 30, 1996 and 1997, portfolio turnover rates for the funds were as follows:

                                                                 1996     1997
                                                                 ----     ----
                      Aggressive Growth Fund                     166%     180%
                      Growth Stock Fund                           37%      29%

         Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
         From time to time, each Fund may quote total return performance of their Classes in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year (or life of fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information concerning its Class over additional periods of time.

         Because securities prices fluctuate, investment results of the Classes will fluctuate over time and past performance should not be considered a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Funds
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Mutual Funds III, Inc.'s fiscal year ends on April 30.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of each Fund's shares under a Distribution Agreement with Mutual Funds III, Inc. dated August 28, 1997. The Distributor bears all of the costs of promotion and distribution.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an agreement dated May 1, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected by the employer. Fees will be quoted upon request and are subject to change.

         The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.

Expenses
         Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreements and those borne by the Distributor under the Distribution Agreements.

         In connection with the merger transaction described above, the Manager has agreed for a period of two years ending on April 30, 1999, to pay the operating expenses (excluding interest expense, taxes, brokerage fees, commissions and Rule 12b-1 fees) of each Fund which exceed 1% of such Fund's average daily net assets on an annual basis up to certain limits as set forth in detail in Part B. This agreement replaces a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment adviser.

         The Manager and the Underwriter reserve the right to voluntarily waive their fees in whole or part and to voluntarily absorb certain other of each Fund's expenses. See Summary of Expenses for current fee waivers and reimbursements.

         The ratio of operating expenses to average daily net assets for each of Aggressive Growth Fund Institutional Class and Growth Stock Fund Institutional Class is expected to equal 1.50%. Each ratio is based on expenses incurred by the respective Class A Shares during the last fiscal year and reflects the voluntary waiver and payment of fees noted above.

Shares
         Mutual Funds III, Inc. is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Mutual Funds III, Inc. was organized as a Minnesota corporation in January 1985. In addition to the Funds, Mutual Fund III, Inc. presently also offers the Tax-Efficient Equity Fund series of shares. Fund shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Each Fund will vote separately on any matter which affects only that Fund. Shares of each Fund have a priority over shares of any other fund of Mutual Funds III, Inc. in the assets and income of that Fund.

         All of the shares have noncumulative voting rights which means that the holders of more than 50% of Mutual Funds III, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Minnesota law, Mutual Funds III, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

         In addition to Institutional Class shares, the Funds offer Class A Shares, Class B Shares and Class C Shares. Shares of each class represent proportionate interests in the assets of the respective Fund and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of the Classes are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to Class A Shares.

         Beginning June 9, 1997, the names of Voyageur Aggressive Growth Fund changed to Aggressive Growth Fund series and Voyageur Growth Stock Fund changed to Growth Stock Fund series.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Debt Securities
         In pursuing its investment objective, Aggressive Growth Fund may invest up to 35% of its total assets and Growth Stock Fund may invest up to 20% of its total net assets in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

         Investments in debt securities by each Fund are limited to those that are at the time of investment within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, are deemed to be of comparable quality by the Manager. If a change in credit quality after acquisition by a Fund causes a security to no longer be investment grade, the Fund will dispose of the security, if necessary, to keep its holdings to 5% or less of the Fund's net assets. See Credit Quality under Investment Restrictions and Policies in Part B. Debt securities rated Baa by Moody's or BBB by Standard & Poor's, although considered investment grade, have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

         When a Fund's Manager or Sub-Adviser, as the case may be, determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Rule 144A Securities
         Each Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as a Fund. Each Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager or Sub-Adviser, as the case may be, determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Company Securities
         Any investments that either Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to each Fund's investments in unregistered investment companies.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, each Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager or Sub-Adviser, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e. a Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of each Fund's assets may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager or Sub-Adviser under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

When-Issued and Delayed Delivery Securities
         Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. Each Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Temporary Investments
         Each Fund's reserves may be invested in domestic short-term money market instruments including, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements. During temporary defensive periods as determined by the Manager or the Sub-Adviser, as the case may be, each Fund may hold up to 100% of its total assets in short-term obligations of the types described above.

Hedging Transactions
         Each Fund may write covered call options and secured put options and purchase call and put options on securities and security indices. Each Fund may also engage in transactions in financial futures contracts and related options for hedging purposes. These investment techniques and the related risks are summarized below and are described in more detail in Part B.

Options
         The Manager and Sub-Adviser may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. Each Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and a Fund may write covered call options on such securities. A Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. A Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by a Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, a Fund may lose the potential market appreciation of the securities subject to the option, if the Manager's or the Sub-Adviser's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

         Each Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. Each Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. Each Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures
         Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities called for by the contract at a specified price during a specified future month.

         While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

         Each Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

         The purpose of the purchase or sale of futures contracts consisting of U.S. government securities is to protect a Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of U.S. government securities at higher prices.

Foreign Securities
         Each Fund may invest up to 10% of its total assets in foreign securities. Foreign securities may include ADRs and GDRs. There are substantial and different risks involved in investing in foreign securities. An investor should consider these risks carefully. For example, there is generally less publicly available information about foreign companies than is available about companies in the U.S. Foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the U.S.

         Foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

         Foreign stock markets are generally not as developed or efficient as those in the U.S. In most foreign markets volume and liquidity are less than in the U.S. and, at times, volatility of price can be greater than that in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges. There is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

         There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or diplomatic developments which could adversely affect investments, assets or securities transactions of a Fund in some foreign countries. The Funds are not aware of any investment or exchange control regulations which might substantially impair their operations as described, although this could change at any time.

         The dividends and interest payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution to a Fund's shareholders.

Other Investment Policies
         Although each Fund is permitted under certain circumstances to borrow money, neither Fund normally does so. Aggressive Growth Fund will not purchase new securities whenever borrowings exceed 5% of the value of the total assets of the Fund.

         Neither Fund may concentrate investments in any industry, which means that a Fund may generally not invest more than 25% of its assets in any one industry. With respect to Aggressive Growth Fund, the term "industry" will be deemed to include the government of any country other than the United States, but not the U.S. Government.

                                      * * *

         Certain other fundamental and non-fundamental investment restrictions adopted by the Funds are described in Part B.

For more information, call Delaware Group at 800-828-5052.



INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

Growth Stock Fund:
SUB-ADVISER
Voyageur Asset Management LLC
90 South Seventh Street, Suite 4400,
Minneapolis, MN 55402.

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402

--------------------------------------------------------------
AGGRESSIVE GROWTH FUND
INSTITUTIONAL
GROWTH STOCK FUND
INSTITUTIONAL
--------------------------------------------------------------
















P R O S P E C T U S
---------------------------------------------------------


AUGUST 28, 1997











                                                                   DELAWARE
                                                                   GROUP
                                                                   -------------

TAX-EFFICIENT EQUITY FUND INSTITUTIONAL                          PROSPECTUS
                                                                 AUGUST 28, 1997

--------------------------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

                    For more information about Tax-Efficient
                      Equity Fund Institutional Class call
                         Delaware Group at 800-828-5052.


         This Prospectus describes the shares of Tax-Efficient Equity Fund series (the "Fund") of Voyageur Mutual Funds III, Inc. ("Mutual Funds III, Inc."), a professionally-managed mutual fund of the series type.

         The objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income. See Investment Objectives and Policies.

         The Fund offers Tax-Efficient Equity Fund Institutional Class (the "Class"). This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Mutual Funds III, Inc.'s registration statement), dated August 28, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

         The Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS

Cover Page                              Redemption and Exchange
Synopsis                                Dividends and Distributions
Summary of Expenses                     Taxes
Investment Objectives and Policies      Calculation of Net Asset Value Per Share
         Suitability                    Management of the Fund
         Investment Strategy            Other Investment Policies and
Classes of Shares                             Special Risk Considerations
How to Buy Shares



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         For further details, see Investment Objectives and Policies and Other Investment Policies and Special Risk Considerations.

Risk Factors and Special Considerations
         As a mutual fund investing primarily in common stocks, the Fund is subject to market risk, that is the possibility that common stock prices will decline over short or even extended periods.

         The Fund has the ability to enter into options and futures transactions. There are risks that result from the use of options and futures and the investor should review the description of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Special Risk Considerations.

         The Fund may invest up to 10% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Foreign Securities under Other Investment Policies and Special Risk Considerations.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Mutual Funds III, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the new Fund's Investment Management Agreement.

Purchase Price
         Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange
         Shares of the Class are redeemed or exchangedat the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         Mutual Funds III, Inc., which was organized as a Minnesota corporation in January 1985, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). The Fund is one of several series of Mutual Funds III, Inc. See Shares under Management of the Fund.

         Shares of the Fund covered by this prospectus are not registered in all states. Shares that are not registered in one or more states are not being offered and sold in such states.



SUMMARY OF EXPENSES

                                      Shareholder Transaction Expenses
--------------------------------------------------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).........................................................         None

Maximum Sales Charge Imposed on Reinvested Dividends
(as a percentage of offering price).........................................................         None

Exchange Fees...............................................................................         None*

*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.


                                      Annual Operating Expenses
                              (as a percentage of average daily net assets)
--------------------------------------------------------------------------------------------------------------------------


Management Fees
(after voluntary waivers and payments)......................................................         0.72%**

12b-1 Fees..................................................................................         None

Other Operating Expenses
(after voluntary waivers and payments)......................................................         0.48%**

         Total Operating Expenses
                 (after voluntary waivers and payments).....................................         1.20%**

**   "Other Operating Expenses" and "Total Operating Expenses" are based on estimated expenses expected to be incurred during the first full fiscal year of the Class, after giving effect to the voluntary expense waiver. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses (after voluntary waivers and payments) do not exceed 1.20% for the Class on an annualized basis (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) through December 31, 1997. Total Operating Expenses assume that the voluntary waiver has been in effect. Absent the voluntary fee waiver and payments, Total Operating Expenses (as a percentage of average daily net assets) are expected to equal 1.23% for the Class, reflecting Management Fees of 0.75% for the Class.

         For expense information about the Fund's A Class, B Class and C Class, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. Mutual Funds III, Inc. charges no redemption fees. The following example assumes the voluntary waiver of the management fee and/or other payments of expenses by the Manager as discussed in this Prospectus.

                             1 year                     3 years
                             ------                     -------
                              $12                         $38

         This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

SUITABILITY
         The Fund may be suitable for the patient investor interested in long-term capital appreciation. Although the Fund may be appropriate for any investor, it may be especially well suited to the investment needs of high-tax bracket investors, retirement savers and college savers. Because the Fund is designed to maximize after-tax total return, the Fund may not be suitable for tax-exempt investors. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers.

                                      * * *

         Naturally, the Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, the Fund is not appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, the Fund will strive to achieve its objective set forth above.

         Investors should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
         In attempting to achieve its investment objective, the Fund under normal circumstances will invest at least 90% of its net assets in a widely diversified portfolio of common stocks, securities convertible into common stocks and instruments whose returns depend upon stock market prices. An emphasis will be placed on lower-dividend or non-dividend paying common stocks of companies which the Manager believes to have superior appreciation potential.

         Investments in securities convertible into common stock will be made on the basis of the common stocks into which such securities are convertible, and not on the basis of the debt ratings of such securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities (defined as common stocks and securities convertible into common stocks). The Fund may invest up to 10% of its total assets in foreign securities. See Other Investment Policies and Special Risk Considerations for additional information.

         Over time, common stock mutual funds generally accumulate capital gains as the securities in their portfolios appreciate. In most cases, the active management of these funds will involve a significant amount of portfolio security trading, leading to the realization of capital gains which will be taxable when distributed to fund shareholders. Primarily as a result of these taxable capital gains distributions, the after-tax return to a taxable investor in the fund with even moderate portfolio turnover can be substantially lower than the pre-tax return. The Manager believes that, in order to achieve the best possible after-tax return for taxable investors, investment strategies must be employed which will minimize portfolio turnover and postpone the realization of accrued capital gains.

         Some realization of capital gains will, of course, be inevitable. For example, portfolio securities must be sold as they mature in order to avoid negative growth. In addition, merger and acquisition activities in the marketplace will result in unavoidable sales of portfolio securities. The Manager will attempt to minimize such capital gains to the extent possible by, for example, realizing accrued losses in the portfolio to offset such gains. To help reduce realized capital gains when the sale of appreciated securities is necessary, the Manager will also seek to sell share lots that qualify for long-term capital gains treatment and have the highest cost basis.

         From time to time, the Manager may also employ a trading strategy which involves the use of options, futures contracts and other derivative products to hedge against anticipated market movements, rather than a more traditional strategy that would involve the purchase and sale of portfolio securities in anticipation of such movements. For example, using a more traditional trading strategy, if an investment adviser anticipated a market decline with respect to a particular group of portfolio stocks with significant unrealized gains, the adviser would sell the stocks, realize any gains and make a taxable distribution of such gains to shareholders. If market prices fall as anticipated, the fund will have avoided capital losses as a result of the fall in prices, but the fund will have incurred trading costs and investors will be taxed on the realized capital gains. In the event market prices rise, trading costs and tax consequences will be the same; however, the fund will have lost the opportunity to participate in the rising prices. Using the tax-sensitive trading strategy which the Manager intends to employ, rather than sell the Fund's portfolio securities, the Manager might, for example, buy a put option on the group of securities. If prices fall as anticipated, the decline in the value of the Fund's portfolio would be offset by the gain on the put options. Although this gain will be taxable, presumably the gain, and therefore the tax liability, will be significantly less than the gain that would have been realized had the Fund sold the underlying portfolio securities. The Fund will not incur trading costs, but will pay a premium for purchase of the put option. In the event prices rise, the Fund will be in a significantly better position than had the underlying securities been sold. Although the Fund will have lost the premium it paid for the option, the Fund will participate fully in the rising stock prices and will have deferred the realization of capital gains (and the resulting tax liability of shareholders).

         In employing the investment strategy described above, the Fund may invest in various derivative instruments whose return depends on the prices of common stocks. These may include debt securities whose prices or interest rates are indexed to the return of a particular stock index, including a foreign stock index ("indexed securities"), swap agreements linked to a stock index or group of common stocks, option and futures contracts. The Fund may also lend its portfolio securities and sell its portfolio securities short. See Other Investment Policies and Special Risk Considerations for a description of these investment practices.

         In normal conditions, the Manager will attempt to invest as much of the Fund's assets as is practical in common stocks, securities convertible into common stocks and instruments whose returns depend on stock market prices. However, the Fund may invest temporarily in certain short-term fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities include obligations of the U.S. government and its agencies or instrumentalities, commercial paper, bank certificates of deposit and bankers' acceptances, and repurchase agreements. The Fund may invest in these securities without limitation if the Manager believes that market conditions warrant a temporary defensive posture.

                                      * * *
         For additional information on the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Special Risk Considerations.

         Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained.

         Because of the risks associated with the Fund's investments, the Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. On an informal basis, the Manager may compare the total return of the Fund to the total return of a broad based securities index, currently expected to be the Standard & Poor's 500 Index ("S&P 500"), with a view toward achieving after-tax total returns of the Fund in excess of the pre-tax total returns of such securities index. However, the Fund is not managed to replicate the securities contained in such indices and therefore may achieve returns which are less than or greater than such indices. Securities indices are unmanaged and hence do not incur expenses while the Fund is subject to investment management and other expenses as set forth herein.

CLASSES OF SHARES

         The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are made at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.

         Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with the Manager or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Class A Shares, Class B Shares and Class C Shares
         In addition to offering Tax-Efficient Equity Fund Institutional Class of shares, the Fund also offers: Tax- Efficient Equity Fund A Class, Tax-Efficient Equity Fund B Class and Tax-Efficient Equity Fund C Class, which are described in a separate prospectus. Shares of such classes may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. Class A Shares carry a front-end sales charge and have annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price of Class A Shares is 4.75% and is reduced on certain transactions of $100,000 or more. Class B Shares and Class C Shares have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Class B Shares and Class C Shares and certain Class A Shares may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on the back cover of this Prospectus.

HOW TO BUY SHARES

         The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

Investing Directly by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the Fund and Class selected. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Client Services Department to get an account number at 800-828-5052. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the Fund and Class selected by you, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, Class B Shares and Class C Shares of the Fund and Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) of the Class is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchases by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the net asset value of shares is determined, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will not honor redemption requests as to shares for which a check was tendered as payment until the Fund is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of the Class may be exchanged into any other Delaware Group mutual fund provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such shares will be exchanged at net asset value. Shares of the Class may not be exchanged into the Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares, although, in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption and Exchange
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificates(s) must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or its Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption-Check to Your Address of Record

         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption-Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

         Mutual Funds III, Inc. currently intends to make annual payments from the Fund's net investment income. Payments from the Fund's net realized security profits will be made during the first quarter of the next fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur any distribution fee under Mutual Funds III, Inc.'s 12b-1 Plans which apply to Tax-Efficient Equity Fund A Class, B Class and C Class.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deduction for corporations.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions.

Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Mutual Funds III, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

         The purchase and redemption price of Class shares is the net asset value ("NAV") per share of the Class next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The NAV per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Mutual Funds III, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Mutual Funds III, Inc.'s Board of Directors.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and the Class A, B and C Shares alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Mutual Funds III, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On June 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $37 billion in assets in the various institutional or separately managed (approximately $22,302,518,000) and investment company (approximately $15,246,733,000) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager administers the affairs of and is ultimately responsible for the investment management of the Fund under an Investment Management Agreement with Mutual Funds III, Inc. on behalf of the Fund dated June 26, 1997. Under the Investment Management Agreement for the Fund, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion.

         George H. Burwell has primary responsibility for making day-to-day investment decisions for the Fund. Mr. Burwell holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

         In making investment decisions for the Fund, Mr. Burwell regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork, Chairman of the Manager's and Mutual Funds III, Inc.'s Boards of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh is an Executive Vice President of Mutual Funds III, Inc. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994. He is on the Board of Directors of Keystone Insurance Company and AAA Mid-Atlantic and is a former president and current member of the Advisory Council of the Bond Club of Philadelphia.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

         The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
         From time to time, the Fund may quote total return performance of its Class in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year (or life of fund, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

         Because securities prices fluctuate, investment results of the Class will fluctuate over time and past performance should not be considered a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Mutual Funds III, Inc.'s fiscal year ends on April 30.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Mutual Funds III, Inc. dated August 28, 1997. The Distributor bears all of the costs of promotion and distribution.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an agreement dated May 1, 1997. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected by the employer. Fees will be quoted upon request and are subject to change.

         The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.

Shares

         Mutual Funds III, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Mutual Funds III, Inc. was organized as a Minnesota corporation in January 1985. In addition to the Fund, Mutual Funds III, Inc. presently also offers two other series of shares - the Aggressive Growth Fund series and the Growth Stock Fund series. Fund shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Each fund will vote separately on any matter which affects only that fund. Shares of each fund have a priority over shares of any other fund of Mutual Funds III, Inc. in the assets and income of that fund.

         All of the shares have noncumulative voting rights which means that the holders of more than 50% of Mutual Funds III, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Minnesota law, Mutual Funds III, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

         In addition to Institutional Class shares, the Fund offers Class A Shares, Class B Shares and Class C Shares. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of the Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A Shares.

OTHER INVESTMENT POLICIES AND SPECIAL RISK CONSIDERATIONS

Rule 144A Securities
         The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Indexed Securities
         Indexed securities include commercial paper, certificates of deposit and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the return of a particular stock index or group of stocks. Indexed securities can be affected by changes in interest rates and the creditworthiness of their issuers as well as stock prices and may not track market returns as accurately as direct investments in common stocks.

         Indexed securities in which the Fund may invest include Foreign Index Linked Instruments. Foreign Index Linked Instruments are fixed-income securities which are issued by U.S. issuers (including U.S. subsidiaries of foreign issuers) and are denominated in U.S. dollars but return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index. A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of Foreign Index Linked Instruments linking the principal amount to a foreign index, the amount of principal payable by the issuer at maturity will increase or decrease in response to changes in the level of the foreign index during the term of the Foreign Index Linked Instrument. In the case of Foreign Index Linked Instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the Foreign Index Linked Instrument. Foreign Index Linked Instruments may be issued by a U.S. governmental agency or instrumentality or by a private issuer.

Swap Agreements
         Swap agreements typically involve a commitment by the Fund to pay specified amounts (such as fixed or floating interest rates) at regular intervals in return for all or a portion of the investment return of a particular stock index or group of stocks. As with stock index options and futures (discussed below), swap agreements provide exposure to the stock market, but may not track market returns as accurately as direct investments in common stocks. In addition, the Fund typically depends on the credit of a single counterparty when investing in a swap agreement, and may suffer a loss irrespective of the value of the underlying index if the counterparty's credit declines. The Fund will usually enter into swap agreements on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap agreement will be accrued on a daily basis, and an amount of cash, U.S. government securities or other liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap agreement on other than a net basis, the Fund will maintain a segregated account in the full amount, accrued on a daily basis, of the Fund's obligations with respect to the swap.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e. the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

When-Issued and Delayed Delivery Securities
         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.


Hedging Transactions
         The Fund may write covered call options and secured put options and purchase call and put options on securities and security indices. The Fund may also engage in transactions in financial futures contracts and related options for hedging purposes. These investment techniques and the related risks are summarized below and are described in more detail in Part B.

Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and the Fund may write covered call options on such securities. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, the Fund may lose the potential market appreciation of the securities subject to the option, if the Manager's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

         The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures
         Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month.

         While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

         The purpose of the purchase or sale of futures contracts consisting of U.S. government securities is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of U.S. government securities at higher prices.

Other Investment Policies
         Although the Fund is permitted under certain circumstances to borrow money, the Fund normally will not do so. The Fund will not purchase new securities whenever borrowings exceed 5% of the value of the total assets of the Fund.

         The Fund may not concentrate investments in any industry, which means that the Fund may generally not invest more than 25% of its assets in any one industry. The term "industry" will be deemed to include the government of any country other than the United States, but not the U.S. Government.

                                      * * *

         Certain other fundamental and non-fundamental investment restrictions adopted by the Fund are described in Part B.

        For more information, call Delaware Group at 800-828-5052.





INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245
---------------------------------------------------------


TAX-EFFICIENT EQUITY FUND
INSTITUTIONAL

---------------------------------------------------------


---------------------------------------------------------












P R O S P E C T U S

---------------------------------------------------------


AUGUST 28, 1997















                                                              DELAWARE
                                                              GROUP
                                                              --------

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Group at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

-------------------------------------------------------------------------------


TAX-EFFICIENT EQUITY FUND

-------------------------------------------------------------------------------

A CLASS
B CLASS
C CLASS

-------------------------------------------------------------------------------





PROSPECTUS

-------------------------------------------------------------------------------


August 28, 1997




                                                                   DELAWARE
                                                                   GROUP
                                                                   --------

TAX-EFFICIENT EQUITY FUND                                        PROSPECTUS
A CLASS SHARES                                                   August 28, 1997
B CLASS SHARES
C CLASS SHARES


-------------------------------------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

                         For Prospectus and Performance:
                             Nationwide 800-523-4640

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


         This Prospectus describes the Tax-Efficient Equity Fund series (the "Fund") of Voyageur Mutual Funds III, Inc. ("Mutual Funds III, Inc."), a professionally-managed mutual fund of the series type. The Fund offers the Tax-Efficient Equity Fund A Class, the Tax-Efficient Equity Fund B Class and the Tax-Efficient Equity Fund C Class. Each class is referred to individually as a "Class" and collectively as the "Classes" or "Class A Shares," Class B Shares" or "Class C Shares."

         The objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income. See Investment Objectives and Policies.

         This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B") of Mutual Funds III, Inc.'s registration statement dated August 28, 1997, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above telephone numbers.

         The Fund also offers Tax-Efficient Equity Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for Tax-Efficient Equity Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

TABLE OF CONTENTS

Cover Page                                  How to Buy Shares
Synopsis                                    Redemption and Exchange
Summary of Expenses                         Dividends and Distributions
Investment Objectives and Policies          Taxes
         Suitability                        Calculation of Offering Price and
         Investment Strategy                         Net Asset Value Per Share
The Delaware Difference                     Management of the Fund
         Plans and Services                 Other Investment Policies and
Retirement Planning                                  Special Risk Considerations
Classes of Shares                           Appendix A--Investment Illustrations
                                            Appendix B--Classes Offered


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income. For further details, see Investment Objectives and Policies and Other Investment Policies and Special Risk Considerations.

Risk Factors and Special Considerations
         As a mutual fund investing primarily in common stocks, the Fund is subject to market risk, that is the possibility that common stock prices will decline over short or even extended periods.

         The Fund has the ability to enter into options and futures transactions. There are risks that result from the use of options and futures and the investor should review the description of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Special Risk Considerations.

         The Fund may invest up to 10% of its total assets directly or indirectly in securities of issuers domiciled in foreign countries. Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Foreign Securities under Other Investment Policies and Special Risk Considerations.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Mutual Funds III, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the new Fund's Investment Management Agreement.

Sales Charges
         The price of Class A Shares of the Fund includes a maximum front-end sales charge of 4.75% of the offering price, which is equivalent to 4.94% of the amount invested, based on an initial net asset value of $8.50 per share. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. There is no front-end sales charge on purchases of $1,000,000 or more. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of

Class B Shares under Classes of Shares.

          The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
         Mutual Funds III, Inc., which was organized as a Minnesota corporation in January 1985, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). The Fund is one of several series of Mutual Funds III, Inc. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                                                Class A          Class B          Class C
               Shareholder Transaction Expenses                 Shares           Shares           Shares
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)...........................   4.75%             None             None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price)                     None             None             None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds, whichever is lower)                         None*            4.00%**          1.00%***

Redemption Fees...............................................   None+             None+            None+

 * Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

** Class B Shares of the Fund are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and
         (v) 0% thereafter. See Deferred Sales Charge Alternative - Class B Shares under Classes of Shares.

*** Class C Shares of the Fund are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative--Class C Shares under Classes of Shares.

+ CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


                           Annual Operating Expenses                Class A         Class B          Class C
               (as a percentage of average daily net assets)         Shares         Shares           Shares
-----------------------------------------------------------------------------------------------------------------------
Management Fees
(after voluntary waivers).....................................        0.72%          0.72%            0.72%

12b-1 Plan Expenses
(including service fees)......................................        0.30%++        1.00%++          1.00%++

Other Operating Expenses......................................        0.48%+++       0.48%+++         0.48%+++
                                                                      --------       --------         --------
         Total Operating Expenses
                   (after voluntary waivers)                          1.50%+++       2.20%+++         2.20%+++
                                                                      ========       ========         ========

++ Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Fund.

+++ "Total Operating Expenses" and "Other Operating Expenses" for Class A Shares, Class B Shares and Class C Shares are based on estimated amounts for the first full fiscal year of the Classes, after giving effect to the voluntary expense waiver.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the new Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of Class A Shares, Class B Shares and Class C Shares of the new Fund, including each such Class' 12b-1 fees, do not exceed 1.50%, 2.20% and 2.20%, respectively, from the commencement of the public offering of Classes through December 31, 1997. If the voluntary expense waivers were not in effect, it is estimated that for the first full year, the Total Operating Expenses, as a percentage of average daily net assets, would be 1.53%, 2.23% and 2.23%, respectively, for Class A Shares, Class B Shares and Class C Shares of the Fund, reflecting management fees of 0.75%.

         For expense information about Tax-Efficient Equity Fund Institutional Class, see the separate prospectus relating to that class.

         Investors utilizing the Delaware Group Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per strategy. However, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will pay an IRA fee of $15 per Social Security number. See Delaware Group Asset Planner under How to Buy Shares.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee by the Manager as discussed in this Prospectus.

                           Assuming Redemption      Assuming No Redemption
                           1 year        3 years    1 year           3 years
                           ------        -------    ------           -------
Class A Shares             $62(1)        $93        $62              $93
Class B Shares             $62(2)        $99        $22              $69
Class C Shares             $32           $69        $22              $69

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

         This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.

INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Fund is to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

SUITABILITY
         The Fund may be suitable for the patient investor interested in long-term capital appreciation. Although the Fund may be appropriate for any investor, it may be especially well suited to the investment needs of high-tax bracket investors, retirement savers and college savers. Because the Fund is designed to maximize after-tax total return, the Fund may not be suitable for tax-exempt investors. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers.

                                      * * *

         Naturally, the Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, of course, decline. For this reason, the Fund is not appropriate for short-term investors. However, through the cautious selection and supervision of its portfolio, the Fund will strive to achieve its objective set forth above.

         Investors should not consider a purchase of shares of the Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
         In attempting to achieve its investment objective, the Fund under normal circumstances will invest at least 90% of its net assets in a widely diversified portfolio of common stocks, securities convertible into common stocks and instruments whose returns depend upon stock market prices. An emphasis will be placed on lower-dividend or non-dividend paying common stocks of companies which the Manager believes to have superior appreciation potential.

         Investments in securities convertible into common stock will be made on the basis of the common stocks into which such securities are convertible, and not on the basis of the debt ratings of such securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities (defined as common stocks and securities convertible into common stocks). The Fund may invest up to 10% of its total assets in foreign securities. See Other Investment Policies and Special Risk Considerations for additional information.

         Over time, common stock mutual funds generally accumulate capital gains as the securities in their portfolios appreciate. In most cases, the active management of these funds will involve a significant amount of portfolio security trading, leading to the realization of capital gains which will be taxable when distributed to fund shareholders. Primarily as a result of these taxable capital gains distributions, the after-tax return to a taxable investor in the fund with even moderate portfolio turnover can be substantially lower than the pre-tax return. The Manager believes that, in order to achieve the best possible after-tax return for taxable investors, investment strategies must be employed which will minimize portfolio turnover and postpone the realization of accrued capital gains.

         Some realization of capital gains will, of course, be inevitable. For example, portfolio securities must be sold as they mature in order to avoid negative growth. In addition, merger and acquisition activities in the marketplace will result in unavoidable sales of portfolio securities. The Manager will attempt to minimize such capital gains to the extent possible by, for example, realizing accrued losses in the portfolio to offset such gains. To help reduce realized capital gains when the sale of appreciated securities is necessary, the Manager will also seek to sell share lots that qualify for long-term capital gains treatment and have the highest cost basis.

         From time to time, the Manager may also employ a trading strategy which involves the use of options, futures contracts and other derivative products to hedge against anticipated market movements, rather than a more traditional strategy that would involve the purchase and sale of portfolio securities in anticipation of such movements. For example, using a more traditional trading strategy, if an investment adviser anticipated a market decline with respect to a particular group of portfolio stocks with significant unrealized gains, the adviser would sell the stocks, realize any gains and make a taxable distribution of such gains to shareholders. If market prices fall as anticipated, the fund will have avoided capital losses as a result of the fall in prices, but the fund will have incurred trading costs and investors will be taxed on the realized capital gains. In the event market prices rise, trading costs and tax consequences will be the same; however, the fund will have lost the opportunity to participate in the rising prices. Using the tax-sensitive trading strategy which the Manager intends to employ, rather than sell the Fund's portfolio securities, the Manager might, for example, buy a put option on the group of securities. If prices fall as anticipated, the decline in the value of the Fund's portfolio would be offset by the gain on the put options. Although this gain will be taxable, presumably the gain, and therefore the tax liability, will be significantly less than the gain that would have been realized had the Fund sold the underlying portfolio securities. The Fund will not incur trading costs, but will pay a premium for purchase of the put option. In the event prices rise, the Fund will be in a significantly better position than had the underlying securities been sold. Although the Fund will have lost the premium it paid for the option, the Fund will participate fully in the rising stock prices and will have deferred the realization of capital gains (and the resulting tax liability of shareholders).

         In employing the investment strategy described above, the Fund may invest in various derivative instruments whose return depends on the prices of common stocks. These may include debt securities whose prices or interest rates are indexed to the return of a particular stock index, including a foreign stock index ("indexed securities"), swap agreements linked to a stock index or group of common stocks, option and futures contracts. The Fund may also lend its portfolio securities and sell its portfolio securities short. See Other Investment Policies and Special Risk Considerations for a description of these investment practices.

         In normal conditions, the Manager will attempt to invest as much of the Fund's assets as is practical in common stocks, securities convertible into common stocks and instruments whose returns depend on stock market prices. However, the Fund may invest temporarily in certain short-term fixed-income securities. Such securities may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities include obligations of the U.S. government and its agencies or instrumentalities, commercial paper, bank certificates of deposit and bankers' acceptances, and repurchase agreements. The Fund may invest in these securities without limitation if the Manager believes that market conditions warrant a temporary defensive posture.

                                      * * *

         For additional information on the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Special Risk Considerations.

         Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained.

         Because of the risks associated with the Fund's investments, the Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term stock market movements. On an informal basis, the Manager may compare the total return of the Fund to the total return of a broad based securities index, currently expected to be the Standard & Poor's 500 Index ("S&P 500"), with a view toward achieving after-tax total returns of the Fund in excess of the pre-tax total returns of such securities index. However, the Fund is not managed to replicate the securities contained in such indices and therefore may achieve returns which are less than or greater than such indices. Securities indices are unmanaged and hence do not incur expenses while the Fund is subject to investment management and other expenses as set forth herein.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
         800-523-4640
         Fund Information; Literature Price; Yield and Performance Figures

Shareholder Service Center
         800-523-1918
         Information on Existing Regular Investment Accounts and Retirement Plan
                  Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges
Delaphone
   800-362-FUND
   (800-362-3863)

Performance Information
         You can call the Investor Information Center at any time for current performance information.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine(sm) Services
         Delaware Group offers the following services for fast and convenient transfer of funds between your personal bank account and your Delaware Group fund account.

1.       MoneyLine(sm) Direct Deposit Service
                  If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(sm) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. This service is not available for certain retirement plans.

2.       MoneyLine(sm) On Demand
                  You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLine(sm) On Demand. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(sm) On Demand transactions. With respect to retirement plans, this service is only available for purchases through an IRA.

         For each MoneyLine(sm) Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for MoneyLine(sm) services; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         Each year, Mutual Funds III, Inc. will mail to you information on the tax status of your dividends and distributions.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B

Exchange Privilege
         The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Delaware Group Asset Planner
         Delaware Group Asset Planner is an asset allocation service that gives you, working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals. See Delaware Group Asset Planner under How to Buy Shares.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Mutual Funds III, Inc.'s fiscal year ends on April 30.

RETIREMENT PLANNING

         An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.

         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Tax-Efficient Equity Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.

Individual Retirement Account ("IRA")
         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. The tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

403(b)(7) Deferred Compensation Plan
         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 Deferred Compensation Plan
         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

Prototype Profit Sharing or Money Purchase Pension Plan
         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

Prototype 401(k) Defined Contribution Plan
         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A or Class C Shares. Class B Shares are not available for purchase by such plans.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
         A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Group funds.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase, Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 0.30% 12b-1 Plan fee for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Prospective investors should refer to Appendix A--Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See 12b-1 Distribution Plans - Class A, Class B and Class C Shares.

         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Mutual Funds III, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                                         Tax-Efficient Equity Fund A Class

-------------------------------------------------------------------------------------------------------------------

                                                                                              Dealer's
                                           Front-End Sales Charge as % of                   Commission***
                                                                                               as % of
                                           Offering                 Amount                    Offering
Amount of Purchase                           Price                 Invested**                   Price
-------------------------------------------------------------------------------------------------------------------

Less than $100,000                          4.75%                   4.94%                       4.00%

$100,000 but under $250,000                 3.75                    3.88                        3.00

$250,000 but under $500,000                 2.50                    2.59                        2.00

$500,000 but under $1,000,000*              2.00                    2.00                        1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based upon the initial net asset value of $8.50 per share of Class A Shares of the Fund.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------


         The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.

--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                        Dealer's Commission
                                                        (as a percentage of
         Amount of Purchase                              amount purchased)
         ------------------                             -------------------
         Up to $2 million                                       1.00%
         Next $1 million up to $3 million                       0.75
         Next $2 million up to $5 million                       0.50
         Amount over $5 million                                 0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. In addition, assets held in any stable value product available through the Delaware Group may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative -- Class A Shares, above.

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the institutional class of the fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and in any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing, Money Purchase Pension, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

         For other retirement plans and special services, see Retirement
Planning.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into

Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.


Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of the Fund, as the case may be, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                                                  Contingent Deferred
                                                  Sales Charge (as a
                                                     Percentage of
                                                     Dollar Amount
         Year After Purchase Made                  Subject to Charge)
         ------------------------                  ------------------
                  0-2                                       4%
                  3-4                                       3%
                  5                                         2%
                  6                                         1%
                  7 and thereafter                        None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.

Tax-Efficient Equity Fund Institutional Class
         In addition to offering Class A, Class B and Class C Shares, the Fund also offers Tax-Efficient Equity Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Tax-Efficient Equity Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes Tax-Efficient Equity Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Mutual Funds III, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privilege.

         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B-- Classes Offered for a list of funds that offer Class A, Class B, Class C and Consultant Class Shares. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Mutual Funds III, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
         SAR/SEP, SEP/IRA, SIMPLE

IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Mutual Funds III, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       MoneyLine(sm) On Demand
         Through the MoneyLine(sm) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLine(sm) Services under The Delaware Difference for additional information about this service.

4.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other Delaware Group account that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation at any time by written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

5.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your Fund account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds aremade without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B--Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Group fund: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. With the help of a financial adviser, you may design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the funds in the Delaware Group that offer consultant class shares.

         An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. This annual maintenance fee is being waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date

         The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund in which the shares are being purchased. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund in which the account is held will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, bond funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or its Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

MoneyLine(sm) On Demand
          Through the MoneyLine(sm) On Demand service, you or your investment dealer may call the Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLine(sm) Services under The Delaware Difference for additional information about this service.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1.       Regular Plans
         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(sm) Direct Deposit Service. Through this service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLine(sm) Services under The Delaware Difference for more information about this service.

2.       Retirement Plans
         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine(sm) Direct Deposit Service described above is not available for certain retirement plans.

                                      * * *

         Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value

         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described.
See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA;
(vi) distributions by other employee
benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and
(vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA or 403(b)(7) or 457 Deferred Compensation Plans, (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in
Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, 401(k) Defined Contribution Plans upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS

         Mutual Funds III, Inc. currently intends to make annual payments from the Fund's net investment income. Payments from the Fund's net realized security profits will be made during the first quarter of the next fiscal year.

         Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine(sm) Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for certain retirement plans. See MoneyLine(sm) Services under The Delaware Difference for more information about this service.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of the Fund's dividends will be eligible for the dividends-received deduction for corporations.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Mutual Funds III, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund in which you hold shares. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Mutual Funds III, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Mutual Funds III, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that Tax-Efficient Equity Fund Institutional Class will not incur any of the expenses under Mutual Funds III, Inc.'s 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of the Fund will vary.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Mutual Funds III, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On June 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $37 billion in assets in the various institutional or separately managed (approximately $22,302,518,000) and investment company (approximately $15,246,733,000) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager administers the affairs of and is ultimately responsible for the investment management of the Fund under an Investment Management Agreement with Mutual Funds III, Inc. on behalf of the Fund dated June 26, 1997. Under the Investment Management Agreement for the Fund, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion.

         George H. Burwell has primary responsibility for making day-to-day investment decisions for the Fund. Mr. Burwell holds a BA from the University of Virginia. Prior to joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank in Edison, New Jersey, where he managed an equity mutual fund and three commingled funds. Mr. Burwell is a CFA charterholder.

         In making investment decisions for the Fund, Mr. Burwell regularly consults with Wayne A. Stork and Richard G. Unruh, Jr. Mr. Stork, Chairman of the Manager's and Mutual Funds III, Inc.'s Boards of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. A graduate of Brown University, Mr. Unruh received his MBA from the University of Pennsylvania's Wharton School and joined the Delaware Group in 1982 after 19 years of investment management experience with Kidder, Peabody & Co. Inc. Mr. Unruh is an Executive Vice President of Mutual Funds III, Inc. He is also a member of the Board of the Manager and was named an Executive Vice President of the Manager in 1994. He is on the Board of Directors of Keystone Insurance Company and AAA Mid-Atlantic and is a former president and current member of the Advisory Council of the Bond Club of Philadelphia.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

         The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of shares of funds in the Delaware Group of funds in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
         From time to time, the Fund may quote total return performance of its Classes in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

         Because securities prices fluctuate, investment results of the Classes will fluctuate over time and past performance should not be considered a guarantee of future results.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Mutual Funds III, Inc. dated as of June 26, 1997.

         Mutual Funds III, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 plan fees of its respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Mutual Funds III, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         The aggregate fees paid by the Fund from the assets of its Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

         While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Mutual Funds III, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         The Plans do not apply to Tax-Efficient Equity Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Tax-Efficient Equity Fund Institutional Class.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund pursuant to an amended and restated agreement dated as of May 1, 1997. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors of Mutual Funds III, Inc. annually review service fees paid to the Transfer Agent.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The expense ratio of each Class will reflect the impact of its 12b-1 Plan.

Shares
         Mutual Funds III, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Mutual Funds III, Inc.

was organized as a Minnesota corporation in January 1985. In addition to the Fund, Mutual Funds III, Inc. presently offers two other series of shares, the Aggressive Growth Fund series and the Growth Stock Fund series.

         Fund shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Each fund will vote separately on any matter which affects only that fund. Shares of each fund have a priority over shares of any other fund of Mutual Funds III, Inc. in the assets and income of that fund.

         All of the shares have noncumulative voting rights which means that the holders of more than 50% of Mutual Funds III, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Minnesota law, Mutual Funds III, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

         In addition to Class A Shares, Class B Shares and Class C Shares, the Fund offers an Institutional Class. Shares of each Class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of the Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A Shares.

         It is expected that The Lincoln National Life Insurance Company will make an initial investment in the Fund, which could result in The Lincoln National Life Insurance Company holding up to 100% of the outstanding shares of the Fund. Subject to certain limited exceptions, there would be no limitation on The Lincoln National Life Insurance Company's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND SPECIAL RISK CONSIDERATIONS

Rule 144A Securities
         The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Indexed Securities
         Indexed securities include commercial paper, certificates of deposit and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the return of a particular stock index or group of stocks. Indexed securities can be affected by changes in interest rates and the creditworthiness of their issuers as well as stock prices and may not track market returns as accurately as direct investments in common stocks.

         Indexed securities in which the Fund may invest include Foreign Index Linked Instruments. Foreign Index Linked Instruments are fixed-income securities which are issued by U.S. issuers (including U.S. subsidiaries of foreign issuers) and are denominated in U.S. dollars but return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index. A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of Foreign Index Linked Instruments linking the principal amount to a foreign index, the amount of principal payable by the issuer at maturity will increase or decrease in response to changes in the level of the foreign index during the term of the Foreign Index Linked Instrument. In the case of Foreign Index Linked Instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the Foreign Index Linked Instrument. Foreign Index Linked Instruments may be issued by a U.S. governmental agency or instrumentality or by a private issuer.

Swap Agreements
         Swap agreements typically involve a commitment by the Fund to pay specified amounts (such a fixed or floating interest rates) at regular intervals in return for all or a portion of the investment return of a particular stock index or group of stocks. As with stock index options and futures (discussed below), swap agreements provide exposure to the stock market, but may not track market returns as accurately as direct investments in common stocks. In addition, the Fund typically depends on the credit of a single counterparty when investing in a swap agreement, and may suffer a loss irrespective of the value of the underlying index if the counterparty's credit declines. The Fund will usually enter into swap agreements on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds obligations over its entitlements with respect to each swap agreement will be accrued on a daily basis, and an amount of cash, U.S. government securities or other liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into a swap agreement on other than a net basis, the Fund will maintain a segregated account in the full amount, accrued on a daily basis, of the Fund=s obligations with respect to the swap.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e. the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in repurchase agreements of over seven-days' maturity or other illiquid assets. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

When-Issued and Delayed Delivery Securities
         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its custodian bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Hedging Transactions
         The Fund may write covered call options and secured put options and purchase call and put options on securities and security indices. The Fund may also engage in transactions in financial futures contracts and related options for hedging purposes. These investment techniques and the related risks are summarized below and are described in more detail in Part B.

Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. The Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions and the Fund may write covered call options on such securities. The Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. A covered call option obligates the writer, in return for the premium received, to sell the securities subject to the option to the purchaser of the option for an agreed upon price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. The Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by the Fund plus any transaction costs will reduce any benefit realized by the Fund upon exercise of the option. With respect to writing covered call options, the Fund may lose the potential market appreciation of the securities subject to the option, if the Manager's judgment is wrong and the price of the security moves in the opposite direction from what was anticipated.

         The Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. The Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Fund will comply with Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures
         Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month.

         While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such account, depending upon changes in the price of the underlying securities subject to the futures contract.

         The Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

         The purpose of the purchase or sale of futures contracts consisting of U.S. government securities is to protect the Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of U.S. government securities at higher prices.

Investment Restrictions
         Although the Fund is permitted under certain circumstances to borrow money, the Fund normally will not do so. The Fund will not purchase new securities whenever borrowings exceed 5% of the value of the total assets of the Fund.

         The Fund may not concentrate investments in any industry, which means that the Fund may generally not invest more than 25% of its assets in any one industry. The term "industry" will be deemed to include the government of any country other than the United States, but not the U.S. Government.

                                      * * *

         Certain other fundamental and non-fundamental investment restrictions adopted by the Fund are described in Part B.

                      APPENDIX A - INVESTMENT ILLUSTRATIONS
  Illustrations of the Potential Impact on Investment Based on Purchase Option
                                $10,000 Purchase

                                Scenario 1                                  Scenario 2
                              No Redemption                              Redeem 1st Year
                    --------------------------------------       -------------------------------------
        Year        Class A       Class B          Class C       Class A        Class B        Class C
           0          9,525        10,000           10,000         9,525         10,000         10,000
           1         10,478        10,930           10,930        10,478         10,530         10,830+
           2         11,525        11,946           11,946
           3         12,678        13,058           13,058
           4         13,946        14,272           14,272
           5         15,340        15,599           15,599
           6         16,874        17,050           17,050
           7         18,562        18,636           18,636
           8         20,418+       20,369           20,369
           9         22,459        22,405*          22,263
          10         24,705        24,646*          24,333









                                        Scenario 3                                  Scenario 4
                                      Redeem 3rd Year                          Redeem 5th Year
                        -------------------------------------       -------------------------------------
         Year           Class A        Class B        Class C       Class A        Class B        Class C
            0             9,525         10,000         10,000         9,525         10,000         10,000
            1            10,478         10,930         10,930        10,478         10,930         10,930
            2            11,525         11,946         11,946        11,525         11,946         11,946
            3            12,678         12,758         13,058+       12,678         13,058         13,058
            4                                                        13,946         14,272         14,272
            5                                                        15,340         15,399         15,599+
            6
            7
            8
            9
           10

                               *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.



                                $250,000 Purchase




                                     Scenario 1                                 Scenario 2
                                    No Redemption                             Redeem 1st Year
                          --------------------------------------        -------------------------------------
              Year        Class A        Class B         Class C        Class A       Class B        Class C
                0         243,750        250,000         250,000        243,750       250,000        250,000
                1         268,125        273,250         273,250        268,125       263,250        270,750+
                2         294,938        298,662         298,662
                3         324,431        326,438         326,438
                4         356,874+       356,797         356,797
                5         392,562        389,979         389,979
                6         431,818        426,247         426,247
                7         475,000        465,888         465,888
                8         522,500        509,215         509,215
                9         574,750        560,137*        556,572
               10         632,225        616,150*        608,333




                                    Scenario 3                                    Scenario 4
                                 Redeem 3rd Year                                Redeem 5th Year
                             ------------------------------------        --------------------------------------
               Year          Class A       Class B        Class C        Class A       Class B          Class C
                 0           243,750       250,000        250,000        243,750       250,000          250,000
                 1           268,125       273,250        273,250        268,125       273,250          273,250
                 2           294,938       298,662        298,662        294,938       298,662          298,662
                 3           324,431       318,938        326,438+       324,431       326,438          326,438
                 4                                                       356,874+      356,797          356,797
                 5                                                       392,562       384,979          389,979
                 6
                 7
                 8
                 9
                10


*This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year. Assumes a hypothetical return for Class A of 10% per year, a hypothetical return for Class B of 9.3% for years 1-8 and 10% for years 9-10, and a hypothetical return for Class C of 9.3% per year. Hypothetical returns vary due to the different expense structures for each Class and do not represent actual performance.
   Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).
   Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
   Class C purchase assessed 1% CDSC upon redemption in year 1. Figures marked "+" identify which Class offers the greater return potential based on investment amount, holding period and the expense structure of each Class.



APPENDIX B--CLASSES OFFERED

Growth of Capital                                     A Class          B Class        C Class         Consultant Class
Aggressive Growth Fund                                   x                x              x                    -
Trend Fund                                               x                x              x                    -
Enterprise Fund                                          x                x              x                    -
DelCap Fund                                              x                x              x                    -
Small Cap Value Fund                                     x                x              x                    -
U.S. Growth Fund                                         x                x              x                    -
Growth Stock Fund                                        x                x              x                    -
Tax-Efficient Equity Fund                                x                x              x                    -

Total Return
Blue Chip Fund                                           x                x              x                    -
Quantum Fund                                             x                x              x                    -
Devon Fund                                               x                x              x                    -
Decatur Total Return Fund                                x                x              x                    -
Decatur Income Fund                                      x                x              x                    -
Delaware Fund                                            x                x              x                    -

International Diversification
Emerging Markets Fund                                    x                x              x                    -
New Pacific Fund                                         x                x              x                    -
World Growth Fund                                        x                x              x                    -
International Equity Fund                                x                x              x                    -
Global Assets Fund                                       x                x              x                    -
Global Bond Fund                                         x                x              x                    -

Current Income
Delchester Fund                                          x                x              x                    -
Strategic Income Fund                                    x                x              x                    -
Corporate Income Fund                                    x                x              x                    -
Federal Bond Fund                                        x                x              x                    -
U.S. Government Fund                                     x                x              x                    -
Delaware-Voyageur US Government
     Securities Fund                                     x                x              x                    -
Limited-Term Government Fund                             x                x              x                    -





                                                 (Not Part of Prospectus)



APPENDIX B--CLASSES OFFERED - (CON'T)

Tax-Free Income                                                           A Class    B Class     C Class
Consultant Class
National High Yield Municipal Bond Fund                                      x          x           x                -
Tax-Free USA Fund                                                            x          x           x                -
Tax-Free Insured Fund                                                        x          x           x                -
Tax-Free USA Intermediate Fund                                               x          x           x                -
Delaware-Voyageur Tax-Free Arizona Insured Fund                              x          x           x                -
Delaware-Voyageur Tax-Free Arizona Fund                                      x          x           x                -
Delaware-Voyageur Tax-Free California Insured Fund                           x          x           x                -
Delaware-Voyageur Tax-Free California Fund                                   x          x           x                -
Delaware-Voyageur Tax-Free Colorado Fund                                     x          x           x                -
Delaware-Voyageur Tax-Free Florida Insured Fund                              x          x           x                -
Delaware-Voyageur Tax-Free Florida Intermediate Fund                         x          x           x                -
Delaware-Voyageur Tax-Free Florida Fund                                      x          x           x                -
Delaware-Voyageur Tax-Free Idaho Fund                                        x          x           x                -
Delaware-Voyageur Tax-Free Iowa Fund                                         x          x           x                -
Delaware-Voyageur Tax-Free Kansas Fund                                       x          x           x                -
Delaware-Voyageur Minnesota High Yield Municipal Bond Fund                   x          x           x                -
Delaware-Voyageur Minnesota Insured Fund                                     x          x           x                -
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund                       x          x           x                -
Delaware-Voyageur Tax-Free Minnesota Fund                                    x          x           x                -
Delaware-Voyageur Tax-Free Missouri Insured Fund                             x          x           x                -
Delaware-Voyageur Tax-Free New Mexico Fund                                   x          x           x                -
Delaware-Voyageur Tax-Free New York Fund                                     x          x           x                -
Delaware-Voyageur Tax-Free North Dakota Fund                                 x          x           x                -
Delaware-Voyageur Tax-Free Oregon Insured Fund                               x          x           x                -
Tax-Free Pennsylvania Fund                                                   x          x           x                -
Delaware-Voyageur Tax-Free Utah Fund                                         x          x           x                -
Delaware-Voyageur Tax-Free Washington Insured Fund                           x          x           x                -
Delaware-Voyageur Tax-Free Wisconsin Fund                                    x          x           x                -

Money Market Funds
Delaware Cash Reserve                                                        x          x           x                x
U.S. Government Money Fund                                                   x          -           -                x
Tax-Free Money Fund                                                          x          -           -                x




                            (Not Part of Prospectus)

--------------------------------------------------------------------------------

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                 AUGUST 28, 1997
--------------------------------------------------------------------------------

VOYAGEUR MUTUAL FUNDS III, INC.

--------------------------------------------------------------------------------

1818 Market Street
Philadelphia, PA  19103
--------------------------------------------------------------------------------

For more information about the Institutional Class:  800-828-5052

For Prospectus and Performance of Class A Shares, Class B Shares and
         Class C Shares:         Nationwide 800-523-4640

Information on Existing Accounts of Class A Shares, Class B Shares and
         Class C Shares:         (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Restrictions and Policies
--------------------------------------------------------------------------------
Accounting and Tax Issues
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices and Brokerage
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Investment Plans
--------------------------------------------------------------------------------
Determining Offering Price
         and Net Asset Value
--------------------------------------------------------------------------------
Redemption and Repurchase
--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------
Investment Management Agreements
         and Sub-Advisory Agreement
--------------------------------------------------------------------------------
Officers and Directors
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Appendix A -- Ratings
--------------------------------------------------------------------------------
Appendix B -- IRA Information
--------------------------------------------------------------------------------
Appendix C -- The Company Life Cycle
--------------------------------------------------------------------------------
Appendix D--Stock Index Futures Contracts and Related Options
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

         Voyageur Mutual Funds III, Inc. ("Mutual Funds III, Inc.") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) describes Aggressive Growth Fund series, Growth Stock Fund series and Tax-Efficient Equity Fund series (individually a "Fund" and collectively the "Funds") of Mutual Funds III, Inc. Each Fund offers Class A Shares, Class B Shares and Class C Shares ("Class A Shares", "Class B Shares" and "Class C Shares", and together, the "Fund Classes") and Institutional Class shares (the "Institutional Classes").

         Class B Shares, Class C Shares and Institutional Class shares of a Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to 0.30% for Tax-Efficient Equity Fund and up to 0.25% for Aggressive Growth Fund and Growth Stock Fund. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class C Shares for the life of the investment. All references to "shares" in this Part B refer to all Classes of shares of each Fund, except where noted.

         This Part B supplements the information contained in the current Prospectuses for the Funds dated August 28, 1997 as they may be amended from time to time. It should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. Prospectuses relating to the Fund Classes and Prospectuses relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions
         Each Fund has adopted certain investment restrictions. Certain of these restrictions are fundamental policies of a Fund. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

Aggressive Growth Fund:

         The following investment restrictions have been adopted by Aggressive Growth Fund as fundamental policies:

         1. The Fund will not borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 20% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the total assets of the Fund, the Fund will not make any additional investments.

         2. The Fund will not lend money to other persons, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements.

         3. The Fund will invest no more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. government.

         4. The Fund will not purchase or sell real estate or real estate limited partnership interests, except that the Fund may purchase and sell securities of companies that deal in real estate or interests in real estate.

         5. The Fund will not purchase or sell commodities or commodity contracts, except futures contracts and related options and other similar contracts.

         6. The Fund will not act as an underwriter of securities, except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         Aggressive Growth Fund has adopted the following operating (i.e. non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. In each case:

         1. The Fund will not invest in oil, gas or other mineral leases or exploration or development programs.

         2. The Fund will not purchase any investment company security, other than a security acquired pursuant to a plan of reorganization or an offer of exchange, if as a result of the purchase (a) the Fund would own more than 3% of the total outstanding voting securities of any investment company, (b) more than 5% of the value of the Fund's total assets would be invested in securities of any one investment company or (c) more than 10% or the Fund's total assets would be invested in securities issued by investment companies.

         3. The Fund will not participate on a joint or joint-and-several basis in any securities trading account.

         4. The Fund will not make investments for the purpose of exercising control or management.

         5. The Fund will not purchase any security, if as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years.

         6. The Fund will not purchase or retain securities of any issuer if, to the knowledge of the Fund, any of Mutual Funds III, Inc.'s Directors or officers or any officer or director of the investment manager or sub-adviser individually owns more than 0.5% of the outstanding securities of the company and together they own beneficially more than 5% of the securities.

         7. The Fund will not invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets of which not more than 2% of the Fund's net assets may be invested in warrants not listed on a recognized foreign or domestic stock exchange.

         8. The Fund will not purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or options on futures contracts will not be deemed to be a purchase of securities on margin.

         9. The Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

         In addition, subject to Aggressive Growth Fund's investment policies and restrictions as set forth in the Prospectus and in this Part B, as a nonfundamental policy, the Fund may not invest more than 15% of its assets, collectively, in illiquid investments and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange.

Growth Stock Fund:

         Growth Stock Fund has adopted the following investment restrictions as fundamental policies. Growth Stock Fund may not:

         1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than securities of the U.S. Government or its agencies or instrumentalities).

          2. Purchase more than 10% of any class of securities of any one issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

          3. Concentrate its investments in any particular industry; however, it may invest up to 25% of the value of its total assets in the securities of issuers conducting their principal business activities in any one industry.

         4. Invest more than 5% of the value of its total assets in the securities of any issuers which, with their predecessors, have a record of less than three years' continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.)

          5. Issue any senior securities (as defined in the 1940 Act), except to the extent that using options and futures contracts may be deemed to constitute issuing a senior security.

         6. Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 5% of the value of the Fund's total assets.

          7. Mortgage, pledge or hypothecate its assets except in an amount not exceeding 10% of the value of its total assets, to secure temporary or emergency borrowing. For purposes of this policy, collateral arrangements for margin deposits on futures contracts or with respect to the writing of options are not deemed to be a pledge of assets.

          8. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

          9. Purchase or sell real estate or real estate mortgage loans, except the Fund may purchase or sell securities issued by companies owning real estate or interests therein.

         10. Purchase or sell oil, gas or other mineral leases, rights or royalty contracts, except the Fund may purchase or sell securities of companies investing in the foregoing.

         11. Purchase or sell commodities or commodities futures contracts, except that it may enter into financial futures contracts and engage in related options transactions.

         12. Purchase or retain the securities of any issuer, if, to the Fund's knowledge, those officers or directors of Mutual Funds III, Inc. or its affiliates or of its investment adviser or sub-adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

         13. Make loans to other persons, except to the extent that repurchase agreements are deemed to be loans under the 1940 Act, and except that it may purchase debt securities as described in the Prospectus under "Investment Objectives and Policies." The purchase of a portion of an issue of bonds, debentures or other debt securities distributed to the public or to financial institutions will not be considered the making of a loan.

         14. Purchase securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except that it may make margin deposits in connection with futures contracts.

         15. Participate on a joint or a joint and several basis in any securities trading account.

         16. Write, purchase or sell puts, calls or combinations thereof, except that it may (a) purchase or write put and call options on stock indexes listed on national securities exchanges, (b) write and purchase put and call options with respect to the securities in which it may invest and (c) engage in financial futures contracts and related options transactions.

         17. Make short sales except where, by virtue of ownership of other securities, it has the right to obtain without payment of further consideration, securities equivalent in kind and amount to those sold.

         18. Invest for the purpose of exercising control or management.

         19. Invest more than 5% of the value of its total assets in the securities of any single investment company or more than 10% of the value of its total assets in the securities of two or more investment companies except as part of a merger, consolidation or acquisition of assets.

         20. Invest more than 15% of its net assets in illiquid investments.

Tax-Efficient Equity Fund:

         The following investment restrictions have been adopted by Tax-Efficient Equity Fund as fundamental policies:

         1. The Fund will not borrow money, except that the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed 20% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed 5% of the value of the total assets of the Fund, the Fund will not make any additional investments.

         2. The Fund will not issue any senior securities, as defined in the 1940 Act, other than as set forth in investment restriction #1 above and except to the extent that using options and futures contracts or purchasing or selling securities on a when-issued or delayed delivery basis may be deemed to constitute issuing a senior security.

         3. The Fund will not lend money to other persons, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements.

         4. The Fund will invest no more than 25% of the value of its total assets in securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. government.

         5. The Fund will not purchase or sell real estate or real estate limited partnership interests, except that the Fund may purchase and sell securities of companies that deal in real estate or interests in real estate.

         6. The Fund will not purchase or sell commodities or commodity contracts, except futures contracts and related options and other similar contracts.

         7. The Fund will not act as an underwriter of securities, except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

         Each Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of the Fund's shares in certain states. Should a Fund determine that a commitment is no longer in the best interests of the Fund and its shareholders, the Fund will revoke the commitment by terminating the sale of the Fund's shares in the state involved.

         For purposes of a Fund's concentration policy, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Diversification
         Each Fund intends to operate as a "diversified" management investment company, as defined in the 1940 Act, which means that at least 75% of its total assets must be represented by cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of total assets of such Fund and to not more than 10% of the outstanding voting securities of such issuer.

         Supplemental information is set out below concerning certain of the securities and other instruments in which the Funds may invest, the investment techniques and strategies that the Funds may utilize and certain risks involved with those investments, techniques and strategies.

Government Securities
         Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("Government Securities") in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, each Fund invests in obligations issued by an instrumentality of the U.S. government only if Delaware Management Company, Inc. (the "Manager") or Voyageur Asset Management LLC (the "Sub-Adviser" in the case of Growth Stock
Fund) determines that the instrumentality's credit risk does not make its securities unsuitable for investment by a Fund.

Repurchase Agreements
         The Funds may invest in repurchase agreements. Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Funds will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for the Funds to invest temporarily available cash. The Funds' risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment managers believe that, barring extraordinary circumstances, the Funds will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Funds consider the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Funds will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price.
The underlying securities will be limited to those described above.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the Investment Company Act of 1940 to allow the Delaware Group funds jointly to invest cash balances. Each Fund of the Mutual Funds III, Inc. may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Restricted and Illiquid Securities
         Most of the privately placed securities acquired by a Fund will be eligible for resale by the Fund without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. While maintaining oversight, the Board of Directors has delegated to the Manager or Sub-Adviser the day-to-day function of determining whether individual Rule 144A Securities are liquid for purposes of a Fund's 10% limitation on investments in illiquid securities. The Board has instructed the Manager or Sub-Adviser to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period of time, uninterested in purchasing these securities. If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Investment Techniques and Strategies
         Each Fund may purchase put and call options and engage in the writing of covered call options and secured put options, and employ a variety of other investment techniques. Specifically, each Fund may engage in the purchase and sale of stock index future contracts, interest rate futures contracts, and options on such futures, all as described more fully below. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

         The Funds will engage in such transactions only to hedge existing positions. They will not engage in such transactions for the purposes of speculation or leverage.

         The Funds will not engage in such options or futures transactions unless they receive any necessary regulatory approvals permitting them to engage in such transactions.

         Options on Securities. To hedge against adverse market shifts, a Fund may purchase put and call options on securities held in its portfolio. In addition, a Fund may seek to increase its income in an amount designed to meet operating expenses or may hedge a portion of its portfolio investments through writing (that is, selling) "covered" put and call options. A put option provides its purchaser with the right to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during or at the end of the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option from the writer of the option at the stated exercise price. A covered call option contemplates that, for so long as the Fund is obligated as the writer of the option, it will own (1) the underlying securities subject to the option or (2) securities convertible into, or exchangeable without the payment of any consideration for, the securities subject to the option.

The value of the underlying securities on which covered call options will be written at any one time by a Fund will not exceed 25% of the Fund's total assets. A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

         Each Fund may purchase options on securities that are listed on securities exchanges or, with respect to Aggressive Growth Fund, that are traded over-the-counter. As the holder of a put option, a Fund has the right to sell the securities underlying the option and as the holder of a call option, a Fund has the right to purchase the securities underlying the option, in each case at the option's exercise price at any time prior to, or on, the option's expiration date. A Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, a Fund would sell an option of the same series as the one it has purchased.

         A Fund receives a premium when it writes call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. A Fund receives a premium when it writes put options, which increases such Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a put, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods, a Fund will receive less total return and in other periods greater total return from its hedged positions than it would have received from its underlying securities if unhedged.

         In purchasing a put option, a Fund seeks to benefit from a decline in the market price of the underlying security, whereas in purchasing a call option, a Fund seeks to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuations than would be the case if the Fund did not invest in options.

         Over-the-Counter ("OTC") Options. Aggressive Growth Fund may purchase OTC options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Manager and verified in appropriate cases.

         A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.

Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a covered OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

         A Fund may purchase and write over-the-counter ("OTC") put and call options in negotiated transactions. The staff of the Securities and Exchange Commission has previously taken the position that the value of purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities and, as such, are to be included in the calculation of a Fund's 15% limitation on illiquid securities. However, the staff has eased its position somewhat in certain limited circumstances. A Fund will attempt to enter into contracts with certain dealers with which it writes OTC options. Each such contract will provide that the Fund has the absolute right to repurchase the options it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of such formula may vary among contracts, the formula will generally be based upon a multiple of the premium received by the Fund for writing the option, plus the amount, if any, of the option's intrinsic value. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option. If such a contract is entered into, the Fund will count as illiquid only the initial formula price minus the option's intrinsic value.

         A Fund will enter into such contracts only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. Moreover, such primary dealers will be subject to the same standards as are imposed upon dealers with which the Fund enters into repurchase agreements.

         Securities Index Options. In seeking to hedge all or a portion of its investment, a Fund may purchase and write put and call options on securities indexes listed on securities exchanges, which indexes include securities held in the Fund's portfolio.

         A securities index measures the movement of a certain group of stocks or debt securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on specific securities, however, options on securities indexes do not involve the delivery of an underlying security; the option in the case of an option on a stock index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date.

         When a Fund writes an option on a securities index, it will establish a segregated account with its custodian, or a designated sub-custodian, in which the Fund will deposit cash, U.S. government securities or other liquid high grade debt obligations in an amount equal to the market value of the option, and will maintain the account while the option is open.

         Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. If a Fund writes a securities index option, it may terminate its obligation by effecting a closing purchase transaction, which is accomplished by purchasing an option of the same series as the option previously written. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund generally purchases or writes securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the Fund desires to engage in such a transaction.

         Risks Relating to Purchase and Sale of Options on Stock Indexes. Purchase and sale of options on stock indexes by a Fund are subject to certain risks that are not present with options on securities. Because the effectiveness of purchasing or writing stock index options as a hedging technique depends upon the extent to which price movements in the Fund's portfolio correlate with price movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or writing of an option on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on indexes will be subject to the ability of the Manager or the Sub-Adviser, as the case may be, to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks. In the event a Fund's adviser is unsuccessful in predicting the movements of an index, such Fund could be in a worse position than had no hedge been attempted.

         Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to such Fund. However, it will be each Fund's policy to purchase or write options only on indexes which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

         Short Sales Against the Box. Each Fund may sell securities "short against the box." Whereas a short sale is the sale of a security the Fund does not own, a short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sales against the box are typically used by sophisticated investors to defer recognition of capital gains or losses.

         Futures Contracts and Options on Futures Contracts. Each Fund may purchase and sell stock index futures contracts. The purpose of the acquisition or sale of a futures contract by a Fund is to hedge against fluctuations in the value of its portfolio without actually buying or selling securities. The futures contracts in which a Fund may invest have been developed by and are traded on national commodity exchanges. Stock index futures contracts may be based upon broad-based stock indexes such as the S&P 500 or upon narrow-based stock indexes. A buyer entering into a stock index futures contract will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract. The Fund may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a commodity, whereas a short position involves entering into a futures contract to sell a commodity.

         The purpose of trading futures contracts is to protect a Fund from fluctuations in value of its investment securities without necessarily buying or selling the securities. Because the value of a Fund's investment securities will exceed the value of the futures contracts sold by a Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund's assets. No consideration is paid or received by a Fund upon trading a futures contract. Upon trading a futures contract, a Fund will be required to deposit in a segregated account with its custodian, or designated sub-custodian, an amount of cash, short-term Government Securities or other U.S. dollar-denominated, high-grade, short-term money market instruments equal to approximately

1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded and brokers may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the currency or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

         Each short position in a futures or options contract entered into by a Fund is secured by the Fund's ownership of underlying securities. The Funds do not use leverage when they enter into long futures or options contracts; each Fund places in a segregated account with its custodian, or designated sub-custodian, with respect to each of its long positions, cash or money market instruments having a value equal to the underlying commodity value of the contract.

         The Funds may trade stock index futures contracts to the extent permitted under rules and interpretations adopted by the Commodity Futures Trading Commission (the "CFTC"). U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of contract markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         The Funds intend to comply with CFTC regulations and avoid "commodity pool operator" status. These regulations require that a Fund use futures and options positions (a) for "bona fide hedging purposes" (as defined in the regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. The Funds currently do not intend to engage in transactions in futures contracts or options thereon for speculation, but will engage in such transactions only for bona fide hedging purposes.

         Risks of Transactions in Futures Contracts and Options on Futures Contracts. Holding Risks in Futures Contracts Transactions. There are several risks in using stock index futures contracts as hedging devices. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indexes or securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

         Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to stock index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the securities included in the applicable stock index. It is possible that a Fund might sell stock index futures contracts to hedge its portfolio against a decline in the market, only to have the market advance and the value of securities held in the Fund's portfolio decline. If this occurred, the Fund would lose money on the contracts and also experience a decline in the value of its portfolio securities. While this could occur, the Manager and the Sub-Adviser believe that over time the value of a

Fund's portfolio will tend to move in the same direction as the market indexes and will attempt to reduce this risk, to the extent possible, by entering into futures contracts on indexes whose movements they believe will have a significant correlation with movements in the value of the Fund's portfolio securities sought to be hedged.

         Successful use of futures contracts by a Fund is subject to the ability of the Manager or the Sub-Adviser, as the case may be, to predict correctly movements in the direction of interest rates or the market. If a Fund has hedged against the possibility of a decline in the value of the stocks held in its portfolio or an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and stock prices increase or interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a loss or a gain.

         Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

         In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         Risks and Special Considerations of Options on Futures Contracts. The use of options on interest rate and stock index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, a Fund becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures contracts may exceed the amount of the premium received.

         The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Manager or the Sub-Adviser deems it desirable to do so. Although a Fund will enter into an option position only if the Manager, or the Sub-Adviser, as the case may be, believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

         A Fund's purchase or sale of put or call options on futures contracts will be based upon predictions as to anticipated interest rates or market trends by the Manager or the Sub-Adviser, as the case may be, which could prove to be inaccurate. Even if the expectations of the Manager or Sub-Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

         Investments in futures contracts and related options by their nature tend to be more short-term than other equity investments made by the Funds. Each Fund's ability to make such investments, therefore, may result in an increase in such Fund's portfolio activity and thereby may result in the payment of additional transaction costs.

         The Internal Revenue Code of 1986, as amended (the "Code"), forbids each Fund from earning more than 30% of its gross income from the sale or other disposition of certain investments, including futures contracts and options thereon, which are owned for less than three months. The likelihood of violating this 30% test is increased by the amount of investing a Fund does in futures contracts and related options. Additionally, the Code requires each Fund to diversify its investment holdings. The Internal Revenue Service position regarding the treatment of futures contracts and related options for diversification purposes is not clear, and the extent to which a Fund may engage in these transactions may be limited by this requirement. The Code also provides that, with respect to certain futures contracts and options held by a Fund at the end of its taxable year, unrealized gain or loss on such contracts may have to be recognized for tax purposes under a special system within the Code. The actual gain or loss recognized by the Fund in an eventual disposition of such contract, however, will be adjusted by the amount of the gain or loss recognized earlier under the Code's system. See Accounting and Tax Issues and Distributions and Taxes. For more information on stock index futures contracts and related options, see Appendix D.

Credit Quality
         Any bond in which Aggressive Growth Fund and Growth Stock Fund invest will be rated investment grade. As has been the industry practice, this determination of credit quality is made at the time a Fund acquires the bond. However, because it is possible that subsequent downgrades could occur, if a bond held by a Fund is later downgraded, the Manager or the Sub-Adviser, as the case may be, under the supervision of the Board of Directors, will consider whether it is in the best interest of the Fund's shareholders to hold or to dispose of the bond. Among the criteria that may be considered by the Manager or the Sub-Adviser, as the case may be, and the Board are the probability that the bonds will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the bond has already been reflected in the Fund's net asset value, and the total percentage, if any, of bonds currently rated below investment grade held by the Fund. In no event, however, will a Fund invest more than 5% of its net assets in bonds rated lower than investment grade.

         Non-investment grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call option, an amount equal to the premium received by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         Other Tax Requirements -- Each Fund has qualified, and intends to continue to qualify, as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund must meet several requirements to maintain its status as a regulated investment company. Among these requirements are that at least 90% of its investment company taxable income be derived from dividends, interest, payment with respect to securities loans and gains from the sale or disposition of securities; that at the close of each quarter of its taxable year at least 50% of the value of its assets consists of cash and cash items, government securities, securities of other regulated investment companies and, subject to certain diversification requirements, other securities; and that less than 30% of its gross income be derived from sales of securities held for less than three months.

         The requirement that not more than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict the Fund in its ability to write covered call options on securities which it has held less than three months, to write options which expire in less than three months, to sell securities which have been held less than three months and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three-month period, a Fund may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. This 30% rule is rescinded for tax years beginning after August 5, 1997.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the following year, subject to the same limitation.

PERFORMANCE INFORMATION

         From time to time, each Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares of the Funds.

         Total return performance for each Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in either Fund in the future.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                               n
                                        P(1 + T)  = ERV

         Where:             P  =     a hypothetical initial purchase order of
                                     $1,000 from which, in the case of only
                                     Class A Shares, the maximum front-end
                                     sales charge is deducted;

                            T  =     average annual total return;

                            n  =     number of years; and

                          ERV  =     redeemable value of the hypothetical
                                     $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of Class A Shares, Class B Shares, Class C Shares and Institutional Class of Aggressive Growth Fund and Growth Stock Fund, as shown below, is the average annual total return quotations through April 30, 1997, computed as described above.

         The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Institutional Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, no adjustment has been made to eliminate the impact of 12b-1 payments by each Fund's Class A Shares and performance would have been affected had such an adjustment been made.

          The average annual total return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at April 30, 1997. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at April 30, 1997 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.



                                                              Average Annual Total Return
                                                               Aggressive Growth Fund(1)

                                                Class A
                                                 Shares             Class A Shares         Institutional
                                               (at Offer)              (at NAV)                Class

          1 year ended 4/30/97                   (0.77%)                 4.17%                    N/A

          Period 5/16/94(2) through 4/30/97      10.72%                 12.56%                    N/A





                                                                  Average Annual Total Return
                                                                    Aggressive Growth Fund(1)


                            Class B Shares        Class B Shares                             Class C Shares    Class C Shares
                              (Including            (Excluding                                 (Including        (Excluding
                               Deferred              Deferred                                   Deferred          Deferred
                             Sales Charge)         Sales Charge)                              Sales Charge)     Sales Charge)

          1 year ended                                                 1 year ended
          4/30/97               (0.88%)                2.66%           4/30/97                    2.52%             3.40%

          Period                                                       Period
          4/16/96(2)                                                   5/20/94(2)
          through                                                      through
          4/30/97                8.33%                12.05%           4/30/97                   11.77%            11.77%







(1) Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering.


                                                              Average Annual Total Return
                                                                 Growth Stock Fund(1)

                                             Class A Shares         Class A Shares         Institutional
                                               (at Offer)              (at NAV)              Class(2)

          1 year ended 4/30/97                    9.45%                 14.91%                    N/A

          3 years ended 4/30/97                  16.96%                 18.87%                    N/A

          5 years ended 4/30/97                  10.08%                 11.16%                    N/A

          10 years ended 4/30/97                 11.21%                 11.75%                    N/A

          Period 8/1/85(2)
          through 4/30/97                        14.95%                 15.43%                    N/A



                                                              Average Annual Total Return
                                                              Growth Stock Fund(1)

                            Class B Shares        Class B Shares                          Class C Shares       Class C Shares
                              (Including            (Excluding                              (Including           (Excluding
                               Deferred              Deferred                                Deferred             Deferred
                             Sales Charge)         Sales Charge)                           Sales Charge)        Sales Charge)
          1 year ended                                                 1 year ended
          4/30/97               10.13%                14.13%           4/30/97                13.05%               14.05%

          Period                                                       Period
          9/8/95(2)                                                    10/21/95(2)
          through                                                      through
          4/30/97               15.34%                17.54%           4/30/97                15.77%               15.77%

(1) Reflects the voluntary waivers in effect during the periods.
(2) Date of initial public offering.

         Total return information regarding Tax-Efficient Equity Fund is not shown because such shares were not offered to be public until July 1, 1997.

         From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature and may compare that information to, or may separately illustrate similar information reported by, the S&P 500 Stock Index and the Dow Jones Industrial Average and other unmanaged indices.

         The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of stocks which are representative of and used to measure broad stock market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, a Fund's portfolio may include common stocks considered by the Manager to be more aggressive than those tracked by these indices.

         From time to time, each Fund may also quote actual total return performance of its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activity and performance of the Funds and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales of each Fund. Any indices used are not managed for any investment goal.

         CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

         Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

         Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

         Russell Indexes is an investment analysis service that provides both current and historical stock performance information, focusing on the business fundamentals of those firms issuing the security.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         The following tables are examples, for purposes of illustration only, of cumulative total return performance for Class A Shares, Class B Shares, Class C Shares and Institutional Classes of Aggressive Growth Fund and Growth Stock Fund through April 30, 1997. Pursuant to applicable regulation, total return shown for the Institutional Classes is calculated by taking the performance of the respective Class A Shares and adjusting it to reflect the elimination of all sales charges. However, no adjustment has been made to eliminate the impact of 12b-1 payments by each Fund's Class A Shares and performance for the Institutional Classes would have been affected had such an adjustment been made. For these purposes, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the indicated periods, but does not reflect any income taxes payable by shareholders on the reinvested distributions. The performance of Class A Shares reflects the maximum front-end sales charge paid on the purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. Comparative information on the S&P 500 Stock Index and the Dow Jones Industrial Average is also included.

                                                                       Cumulative Total Return
                                                                      Aggressive Growth Fund(1)

                                         Class A
                                         Shares                  Institutional        S&P 500            Dow Jones
                                       (at Offer)                    Class            Index(2)          Industrial(2)

          3 months ended 4/30/97         (21.25%)                      N/A             2.42%                2.88%

          6 months ended 4/30/97          (9.83%)(3)                   N/A            14.71%               16.25%

          9 months ended 4/30/97           9.09%                       N/A            27.13%               26.77%

          1 year ended 4/30/97            (0.77%)                      N/A            25.12%               25.86%

          Period 5/16/94(4)               35.18%                       N/A            91.29%               90.37%
          through 4/30/97


(1)      Reflects the voluntary waivers in effect during the periods.
(2)      Source:  Lipper Analytical
(3) For the six months ended April 30, 1997, cumulative total return for Aggressive Growth Fund A Class at net asset value was 5.32%.
(4)      Date of initial public offering.



                                                                                       Cumulative Total Return
                                                                                       Aggressive Growth Fund(1)

                                           Class B Shares       Class B Shares
                                             (Including           (Excluding
                                              Deferred             Deferred             S&P 500            Dow Jones
                                            Sales Charge)        Sales Charge)         Index(2)         Industrial(2)

3 months ended 4/30/97                         (21.25)%           (17.91%)               2.42%                2.88%

6 months ended 4/30/97                         (9.54%)             (6.31%)              14.71%               16.25%

9 months ended 4/30/97                          9.15%              13.04%               27.13%               26.77%

1 year ended 4/30/97                           (0.88%)              2.66%               25.12%               25.86%

Period  4/16/96 (3)
through 4/30/97                                 8.69%              12.57%               26.97%               25.45%



(1)       Reflects the voluntary waivers in effect during the periods.
(2)       Source: Lipper Analytical
(3) Date of initial public offering. Total return for this short of a time period may not be representative of longer term results.

                             Cumulative Total Return
                            Aggressive Growth Fund(1)

                                           Class C Shares       Class C Shares
                                             (Including           (Excluding
                                              Deferred             Deferred             S&P 500            Dow Jones
                                            Sales Charge)        Sales Charge)         Index(2)         Industrial(2)

3 months ended 4/30/97                       (18.33%)             (17.51%)             2.42%                2.88%

6 months ended 4/30/97                        (6.56%)              (5.75%)            14.71%               16.25%

9 months ended 4/30/97                        12.76%               13.74%             27.13%               26.77%

1 year ended 4/30/97                           2.52%                3.40%             25.12%               25.86%

Period 5/20/94(3)
through 4/30/97                               38.82%               38.82%             88.21%               86.49%


(1)       Reflects the voluntary waivers in effect during the periods.
(2)       Source:  Lipper Analytical
(3)       Date of initial public offering.


                                                                                 Cumulative Total Return
                                                                                   Growth Stock Fund(1)

                                       Class A Shares          Institutional           S&P 500            Dow Jones
                                         (at Offer)                 Class              Index(2)          Industrial(2)

          3 months ended 4/30/97            (2.88%)                   N/A                  2.42%                2.88%

          6 months ended 4/30/97           2.02%(3)                   N/A                 14.71%               16.25%

          9 months ended 4/30/97           9.15%                      N/A                 27.13%               26.77%

          1 year ended 4/30/97             9.45%                      N/A                 25.12%               25.86%

          3 years ended 4/30/97           60.02%                      N/A                 91.29%               90.37%

          5 years ended 4/30/97           61.62%                      N/A                120.02%              108.66%

          10 years ended 4/30/97         189.25%                      N/A                274.50%              206.56%

          Period 8/1/85(4)
          through 4/30/97                413.97%                      N/A                501.67%              420.17%


(1)      Reflects the voluntary waivers in effect during the periods.
(2)      Source:  Lipper Analytical
(3) For the six months ended April 30, 1997, cumulative total return for Growth Stock Fund A Class at net asset value was 7.12%.
(4)      Date of initial public offering.


                                                                        Cumulative Total Return
                                                                         Growth Stock Fund(1)

                                           Class B Shares       Class B Shares
                                             (Including           (Excluding
                                              Deferred             Deferred          S&P 500             Dow Jones
                                            Sales Charge)        Sales Charge)       Index(2)          Industrial(2)

          3 months ended 4/30/97              (2.24%)               1.76%              2.42%                2.88%

          6 months ended 4/30/97               2.80%                6.78%             14.71%               16.25%

          9 months ended 4/30/97               9.98%               13.98%             27.13%               26.77%

          1 year ended 4/30/97                10.13%               14.13%             25.12%               25.86%

          Period 9/8/95(3)
          through 4/30/97                     26.48%               30.48%             47.81%               52.02%


(1)      Reflects the voluntary waivers in effect during the periods.
(2)      Source:  Lipper Analytical
(3)      Date of initial public offering.


                                                                       Cumulative Total Return
                                                                        Growth Stock Fund(1)

                                           Class C Shares       Class C Shares
                                             (Including           (Excluding
                                              Deferred             Deferred          S&P 500             Dow Jones
                                            Sales Charge)        Sales Charge)       Index(2)          Industrial(2)

3 months ended 4/30/97                         0.76%                1.76%              2.42%                2.88%

6 months ended 4/30/97                         5.81%                6.81%             14.71%               16.25%

9 months ended 4/30/97                        12.96%               13.96%             27.13%               26.77%

1 year ended 4/30/97                          13.05%               14.05%             25.12%               25.86%

Period 10/21/95(3)
through 4/30/97                               25.08%               25.08%             42.33%               47.39%


(1)      Reflects the voluntary waivers in effect during the periods.
(2)      Source:  Lipper Analytical.
(3)      Date of initial public offering.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the overriding investment philosophy of the Manager or Sub-Adviser and how that philosophy impacts a Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager or Sub-Adviser, including the number of such clients serviced such persons.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
         Results at various assumed fixed rates of return on a $10,000 investment compounded monthly for 10 years:

                                 9% Rate             11% Rate          13% Rate
                                 of Return           of Return         of Return
                                 ---------           ---------         ---------
                 1 year          $10,938             $11,157           $11,380
                 2 years         $11,964             $12,448           $12,951
                 3 years         $13,086             $13,889           $14,739
                 4 years         $14,314             $15,496           $16,773
                 5 years         $15,657             $17,289           $19,089
                 6 years         $17,126             $19,290           $21,723
                 7 years         $18,732             $21,522           $24,722
                 8 years         $20,489             $24,013           $28,134
                 9 years         $22,411             $26,791           $32,018
                10 years         $24,514             $29,892           $36,437

         Results at various assumed fixed rates of return on a $10,000 investment compounded quarterly for 10 years:

                               8% Rate      10% Rate     12% Rate     14% Rate
                               of Return    of Return    of Return    of Return
                               ---------    ---------    ---------    ---------
                  1 year       $10,824      $11,038      $11,255      $11,475
                  2 years      $11,717      $12,184      $12,668      $13,168
                  3 years      $12,682      $13,449      $14,258      $15,111
                  4 years      $13,728      $14,845      $16,047      $17,340
                  5 years      $14,859      $16,386      $18,061      $19,898
                  6 years      $16,084      $18,087      $20,328      $22,833
                  7 years      $17,410      $19,965      $22,879      $26,202
                  8 years      $18,845      $22,038      $25,751      $30,067
                  9 years      $20,399      $24,325      $28,983      $34,503
                 10 years      $22,080      $26,851      $32,620      $39,593

         These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes or sales charges, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the Classes.

TRADING PRACTICES AND BROKERAGE

         Mutual Funds III, Inc. selects brokers or dealers to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the fiscal years ended April 30, 1995, 1996 and 1997, the aggregate dollar amounts of brokerage commissions paid by Aggressive Growth Fund were $4,740, $6,872 and $6,768, respectively. During the same periods, the aggregate dollar amounts of brokerage commissions paid by Growth Stock Fund were $29,040, $28,893 and $22,332, respectively.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended April 30, 1997, portfolio transactions of Mutual Funds III, Inc. in the amount of $26,066 resulting in brokerage commissions of $36,515 were directed to brokers for brokerage and research services provided.

         As provided in the 1934 Act and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Mutual Funds III, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Group such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds' shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective. However, it is generally anticipated that a Fund's portfolio turnover rate will be less than 100%.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders to the extent of any net realized capital gains. Each Fund's portfolio turnover rate is not expected to exceed 100%; however, under certain market conditions a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by such Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year.

         During the past two fiscal years, Aggressive Growth Fund's portfolio turnover rates were 166% and 180% for 1996 and 1997, respectively, and Growth Stock Fund's portfolio turnover rates were 37% and 29% for 1996 and 1997, respectively.

         Each Fund may hold securities for any period of time. A Fund's portfolio turnover will be increased if the Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of the Funds are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Mutual Funds III, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the its affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Funds' Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Mutual Funds III, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Mutual Funds III, Inc. reserves the right to reject any order for the purchase of shares of a Fund if in the opinion of management such rejection is in such Fund's best interests.

         The NASD has adopted Rules of Fair Practice, as amended, relating to investment company sales charges. Mutual Funds III, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued in Class A Shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Mutual Funds III, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A, Class B and Class C Shares of each Fund permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares of a Fund and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.25% for Aggressive Growth Fund and Growth Stock Fund and 0.30% for Tax-Efficient Equity Fund of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares of a Fund and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% for Aggressive Growth Fund and Growth Stock Fund and 0.30% for Tax-Efficient Equity Fund of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features -- Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.



                                                         Class A Shares
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Dealer's
                                                                                                          Commission***
                                             Front-End Sales Charge as a % of                              as % of
                                        Offering                        Amount                            Offering
Amount of Purchase                      Price                           Invested**                          Price
-------------------------------------------------------------------------------------------------------------------------------


                                                    Aggressive        Growth        Tax-Efficient
                                                    Growth            Stock         Equity
                                                    Fund              Fund          Fund
Less than $100,000                      4.75%       5.01%             4.97%         4.94%                 4.00%

$100,000 but under $250,000             3.75        3.91              3.91          3.88                  3.00

$250,000 but under $500,000             2.50        2.55              2.57          2.59                  2.00

$500,000 but under $1,000,000*          2.00        2.04              2.05          2.00                  1.60

* There is no front-end sales charge on purchases of $1 million or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.

** In the case of Aggressive Growth Fund and Growth Stock Fund, based on the net asset value per share of the respective Fund's Class A Shares as of the end of Mutual Funds III, Inc.'s most recent fiscal year. In the case of Tax-Efficient Equity Fund, based on an initial net asset value of $8.50 per share.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------


         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charges shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
         -----------------------------------------------------------------------

         Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:

                                                            Dealer's Commission
                                                            (as a percentage of
                  Amount of Purchase                         amount purchased)
                  ------------------                         -----------------

                  Up to $2 million                                  1.00%
                  Next $1 million up to $3 million                  0.75
                  Next $2 million up to $5 million                  0.50
                  Amount over $5 million                            0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) may be aggregated with those of Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         The following table sets forth the rates of the CDSC for Class B Shares of each Fund:

                                                         Contingent Deferred
                                                         Sales Charge (as a
                                                            Percentage of
                                                            Dollar Amount
                  Year After Purchase Made               Subject to Charge)
                  ------------------------               ------------------

                           0-2                                   4%
                           3-4                                   3%
                           5                                     2%
                           6                                     1%
                           7 and thereafter                     None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Mutual Funds III, Inc. has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of Institutional Classes. Shareholders of Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, each Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans, and a Fund's Distribution Agreements, is on an annual basis, up to 0.25% of Aggressive Growth and Growth Stock Fund's Class A Shares' average daily net assets for the year and 0.30% of Tax-Efficient Equity Fund's Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Mutual Funds III, Inc.'s Board of Directors may reduce these amounts at any time.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Mutual Funds III, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Mutual Funds III, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of the respective Funds and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities Class B Shares of the same Fund. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Mutual Funds III, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Mutual Funds III, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

         For the fiscal year ended April 30, 1997, 12b-1 Plan payments from Class A Shares, Class B Shares and Class C Shares of Aggressive Growth Fund amounted to $13,730, $568 and $1,496, respectively. Such amounts were used for the following purposes:


                                            Class A Shares            Class B Shares            Class C Shares
                                            --------------            --------------            --------------
Outside Brokers                                $8,814                       $85                    $1,122
Commissions to Wholesalers                         49                         5                         4
Promotional-Marketing                           4,228                       415                       322
Internal Service                                  639                        63                        48

         For the fiscal year ended April 30, 1997, 12b-1 Plan payments from Class A Shares, Class B Shares and Class C Shares of Growth Stock Fund amounted to $80,006, $8,561 and $3,741, respectively. Such amounts were used for the following purposes:


                                            Class A Shares            Class B Shares            Class C Shares
                                            --------------            --------------            --------------

Outside Brokers                                  $71,344                    $1,284                    $2,806
Commissions to Wholesalers                           606                       509                        65
Promotional-Marketing                              4,591                     3,857                       496
Internal Service                                   3,465                     2,911                       374

Other Payments to Dealers -- Class A, Class B and Class C Shares
          From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

          Payments to dealers made in connection with seminars, conferences or contests relating to the promotion of Fund shares may be in an amount up to 100% of the expenses incurred or awards made. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features--Class A Shares

Buying Class A Shares at Net Asset Value
          Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

          Current and former officers, directors and employees of Mutual Funds III, Inc., any other fund in the Delaware Group, the Manager, the Manager's affiliates, or any of the Manager's affiliates that may in the future be created, legal counsel to the funds, and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Funds and any such class of shares of any of the other funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

          Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. In addition, purchases of Class A Shares may be made by financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of a Fund's institutional class. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

          Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the institutional class of the fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Group funds and any stable value product available through the Delaware Group, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Group fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

          Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

          Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Group at net asset value.

          The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Letter of Intention
          The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Mutual Funds III, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

          Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
          In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held in any stable value product available through the Delaware Group may be combined with other Delaware Group fund holdings.

          The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
          In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
          Holders of Class A Shares of a Fund (and of the Institutional Classes holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

          Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

          Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.

Group Investment Plans
          Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

The Institutional Classes
          The Institutional Class of each Fund is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, the Sub-Adviser or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager, the Sub-Adviser or their affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

          Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
          Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

          Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
          Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.

          Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix B -- Classes Offered in the Fund Classes' Prospectuses for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.

          This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
          Direct Deposit Purchase Plan -- Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

          Automatic Investing Plan -- Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

          This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                  *     *     *

          Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

          Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
          Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Mutual Funds III, Inc. for proper instructions.

Wealth Builder Option
          Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

          Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

          Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by giving written notice to their Fund.

          This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Retirement Plans for the Fund Classes
          An investment in a Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, and 403(b)(7) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

          Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

          Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

          Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See The Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

          It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

          Taxable distributions from the retirement plans described below may be subject to withholding.

          Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
          Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plan provisions. Contributions may be invested only in Class A and Class C Shares.

Individual Retirement Account ("IRA")
          A document is available for an individual who wants to establish an IRA by making contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.

          An individual can contribute up to $2,000 of his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

          Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

          A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.

          Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectuses concerning the applicability of a CDSC upon redemption.

          Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.

          See Appendix B -- IRA Information for additional IRA information.

Simplified Employee Pension Plan ("SEP/IRA")
          A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
          New SAR/SEP plans may not be established after December 31, 1996. In addition, employers must have 25 or fewer eligible employees to maintain an existing SEP/IRA which permits salary deferral contributions. Each of the Fund Classes is available for investment by a SAR/SEP.

Prototype 401(k) Defined Contribution Plan
          Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table on page 00.

Deferred Compensation Plan for Public Schools and Non-Profit
 Organizations ("403(b)(7)")
          Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page 00.

Deferred Compensation Plan for State and Local Government Employees ("457")
          Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page 00.

SIMPLE IRA
          A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
          A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

          Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or designee. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or designee. Selling dealers are responsible for transmitting orders promptly.

          The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.


          Each Fund's net asset value per share is computed by adding the value of all the Fund's securities and other assets, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. Portfolio securities, except for bonds, which are primarily traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

          Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under the relevant Fund's 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of a Fund will vary.

REDEMPTION AND REPURCHASE

          Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

          In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund or its agent, subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

          Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

          Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Funds' Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

          Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

          Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

          If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

          In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

          Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Mutual Funds III, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

          The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
          Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Funds' Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Funds' Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.


                                *     *     *

          Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
          Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

          In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

          1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

          2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

          Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

          To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

          If expedited payment under these procedures could adversely affect a Fund, such Fund may take up to seven days to pay the shareholder.

          Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
          Shareholders of Class A, Class B and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

          Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may, in time, be depleted, particularly in a declining market.

          The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

          Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectuses for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

          An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Classes.

DISTRIBUTIONS AND TAXES

          Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.

          Each Class of shares of a Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

          Mutual Funds III, Inc. currently intends to make annual payments from each Fund's net investment income. Distributions of net capital gains, if any, realized on sales of investments will be distributed annually during the quarter following the close of the fiscal year.

          All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same Class unless, in the case of shareholders in the Fund Classes, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

          Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

          Persons not subject to tax will not be required to pay taxes on distributions.

          Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes, whether received in cash or in additional shares. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates.

          Under the Tax Reform Act of 1986, each Fund is treated as a separate tax entity and capital gains and losses for each Fund are calculated separately.

          See also Other Tax Requirements under Accounting and Tax Issues.

          A portion of a Funds' dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to Fund shareholders, and cannot exceed the gross amount of dividends received by such Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. For the fiscal year ended April 30, 1997, Aggressive Growth Fund paid no dividends from net investment income and all of Growth Stock Fund's dividends from net investment income qualified for the corporate dividends-received deduction.

          Shareholders will be notified annually by Mutual Funds III, Inc. as to the federal income tax status of dividends and distributions paid by the Funds.

(SAI-VEQ MUTUAL FUNDS III -PART B)


INVESTMENT MANAGEMENT AGREEMENTS AND SUB-ADVISORY AGREEMENT

          The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Funds, subject to the supervision and direction of Mutual Funds III, Inc.'s Board of Directors. The Sub-Adviser, located at 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402, serves as a Sub-Adviser to Growth Stock Fund and is responsible for the day-to-day investment management of the Fund.

          The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On June 30, 1997, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were managing in the aggregate more than $37 billion in assets in the various institutional or separately managed (approximately $22,302,518,000) and investment company (approximately $15,246,733,000) accounts.

          Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur was an indirect, wholly owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") as a result of Lincoln National's acquisition of DFG.

          Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, Aggressive Growth and Growth Stock Funds' previous investment advisory agreements with Voyageur were "assigned", as that term is defined by the Investment Company Act of 1940, and the previous agreements therefore terminated upon the completion of the acquisition. The Board of Directors of those Funds unanimously approved new advisory agreements at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of Aggressive Growth Fund and Growth Stock Fund approved its respective Investment Management Agreement with the Manager, an indirect wholly-owned subsidiary of LNC, to become effective after the close of business on April 30, 1997, the date the acquisition was completed. At that meeting, shareholders of Voyageur Growth Stock Fund also approved a Sub-Advisory Agreement between the Manager and the Sub-Adviser to take effect at the same time as the Investment Management Agreement.

          Beginning May 1, 1997, Delaware Management Company, Inc. became the Funds' investment manager, and for Growth Stock Fund, Voyageur Asset Management LLC became the sub-adviser. The Investment Management Agreement into which each Fund's investment manager has entered and, in the case of Voyageur Growth Stock Fund, the Sub-Advisory Agreement between the Manager and the Sub-Adviser, have an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the directors of Mutual Funds III, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Mutual Funds III, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

          Under their respective Investment Management Agreements, Aggressive Growth Fund and Growth Stock Fund each pay the Manager a monthly investment advisory fee equivalent on an annual basis to 1.00% of their average daily net assets. Under Tax-Efficient Equity Fund's Investment Management Agreement, the Fund pays the Manager a monthly investment advisory fee equivalent on an annual basis to 0.75% on the first $500 million, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion.

(SAI-VEQ MUTUAL FUNDS III -PART B)


          Beginning June 9, 1997, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by a Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of the Fund (exclusive of taxes, interest, brokerage commissions, extraordinary expenses but including 12b-1 fees, as applicable) do not exceed, on an annual basis, the amounts noted below through December 31, 1997:

                                                                                              Institutional
                                             Class A         Class B          Class C            Class
                                            --------         -------          -------         -------------
          Aggressive Growth Fund             1.75%            2.50%             2.50%             1.50%
          Growth Stock Fund                  1.75%            2.50%             2.50%             1.50%
          Tax-Efficient Equity Fund          1.50%            2.20%             2.20%             1.20%

          In connection with the merger transaction described above, the Manager has agreed for a period of two years ending on April 30, 1999, to pay the operating expenses (excluding interest expense, taxes, brokerage fees, commissions and Rule 12b-1 fees) of Aggressive Growth Fund and Growth Stock Fund which exceed 1% of such Fund's average daily net assets on an annual basis up to certain limits.

          Pursuant to the terms of a Sub-Advisory Agreement with the Manager, the Sub-Adviser participates in the management of Growth Stock Fund's assets, is responsible for day-to-day investment management of the Fund, makes investment decisions for the Fund in accordance with the Fund's investment objectives and stated policies and places orders on behalf of the Fund to effect the investment decisions made. The Manager continues to have ultimate responsibility for all investment advisory services in connection with the management of the Fund pursuant to the Investment Management Agreement and supervises the Sub-Adviser's performance of such services. For the services provided to the Manager, the Manager pays the Sub-Adviser an annual sub-advisory fee equal to 0.50% of Growth Stock Fund's average daily net assets.

          On April 30, 1997, the total net assets of Aggressive Growth Fund were $5,259,885 and Growth Stock Fund were $36,148,408.

          Investment management fees incurred for the last three fiscal years with respect to each Fund which was operational at the end of the last fiscal year follows. Fees were paid to the Funds' previous investment manager, Voyageur Fund Managers, Inc.



Fund                               April 30, 1997               April 30, 1996                 April 30, 1995
----                               --------------               --------------                 --------------

Aggressive Growth Fund(1)          $56,982 earned               $34,256 incurred               $16,102 incurred
                                   $10,532 paid                 $9,256 paid                    $-0- paid
                                   $46,450 waived               $25,000 waived                 $16,102 waived

Growth Stock Fund                  $332,347 incurred            $222,957 incurred              $123,185 incurred
                                   $332,347 paid                $197,957 paid                  $120,564 paid
                                   $-0- waived                  $25,000 waived                 $2,621 waived


(1)        Date of initial public offering was May 16, 1994.

           Under the general supervision of the Board of Directors, the Manager makes and executes all investment decisions for the Funds. The Manager pays the salaries of all directors, officers and employees of Mutual Funds III, Inc. who are affiliated with the Manager. Each Fund pays all of its other expenses.

           The ratios of expenses to average daily net assets (after waivers and payments) for the fiscal year ended April 30, 1997 for each Class of Aggressive Growth Fund and Growth Stock Fund were as follows:

                           Aggressive Growth Fund           Growth Stock Fund
                           ----------------------           -----------------

Class A Shares                       1.75%                         1.72%
Class B Shares                       2.50%                         2.47%
Class C Shares                       2.50%                         2.47%
Institutional Class                    NA                            NA

         The expense ratios for Class A Shares, Class B Shares and Class C Shares reflect the impact of their 12b-1 Plans.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate a Distribution Agreement dated April 30, 1997 for Aggressive Growth Fund and Growth Stock Fund and June 26, 1997 for Tax-Efficient Equity Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Funds on behalf of Class A, Class B and Class C Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated as of June 26, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND DIRECTORS

         The business and affairs of Mutual Funds III, Inc. are managed under the direction of its Board of Directors.

         Certain officers and directors of Mutual Funds III, Inc. hold identical positions in each of the other funds in the Delaware Group. On July 31, 1997, Mutual Funds III, Inc.'s officers and directors owned less than 1% of the outstanding shares of each Class of each Fund.

         As of July 31, 1997, management believes the following shareholders held 5% or more of the outstanding shares of a Class:

Class                               Name and Address of Account                        Share Amount          Percentage
-----                               ---------------------------                        ------------          ----------

Aggressive Growth Fund              Olcoba Company - Reinvest
A Class                             P.O. Box 1000
                                    Minneapolis, MN 55480                                 88,578               36.52%

                                    Prudential Securities, Inc.
                                    FBO Richard H. Haber
                                    703 Coquina Court
                                    Boca Raton, FL 33432                                  21,946                9.05%

Aggressive Growth Fund              Merrill Lynch, Pierce, Fenner & Smith
B Class                                     For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL 32246                                 2,767               34.45%

                                    Raymond James
                                    FBO Elite Acct. No. 50099089
                                    FAO Anthony and Marie Hillerman Co-TTE
                                    1632 Francisca Road - NW
                                    Albuquerque, NM 87107                                  1,787               22.25%

                                    City National Bank
                                    FBO Steven L. Thompson IRA ACCT
                                    911 West Loop - 281 3rd Floor
                                    Longview, TX 75804                                       611                7.61%

                                    Dolores Baile
                                    478 West 9th Street
                                    Stockton, CA 95206                                       594                7.40%

Aggressive Growth Fund              Emery Jahnke
C Class                                     Ann Jahnke  JT TEN
                                    2402 Lilac Lane
                                    Fargo, ND 58102                                        6,633               33.35%




Class                               Name and Address of Account                             Share Amount              Percentage
-----                               ---------------------------                             ------------              ----------

                                    National Financial Services Corp
                                    FBO Douglas D. Jackson and
                                    Nancy L. Jackson  JT WROS
                                    987 SW Summit View Drive
                                    Portland, OR 97225                                            1,522                7.65%

                                    David A. Johnson
                                    P.O. Box 63
                                    23022 Chiavenna (SO)
                                    Italy, OR                                                     1,227                6.17%

                                    Merrill Lynch, Pierce, Fenner & Smith
                                    For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East - 3rd Floor
                                    Jacksonville, FL 32246                                        1,160                5.83%

Growth Stock Fund                   Dougherty Financial Group, Inc
A Class                             401(k) Salary Reduction Plan
                                    Attn: Robin Lang
                                    90 South 7th Street - Ste. 4300
                                    Minneapolis, MN 55402                                        70,046                5.39%

                                    Olcoba Company - Reinvest
                                    P.O. Box 1100
                                    Minneapolis, MN 55480                                        68,952                5.31%

Growth Stock Fund                   Merrill Lynch, Pierce, Fenner & Smith
B Class                                     For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East - 3rd Floor
                                    Jacksonville, FL 23346                                        6,685               15.27%

                                    E*Trade Securities, Inc.
                                    Steven R. Offerdahl
                                    4 Embarcadero Place
                                    2400 Geng Road, MN 55439                                      4,262                9.74%

Growth Stock Fund                   Merrill Lynch, Pierce, Fenner & Smith
C Class                                     For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East - 3rd Floor
                                    Jacksonville, FL 23346                                        3,945               13.08%





Class                               Name and Address of Account                            Share Amount               Percentage
-----                               ---------------------------                             ------------              ----------

                                    Emery Jahnke
                                    Ann Jahnke JT TEN
                                    2402 Lilac Lane
                                    Fargo, ND 58102                                               3,461               11.48%

                                    Mabel Waters TTE
                                    Covell Family Trust
                                    7324 NW Pendridge Road
                                    Portland, OR 97229                                            1,700                5.46%

         DMH Corp., Delaware Voyageur Holdings, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National was completed. DMH and the Manager are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         As noted under Investment Management Agreements and Sub-Advisory Agreement, after the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National as a result of Lincoln National's acquisition of DFG.

         Directors and principal officers of Mutual Funds III, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (60)

         Chairman, President, Chief Executive Officer, Director and/or Trustee of the Funds, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Chairman and Director of Delaware Distributors, Inc. and Delaware
                Capital Management, Inc.
         Chairman, President, Chief Executive Officer, Chief Investment Officer
                and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                International Advisers Ltd.
         Director of Delaware Service Company, Inc. and Delaware Investment &
                Retirement Services, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)

         Executive Vice President of the Funds, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
         Executive Vice President and Director of Delaware Management Company,
                Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

Paul E. Suckow (50)
         Executive Vice President/Chief Investment Officer, Fixed Income of the
                Funds, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc. and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc.
         Director of Founders CBO Corporation.
         Director of HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was
                Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.




----------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

Walter P. Babich (69)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (58)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

Thomas F. Madison (61)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         President and Chief Executive Officer, MLM Partners, Inc.
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
         Mr. Madison has also been Chairman of the Board of Communications
                  Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

* Jeffrey J. Nick (44)
         Director and/or Trustee of the Funds and 32 other investment companies in the Delaware Group.
         President, Chief Executive Officer and Director of Lincoln National
                  Investment Companies, Inc. From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Charles E. Peck (71)
         Director and/or Trustee of the Funds and each of the other 32 investment companies in the Delaware Group.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (57)
         Executive Vice President/Chief Operating Officer/Chief Financial
                  Officer of the Funds, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc., Delaware Capital Management, Inc., Founders CBO Corporation and Delaware Distributors, L.P.
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
         Chairman and Director of Delaware Management Trust Company.
         Chairman, Chief Executive Officer and Director of Delaware Investment &
                  Retirement Services, Inc.
         President/Chief Executive Officer/Chief Financial Officer and Director
                  of Delaware Service Company, Inc.
         Director of Delaware International Advisers Ltd.
         Before joining the Delaware Group in 1992, Mr. Downes was Chief
                  Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.



----------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

George M. Chamberlain, Jr. (50)
         Senior Vice President, Secretary and General Counsel of the Funds, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Secretary, General Counsel and Director of
                Delaware Management Trust Company.
         Senior Vice President, Secretary, General Counsel and Director of DMH
                Corp., Delaware Management Company, Inc., Delaware
                Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services,
                Inc. and Delaware Capital Management, Inc.
         Secretary and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Gerald S. Frey (51)
         Vice President/Senior Portfolio Manager of the Funds, of seven other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Before joining the Delaware Group in 1996, Mr. Frey was a Senior
                Director with Morgan Grenfell Capital Management, New York, NY from 1986 to 1995.

George H. Burwell (35)
         Vice President/Senior Portfolio Manager of the Funds, of seven other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Before joining the Delaware Group in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank, New Jersey. In addition, he was a security analyst for Balis & Zorn, New York and for First Fidelity Bank, New Jersey.

Joseph H. Hastings (47)
         Senior Vice President/Corporate Controller of the Funds, each of the other 32 investment companies in the Delaware Group and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller/Treasurer of Delaware
                Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc. and Delaware International Holdings Ltd.
         Chief Financial Officer/Treasurer of Delaware Investment &
                Retirement Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                Management Trust Company.
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation. 1818 Market Street, Philadelphia, PA 19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief
                Financial Officer for Prudential Residential Services, L.P.,
                New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes
                International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (35)
         Senior Vice President/Treasurer of the Funds, each of the other 32 investment companies in the Delaware Group, Delaware Distributors, Inc. and Founders Holdings, Inc.
         Senior Vice President and Manager of Investment Accounting of Delaware
                International Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                Company, Inc. and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting of
                Delaware Distributors, L.P.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from
                1987 to 1993.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation expected to be received from Mutual Funds III, Inc. during the actual fiscal year, the total compensation received from all Delaware Group investment companies for the fiscal year ended April 30, 1997, and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of April 30, 1997.

                                                                Pension or
                                                                Retirement                                 Total
                                                                 Benefits            Estimated         Compensation
                                           Aggregate              Accrued             Annual            from all 18
                                         Compensation           as Part of           Benefits            Delaware
                                         from Mutual        Mutual Funds III,          Upon          Group Investment
         Name                         Funds III, Inc.(1)       Inc. Expenses        Retirement*          Companies
         ----                         ------------------       -------------        -----------          ---------

W. Thacher Longstreth                    $779                      None                $30,000          $53,307
Ann R. Leven                             $794                      None                $30,000          $58,307
Walter P. Babich                         $791                      None                $30,000          $57,307
Anthony D. Knerr                         $791                      None                $30,000          $57,307
Charles E. Peck                          $779                      None                $30,000          $53,307
Thomas F. Madison(2)                     $779                      None                $30,000          N/A

* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of April 30, 1997, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

(1) The current Board of Directors was elected by shareholders of Mutual Funds III, Inc. on April 11, 1997 and began serving on May 1, 1997. With the exception of Thomas F. Madison, none of the current directors had served on the prior Board. Compensation figures are estimates of payments for Mutual Funds III, Inc.'s current fiscal year.

(2) Thomas F. Madison also received $622 from Mutual Funds III, Inc. for his service on the previous Board of Directors during the last fiscal year.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. Each Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Funds' Prospectuses, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. Each Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                *     *     *

         Following is a summary of the investment objectives of the other Delaware Group funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delchester Fund seeks as high a current income as possible by investing principally in high-yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Enterprise Fund seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. Corporate Income Fund seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment grade fixed-income securities issued by U.S. corporations.


         Delaware Group Premium Fund, Inc. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Emerging Growth Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Trend Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion (sm) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers fifteen different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds as available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each of the Funds and for the other mutual funds in the Delaware Group. Prior to May 31, 1997, Voyageur Fund Distributors, Inc. served as the national distributor for the Funds. In its capacity as such, VFD received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:

                                                     Aggressive Growth Fund

                   Fiscal                  Total Amount                 Amounts                       Net
                    Year                  of Underwriting              Reallowed                  Commission
                    Ended                   Commission                to Dealers                    to VFD
                    -----                   ----------                ----------                    ------
                  4/30/97                      $11,275                   $10,057                     $1,218
                  4/30/96                        4,299                     3,691                        608
                  4/30/95(1)                     8,965                     7,668                      1,297

(1) Date of initial public offering was May 16, 1994.


                                                        Growth Stock Fund

                   Fiscal                  Total Amount                 Amounts                       Net
                    Year                  of Underwriting              Reallowed                  Commission
                    Ended                    Commission                to Dealers                     to VFD
                    -----                    ----------                ----------                     ------
                  4/30/97                      $74,010                   $63,921                     $10,089
                  4/30/96                       44,067                    37,405                       6,662
                  4/30/95                       34,138                    29,001                       5,137


         VFD received Limited CDSC payments with respect to Class A Shares of Aggressive Growth Fund and Growth Stock Fund as follows:

                                                  Limited CDSC Payments

                   Fiscal              Aggressive Growth        Growth Stock
                 Year Ended             Fund A Class(1)         Fund A Class
                 ----------             ---------------         ------------

                  4/30/97                   $-0-                  $-0-
                  4/30/96                    -0-                   -0-
                  4/30/95                    -0-                   -0-

(1) Date of initial public offering was May 16, 1994.

         VFD received CDSC payments with respect to Class B Shares of Aggressive Growth Fund and Growth Stock Fund as follows:

                                                 CDSC Payments

                   Fiscal            Aggressive Growth       Growth Stock
                 Year Ended           Fund B Class(1)       Fund B Class(2)
                 ----------           ---------------       ---------------

                  4/30/97                     $508                 $414
                  4/30/96                   -0-                   -0-

(1) Date of initial public offering was April 16, 1996.
(2) Date of initial public offering was September 8, 1995.

         VFD received CDSC payments with respect to Class C Shares of Aggressive Growth Fund and Growth Stock Fund as follows:

                                                   CDSC Payments

                   Fiscal           Aggressive Growth           Growth Stock
                 Year Ended          Fund C Class(1)           Fund C Class(2)
                 ----------          ---------------           ---------------

                  4/30/97                 $-0-                     $-0-
                  4/30/96                  130                      -0-
                  4/30/95                  -0-                      N/A

(1) Date of initial public offering was May 20, 1994.
(2) Date of initial public offering was October 21, 1995.

         Effective as of May 1, 1997, all such payments described above have been paid to the Distributor.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Mutual Funds III, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Mutual Funds III, Inc. to delete the words "Delaware Group" from Mutual Funds III, Inc.'s name.

          Norwest Bank Minnesota, N.A. ("Norwest"), Sixth Street & Marquette Avenue, Minneapolis, Minnesota 55402 is custodian of Aggressive Growth and Growth Stock Funds' securities and cash. The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of Tax-Efficient Equity Fund's securities and cash. As custodian for a Fund, Norwest or, as relevant, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
         Mutual Funds III, Inc. has a present authorized capitalization of 10 trillion shares of capital stock with a $.01 par value per share.

         The Board of Directors has allocated the following number of shares to each Fund and their respective classes:

         Aggressive Growth Fund                                  10 billion
                  A Class                                         1 billion
                  B Class                                         1 billion
                  C Class                                         1 billion
                  Institutional Class                             1 billion

         Growth Stock Fund                                       10 billion
                  A Class                                         1 billion
                  B Class                                         1 billion
                  C Class                                         1 billion
                  Institutional Class                             1 billion

         Tax-Efficient Equity Fund                               10 billion
                  A Class                                         1 billion
                  B Class                                         1 billion
                  C Class                                         1 billion
                  Institutional Class                             1 billion

         While shares of Mutual Funds III, Inc. have equal voting rights on matters affecting the Funds, each Fund would vote separately on any matter which it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         Shares of each Class of a Fund represent a proportionate interest in the assets of such Fund, and have the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the Class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes.

         Beginning June 9, 1997, the names of Voyageur Aggressive Growth Fund changed to Aggressive Growth Fund series, Voyageur Growth Stock Fund changed to Growth Stock Fund series and Voyageur Tax-Efficient Equity Fund changed to Tax-Efficient Equity Fund series. Beginning August 28, 1997, each Fund began offering Institutional Class shares.

Noncumulative Voting

         Mutual Funds III, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Mutual Funds III, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A -- RATINGS

Earnings and Dividend Rankings for Common Stocks
         Standard & Poors Corporation. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor's believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

          A+   Highest            B+  Average           C    Lowest
          A    High               B   Below Average     D    In Reorganization
          A-   Above Average      B-  Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Commercial Paper Ratings
         Standard & Poor's Corporation. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with designation 1, 2, and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong.

         Moody's Investors Service, Inc. Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Prime-1 Superior capacity for repayment of short-term promissory obligations.
         Prime-2 Strong capacity for repayment of short-term promissory obligations.
         Prime-3 Acceptable capacity for repayment of short-term promissory obligations.

Corporate Bond Ratings
         Standard & Poor's Corporation. Its ratings for corporate bonds have the following definitions:

Investment grade:
         Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade:
         Debt rated "BB," "B," "CCC" and "CC" and "C" is regarded, as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

         Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

         Moody's Investors Service, Inc. Its ratings for corporate bonds include the following:

         Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         Bonds which are rated "A" possess many favorable attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Preferred Stock Rating
         Standard& Poor's Corporation. Its ratings for preferred stock have the following definitions:

(SAI-VEQ MUTUAL FUNDS III -PART B)


         An issue rated "AAA" has the highest rating that may be assigned by Standard& Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

         An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

         Preferred stock rate "BB," "B," and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         A preferred stock rated "C" is a non-paying issue.

         A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

         "NR" indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Moody's Investors Service, Inc. Its ratings for preferred stock include the following:

         An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         An issue which is rate "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         An issue which is rated "baa" is considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

         An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

         An issue rated "c" is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

APPENDIX B -- IRA INFORMATION

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         As illustrated in the following tables, maintaining an Individual Retirement Account remains a valuable opportunity.

         For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long-term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

         Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 10% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any sales charges or fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a mutual fund with a fluctuating net asset value, like either Fund, your bottom line at retirement could be lower--it could also be much higher.

$2,000 Invested Annually Assuming a 10% Annualized Return

          15% Tax Bracket      Single  -- $0 - $24,650
          ---------------      Joint   -- $0 - $41,200

                                                             How Much You
          End of               Cumulative                      How Much You                  Have With Full
           Year             Investment Amount                Have Without IRA                 IRA Deduction
           ----             -----------------                ----------------                 -------------
             1                  $ 2,000                          $  1,844                       $  2,200
             5                   10,000                            10,929                         13,431
            10                   20,000                            27,363                         35,062
            15                   30,000                            52,074                         69,899
            20                   40,000                            89,231                        126,005
            25                   50,000                           145,103                        216,364
            30                   60,000                           229,114                        361,887
            35                   70,000                           355,438                        596,254
            40                   80,000                           545,386                        973,704

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 8.5% (10% less 15%)]


          28% Tax Bracket      Single  -- $24,651 - $59,750
          ---------------      Joint   -- $41,201 - $99,600

          End of           Cumulative                How Much You              How Much You Have with Full IRA
           Year         Investment Amount          Have Without IRA             No Deduction        Deduction
           ----         -----------------          ----------------             ------------        ---------
             1              $ 2,000                     $  1,544                $  1,584             $  2,200
             5               10,000                        8,913                   9,670               13,431
            10               20,000                       21,531                  25,245               35,062
            15               30,000                       39,394                  50,328               69,899
            20               40,000                       64,683                  90,724              126,005
            25               50,000                      100,485                 155,782              216,364
            30               60,000                      151,171                 260,559              361,887
            35               70,000                      222,927                 429,303              596,254
            40               80,000                      324,512                 701,067              973,704

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 7.2% (10% less 28%)] [With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 10%]


          31% Tax Bracket       Single  -- $59,751 - $124,650
          ---------------       Joint   -- $99,601 - $151,750

          End of               Cumulative                 How Much You              How Much You Have with Full IRA
           Year             Investment Amount           Have Without IRA          No Deduction            Deduction
           ----             -----------------           ----------------          ------------            ---------
             1                    $ 2,000                   $  1,475                  $  1,518              $  2,200
             5                     10,000                      8,467                     9,268                13,431
            10                     20,000                     20,286                    24,193                35,062
            15                     30,000                     36,787                    48,231                69,899
            20                     40,000                     59,821                    86,943               126,005
            25                     50,000                     91,978                   149,291               216,364
            30                     60,000                    136,868                   249,702               361,887
            35                     70,000                    199,536                   411,415               596,254
            40                     80,000                    287,021                   671,855               973,704

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 6.9% (10% less 31%)] [With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 10%]


          36% Tax Bracket*      Single  -- $124,651 - $271,050
          ----------------      Joint   -- $151,751 - $271,050

          End of               Cumulative                 How Much You              How Much You Have with Full IRA
           Year             Investment Amount           Have Without IRA          No Deduction            Deduction
           ----             -----------------           ----------------          ------------            ---------
             1                    $ 2,000                   $  1,362                  $  1,408              $  2,200
             5                     10,000                      7,739                     8,596                13,431
            10                     20,000                     18,292                    22,440                35,062
            15                     30,000                     32,683                    44,736                69,899
            20                     40,000                     52,308                    80,643               126,005
            25                     50,000                     79,069                   138,473               216,364
            30                     60,000                    115,562                   231,608               361,887
            35                     70,000                    165,327                   381,602               596,254
            40                     80,000                    233,190                   623,170               973,704

[Without IRA--investment of $1,280 ($2,000 less 36%) earning 6.4% (10% less 36%)] [With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 10%]

          39.6% Tax Bracket*       Single  -- over $271,050
          ------------------       Joint   -- over $271,050

          End of               Cumulative                 How Much You              How Much You Have with Full IRA
           Year             Investment Amount           Have Without IRA          No Deduction            Deduction
           ----             -----------------           ----------------          ------------            ---------
             1                    $ 2,000                   $  1,281                  $  1,329              $  2,200
             5                     10,000                      7,227                     8,112                13,431
            10                     20,000                     16,916                    21,178                35,062
            15                     30,000                     29,907                    42,219                69,899
            20                     40,000                     47,324                    76,107               126,005
            25                     50,000                     70,677                   130,684               216,364
            30                     60,000                    101,986                   218,580               361,887
            35                     70,000                    143,965                   360,137               596,254
            40                     80,000                    200,249                   588,117               973,704

[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04% (10% less 39.6%)] [With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 10%]


* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.



                                $2,000 SINGLE INVESTMENT AT A RETURN OF 10% COMPOUNDED QUARTERLY

                    TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS                 39.6%*              36%*              31%               28%               15%            DEFERRED
-----------------------------------------------------------------------------------------------------------------------------------

     10            $  3,642          $  3,774            $ 3,964           $ 4,083           $ 4,638          $  5,370
     15               4,915             5,184              5,581             5,833             7,062             8,800
     20               6,633             7,121              7,857             8,334            10,755            14,419
     30              12,081            13,436             15,572            17,012            24,939            38,716
     40              22,001            25,352             30,865            34,728            57,831           103,956


                                $2,000 INVESTED ANNUALLY AT A RETURN OF 10% COMPOUNDED QUARTERLY
                    TAXABLE -         TAXABLE -          TAXABLE -         TAXABLE -         TAXABLE -            TAX
YEARS                 39.6%*              36%*              31%               28%               15%            DEFERRED
-----------------------------------------------------------------------------------------------------------------------------------

     10           $  28,226         $  28,833         $   29,702          $ 30,239          $ 32,699          $ 35,834
     15              50,104            51,753             54,152            55,654            62,755            72,298
     20              79,629            83,239             88,573            91,966           108,525           132,049
     30             173,245           185,894            205,256           217,971           284,358           390,394
     40             343,773           379,596            436,523           475,187           692,097         1,084,066


* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $271,050. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

THE VALUE OF STARTING YOUR IRA EARLY

          The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

                          After      5 years                $3,528    more
                                    10 years                $6,113
                                    20 years               $17,228
                                    30 years               $47,295

         Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.

         And it pays to shop around. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, both compounded quarterly, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!

                                          8% Return          10% Return
                                          ---------          ----------
                           10 years         $31,726             $35,834
                           30 years        $256,465            $390,394

         The statistical exhibits above are for illustration purposes only and do not reflect the actual Fund performance for the Funds either in the past or in the future.

APPENDIX C -- THE COMPANY LIFE CYCLE

         Traditional business theory contends that a typical company progresses through basically four stages of development, keyed closely to a firm's sales.

         1. Emerging Growth--a period of experimentation in which the company builds awareness of a new product or firm.

         2. Accelerated Development--a period of rapid growth with potentially high profitability and acceptance of the product.

         3. Maturing Phase--a period of diminished real growth due to dependence on replacement or sustained product demand.

         4. Cyclical Stage--a period in which a company faces a potential saturation of demand for its product. At this point, a firm either diversifies or becomes obsolete.

                        Hypothetical Corporate Life Cycle

         Hypothetical Corporate Life Cycle Chart shows in a line illustration, the stages that a typical company would go through, beginning with the emerging state where sales growth continues at a steep pace to the mature phase where growth levels off to the cyclical stage where sales show more definitive highs and lows.

         The above chart illustrates the path traditionally followed by companies that successfully survive the growth sequence.

APPENDIX D--STOCK INDEX FUTURES CONTRACTS AND RELATED OPTIONS

Stock Index Futures Contracts
         To the extent described in the Prospectus and Statement of Additional Information, each Fund may purchase and sell stock index futures contracts, options thereon and options on stock indexes. Stock index futures contracts are commodity contracts listed on commodity exchanges. They presently include contracts on the Standard & Poor's 500 Stock Index (the "S&P 500 Index") and such other broad stock market indexes as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index, as well as narrower "sub-indexes" such as the S&P 100 Energy Stock Index and the New York Stock Exchange Utilities Stock Index. A stock index assigns relative values to common stocks included in the index and the index fluctuates with the value of the common stocks so included. A futures contract is a legal agreement between a buyer or seller and the clearing house of a futures exchange in which the parties agree to make a cash settlement on a specified future date in an amount determined by the stock index on the last trading day of the contract. The amount is a specified dollar amount (usually $100 or $500) times the difference between the index value on the last trading day and the value on the day the contract was struck.

         For example, the S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500). Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract with the settlement amount being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example (excluding any transaction costs), if a Fund enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Fund will gain $500 x (154-150) or $2,000. If a Fund enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Fund will lose $500 x (152-150) or $1,000.

         Unlike the purchase or sale of an equity security, no price would be paid or received by a Fund upon entering into stock index futures contracts. Upon entering into a contract, a Fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Treasury bills equal to a portion of the contract value. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve borrowing funds by the Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.

         Subsequent payments, called "variation margin," to and from the broker would be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the contract more or less valuable, a process known as "marking to the market." For example, when a Fund enters into a contract in which it benefits from a rise in the value of an index and the price of the underlying stock index has risen, such Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, if the price of the underlying stock index declines, such Fund would be required to make a variation margin payment to the broker equal to the decline in value.

         Each Fund intends to use stock index futures contracts and related options for hedging and not for speculation. Hedging permits a Fund to gain rapid exposure to or protect itself from changes in the market. For example, a Fund may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Fund can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed, and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.

         Each Fund may enter into contracts with respect to any stock index or sub-index. To hedge a Fund's portfolio successfully, however, such Fund must enter into contracts with respect to indexes or sub-indexes whose movements will have a significant correlation with movements in the prices of such Fund's portfolio securities.

         Options on Stock Index Futures Contracts. To the extent described in the Prospectus and Statement of Additional Information each Fund may purchase and sell put and call options on stock index futures contracts which are traded on a recognized exchange or board of trade as a hedge against changes in the market, and will enter into closing transactions with respect to such options to terminate existing positions. An option on a stock index futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of such option the right to buy, and it obliges its writer to sell, a specified underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's future margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the stock index futures contract on the expiration date. Each Fund will pay a premium for purchasing options on stock index futures contracts. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund. In connection with the writing of options on stock index futures contracts, a Fund will make initial margin deposits and make or receive maintenance margin payments that reflect changes in the market value of such options. Premiums received from the writing of an option are included in initial margin deposits.

         Purchase of Put Options on Futures Contracts. Each Fund will purchase put options on futures contracts if the Fund's investment adviser or sub-adviser anticipates a market decline. A put option on a stock index futures contract becomes more valuable as the market declines. By purchasing put options on stock index futures contracts at a time when a Fund's investment adviser or sub-adviser expects the market to decline, such Fund will seek to realize a profit to offset the loss in value of its portfolio securities.

         Purchase of Call Options on Futures Contracts. A Fund will purchase call options on stock index futures contracts if the Fund's investment adviser anticipates a market rally. The purchase of a call option on a stock index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. A call option on such a contract becomes more valuable as the market appreciates. A Fund will purchase a call option on a stock index futures contract to hedge against a market advance when the Fund is holding cash. A Fund can take advantage of the anticipated rise in the value of equity securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund's cash can be used to buy portfolio securities.

         Writing Call Options on Futures Contracts. A Fund will write call options on stock index futures contracts if the Fund's investment adviser anticipates a market decline. As the market declines, a call option on such a contract becomes less valuable. If the futures contract price at expiration of the option is below the exercise price, the option will not be exercised and the Fund will retain the full amount of the option premium. Such amount provides a partial hedge against any decline that may have occurred in the Fund's portfolio securities.

         Writing Put Options on Futures Contracts. A Fund will write put options on stock index futures contracts if the Fund's investment adviser anticipates a market rally. As the market appreciates, a put option on a stock index futures contract becomes less valuable. If the futures contract price at expiration of the option has risen due to market appreciation and is above the exercise price, the option will not be exercised and the Fund will retain the full amount of the option premium. Such amount can then be used by a Fund to buy portfolio securities when the market has stabilized.

         Risks Relating to Options on Stock Index Futures Contracts. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when a purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not result in a loss, such as when there is no movement in the underlying index.

         The writing of a put or call option on a futures contract involves risks similar to those relating to transactions in futures contracts as described in the Prospectus and Statement of Additional Information. By writing a call option, a Fund, in exchange for the receipt of a premium, becomes obligated to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, but the Fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures contracts may exceed the amount of the premium received.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         Finally, a Fund's purchase or sale of put or call options on stock index futures contracts will be based upon predictions as to anticipated market trends by the Fund's investment adviser or sub-adviser, which could prove to be inaccurate. Even if the expectations of the Fund's investment adviser or sub-adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

FINANCIAL STATEMENTS

         KPMG Peat Marwick LLP served as the independent auditors for Voyageur Mutual Funds III, Inc. through April 30, 1997 and, in its capacity as such, audited the annual financial statements of the Funds. Beginning May 1, 1997, Ernst & Young LLP began serving in such capacity. Aggressive Growth Fund's and Growth Stock Fund's Statements of Net Assets, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and Notes to Financial Statements, as well as the report of KPMG Peat Marwick LLP, independent auditors, for the fiscal year ended April 30, 1996 are included in Voyageur Mutual Funds III, Inc.'s Annual Report to shareholders. The financial statements, the notes relating thereto and the report of KPMG Peat Marwick LLP, listed above are incorporated by reference from the Annual Report into this Part
B. Tax-Efficient Equity Fund was not offered to the public prior to July 1, 1997.

         The Delaware Group includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific funds, tax-free funds, money market funds, global and international funds and closed-end equity funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Group at 800-523-4640, and shareholders of the Institutional Class should contact Delaware Group at 800-828-5052.


INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

SUB-ADVISER
Growth Stock Fund:
Voyageur Asset Management LLP
90 South Seventh Street, Suite 4400
Minneapolis, MN 55402

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIANS
Tax-Efficient Equity Fund:
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

Aggressive Growth Fund
Growth Stock Fund:
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402

--------------------------------------------------------------------------------

AGGRESSIVE GROWTH FUND
GROWTH STOCK FUND
TAX-EFFICIENT EQUITY FUND
--------------------------------------------------------------------------------


A CLASSES
--------------------------------------------------------------------------------


B CLASSES
--------------------------------------------------------------------------------


C CLASSES
--------------------------------------------------------------------------------


INSTITUTIONAL CLASSES
--------------------------------------------------------------------------------


CLASSES OF VOYAGEUR
MUTUAL FUNDS III, INC.
--------------------------------------------------------------------------------







PART B

STATEMENT OF
ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


AUGUST 28, 1997




















                                                              DELAWARE
                                                                 GROUP
                                                              --------

                                     PART C

                                Other Information

Item 24.             Financial Statements and Exhibits

                     (a)      Financial Statements:

                              Part A    -   Financial Highlights

                              *Part B   -   Statement of Net Assets
                                            Statement of Assets and Liabilities
                                            Statement of Operations
                                            Statement of Changes in Net Assets
                                            Notes to Financial Statements
                                            Accountant's Report

                    * The financial statements and Accountant's Report listed above relating to Aggressive Growth Fund and Growth Stock Fund are incorporated into this filing by reference into the Funds' Part B from the Registrant's Annual Report for the fiscal year ended April 30, 1997.

                    (b)  Exhibits:

                              (1)     Articles of Incorporation.

                                      (a)      Amended and Restated Articles of
                                               Incorporation (November 22, 1993)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 25 filed September
                                               1, 1995.

                                      (b)      Certification of Designation
                                               (April 28, 1994) incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 25
                                               filed September 1, 1995.

                                      (c)      Certification of Designation
                                               (August 24, 1995) incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 25
                                               filed September 1, 1995.

                                      (d)      Certification of Designation
                                               (August 25, 1995) incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 25
                                               filed September 1, 1995.

                                      (e)      Articles of Correction (July 27,
                                               1994) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 25
                                               filed September 1, 1995.

                                      (f)      Certification of Designation
                                               (January 23, 1997) incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 29
                                               filed February 18, 1997.

                                      (g)      Form of Certificate of
                                               Designation (August 1997)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 30 filed June 27,
                                               1997.

                              (2)     By-Laws. By-Laws, as amended, (October 30,
                                      1996) incorporated into this filing by
                                      reference to Post-Effective Amendment No.
                                      29 filed February 18, 1997.

PART C - Other Information
(Continued)

                              (3)     Voting Trust Agreement. Inapplicable.

                              (4) Copies of All Instruments Defining the Rights of Holders.

                                      (a)      Articles of Incorporation and
                                               Articles Supplementary.

                                               (i)   Article 7 and Article 8(d)
                                                     of Amended and Restated
                                                     Articles of Incorporation
                                                     (November 22, 1993)
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 25 filed September 1,
                                                     1995.

                                               (ii)  Certificate of Designation
                                                     (April 28, 1994)
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 25 filed September 1,
                                                     1995.

                                               (iii) Certificate of Designation
                                                     (August 24, 1995)
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 25 filed September 1,
                                                     1995.

                                               (iv)  Certificate of Designation
                                                     (August 25, 1995)
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 25 filed September 1,
                                                     1995.

                                               (v)   Certificate of Designation
                                                     (January 23, 1997)
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 29 filed February 18,
                                                     1997.

                                               (v)   Form of Certificate of
                                                     Designation (August 1997)
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 30 filed June 27, 1997.

                                      (b)      By-Laws.

                                               (i)   Article Second, Article
                                                     Fifth, Article Sixth and
                                                     Article Twelfth
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 29 filed February 18,
                                                     1997.

                              (5)     Investment Management Agreement.

                                      (a)      Executed Investment Management
                                               Agreement (April 30, 1997)
                                               between Delaware Management
                                               Company, Inc. and the Registrant
                                               on behalf of Aggressive Growth
                                               Fund and Growth Stock Fund
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 30 filed June 27,
                                               1997.

                                      (b)      Executed Investment Management
                                               Agreement (June 26, 1997) between
                                               Delaware Management Company, Inc.
                                               and the Registrant on behalf of
                                               Tax-Efficient Equity Fund
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 30 filed June 27,
                                               1997.

PART C - Other Information
(Continued)

                                      (c)      Executed Investment Sub-Advisory
                                               Agreement (April 30, 1997)
                                               between Delaware Management
                                               Company, Inc. and Voyageur Asset
                                               Management LLC on behalf of
                                               Growth Stock Fund incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 30
                                               filed June 27, 1997.

                              (6)     (a)      Distribution Agreements.

                                               (i)   Executed Distribution
                                                     Agreement (March 1, 1997)
                                                     between Delaware
                                                     Distributors, L.P. and the
                                                     Registrant on behalf of
                                                     Aggressive Growth Fund and
                                                     Growth Stock Fund
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 30 filed June 27, 1997.

                                               (ii)  Executed Distribution
                                                     Agreement (June 26, 1997)
                                                     between Delaware
                                                     Distributors, L.P. and the
                                                     Registrant on behalf of
                                                     Tax-Efficient Equity Fund
                                                     incorporated into this
                                                     filing by reference to
                                                     Post-Effective Amendment
                                                     No. 30 filed June 27, 1997.

                                      (b)      Administration and Service
                                               Agreement Form of Administration
                                               and Service Agreement (as amended
                                               November 1995) (Module)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 30 filed June 27,
                                               1997.

                                      (c)      Dealer's Agreement. Dealer's
                                               Agreement, as amended, (November
                                               1995) (Module) incorporated into
                                               this filing by reference to
                                               Post-Effective Amendment No. 30
                                               filed June 27, 1997.

                                      (d)      Mutual Fund Agreement for the
                                               Delaware Group of Funds, as
                                               amended, (November 1995) (Module)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 30 filed June 27,
                                               1997.

                              (7) Bonus, Profit Sharing, Pension Contracts. Inapplicable.

                              (8)     Custodian Agreement.

                                      (a)      Custodian Contract with Norwest
                                               Bank Minnesota N.A. (May 16,
                                               1994) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 25
                                               filed September 1, 1995.

                                      (b)      Custodian Agreement between The
                                               Chase Manhattan Bank and the
                                               Registrant on behalf of
                                               Tax-Efficient Equity Fund (1997)
                                               (Module) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 30
                                               filed June 27, 1997.

PART C - Other Information
(Continued)

                              (9)     Other Material Contracts.

                                      (a)      Executed Shareholder Services
                                               Agreement (April 30, 1997)
                                               between Delaware Service Company,
                                               Inc. and the Registrant on behalf
                                               of the Aggressive Growth Fund,
                                               Growth Stock Fund and
                                               Tax-Efficient Equity Fund
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 30 filed June 27,
                                               1997.

                                      (b)      Executed Fund Accounting
                                               Agreement (April 30, 1997)
                                               between Delaware Service Company,
                                               Inc. and the Registrant on behalf
                                               of each Fund incorporated into
                                               this filing by reference to
                                               Post-Effective Amendment No. 30
                                               filed June 27, 1997.

                                               (i)   Executed Amendment No. 1
                                                     (September 30, 1996) to
                                                     Delaware Group of Funds
                                                     Fund Accounting Agreement
                                                     attached as Exhibit.

                                               (ii)  Executed Amendment No. 2
                                                     (November 30, 1996) to
                                                     Delaware Group of Funds
                                                     Fund Accounting Agreement
                                                     attached as Exhibit.

                                               (iii) Executed Amendment No. 3
                                                     (December 27, 1996) to
                                                     Delaware Group of Funds
                                                     Fund Accounting Agreement
                                                     attached as Exhibit.

                                               (iv)  Executed Amendment No. 4
                                                     (February 24, 1997) to
                                                     Delaware Group of Funds
                                                     Fund Accounting Agreement
                                                     attached as Exhibit.

                                               (v)   Executed Amendment No. 4A
                                                     (April 14, 1997) to
                                                     Schedule A to Delaware
                                                     Group of Funds Fund
                                                     Accounting Agreement
                                                     attached as Exhibit.

                                               (vi)  Executed Amendment No. 5
                                                     (May 1, 1997) to Delaware
                                                     Group of Funds Fund
                                                     Accounting Agreement
                                                     attached as Exhibit.

                                               (vii) Executed Amendment No. 6
                                                     (July 21, 1997) to Schedule
                                                     A to Delaware Group of
                                                     Funds Fund Accounting
                                                     Agreement attached as
                                                     Exhibit.

                              (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on June 30, 1997.

                              (11)    Consents of Auditors. Attached as Exhibit.

                              (12)    Inapplicable.

                              (13) Letter of Investment Intent Incorporated into this filing by reference to Pre-Effective Amendment No. 1.

                              (14)    Model Plans. To be filed by Amendment.

PART C - Other Information
(Continued)

                          ***(15)    Plans under Rule 12b-1.

                                      (a)      Plan under Rule 12b-1 for Class A
                                               (April 30, 1997) on behalf of
                                               Aggressive Growth Fund and Growth
                                               Stock Fund incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 30
                                               filed June 27, 1997.

                                      (b)      Plan under Rule 12b-1 for Class B
                                               (April 30, 1997) on behalf of
                                               Aggressive Growth Fund and Growth
                                               Stock Fund incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 30
                                               filed June 27, 1997.

                                      (c)      Plan under Rule 12b-1 for Class C
                                               (April 30, 1997) on behalf of
                                               Aggressive Growth Fund and Growth
                                               Stock Fund attached incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 30
                                               filed June 27, 1997.

                                      (d)      Plan under Rule 12b-1 for Class A
                                               (April 30, 1997) on behalf of
                                               Tax-Efficient Equity Fund
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 30 filed June 27,
                                               1997.

                                      (e)      Plan under Rule 12b-1 for Class B
                                               (April 30, 1997) on behalf of
                                               Tax-Efficient Equity Fund
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 30 filed June 27,
                                               1997.

                                      (f)      Plan under Rule 12b-1 for Class C
                                               (April 30, 1997) on behalf of
                                               Tax-Efficient Equity Fund
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 30 filed June 27,
                                               1997.

                              (16)    Schedules of Computation for each
                                      Performance Quotation.

                                      (a)      Schedules of Computation of Fund
                                               Performance for Aggressive Growth
                                               Fund and Growth Stock Fund
                                               attached as Exhibit.

                              (17)    Financial Data Schedules. Attached as
                                      Exhibit.

                              (18)    Plan under Rule 18f-3.

                                      (a)      Plan under Rule 18f-3 (April 30,
                                               1997) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 30
                                               filed June 27, 1997.

                                      (b)      Form of Amended Appendix A (1997)
                                               to Plan under Rule 18f-3 attached
                                               as Exhibit.

                              (19)    Other: Directors' Power of Attorney.
                                      Incorporated into this filing to
                                      Post-Effective Amendment No. 30 filed June
                                      27, 1997.

Item 25.             Persons Controlled by or under Common Control with
                     Registrant.  None.

PART C - Other Information
(Continued)

Item 26.             Number of Holders of Securities.


                             (1)                                                          (2)

                                                                                   Number of
                     Title of Class                                                Record Holders
                     --------------                                                --------------

                    Voyageur Mutual Funds III, Inc's
                    Growth Stock Fund:

                    Growth Stock Fund A Class
                    Common Stock Par Value                                         2,224 Accounts
                    $.01 Per Share                                                 as of July 31, 1997

                    Growth Stock Fund B Class
                    Common Stock Par Value                                         67 Accounts
                    $.01 Per Share                                                 as of July 31, 1997

                    Growth Stock Fund C Class
                    Common Stock Par Value                                         56 Accounts
                    $.01 Per Share                                                 as of July 31, 1997

                    Voyageur Mutual Funds III, Inc.'s
                    Aggressive Growth Fund:

                    Aggressive Growth Fund A Class
                    Common Stock Par Value                                         213 Accounts
                    $.01 Per Share                                                 as of July 31, 1997

                    Aggressive Growth Fund B Class
                    Common Stock Par Value                                         12 Accounts
                    $.01 Per Share                                                 as of July 31, 1997

                    Aggressive Growth Fund C Class
                    Common Stock Par Value                                         36 Accounts
                    $.01 Per Share                                                 as of July 31, 1997

                    Voyageur Mutual Funds III, Inc.'s
                    Tax-Efficient Equity Fund:

                    Tax Efficient Equity Fund A Class
                    Common Stock Par Value                                         0 Accounts
                    $.01 Per Share                                                 as of July 31, 1997


*** Relates only to Class A, Class B and Class C Shares of Aggressive Growth Fund, Growth Stock Fund and Tax- Efficient Equity Fund.

PART C - Other Information
(Continued)


                             (1)                                                          (2)

                                                                                   Number of
                     Title of Class                                                Record Holders
                     --------------                                                --------------


                    Tax Efficient Equity Fund B Class
                    Common Stock Par Value                                         0 Accounts
                    $.01 Per Share                                                 as of July 31, 1997

                    Tax Efficient Equity Fund C Class
                    Common Stock Par Value                                         0 Accounts
                    $.01 Per Share                                                 as of July 31, 1997

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed February 18, 1997.

Item 28.            Business and Other Connections of Investment Adviser.

              (a) Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

              The following persons serving as directors or officers of the Manager have held the following positions during the past two years:


Name and Principal                      Positions and Offices with the Manager and its
Business Address *                      Affiliates and Other Positions and Offices Held
------------------                      -----------------------------------------------

Wayne A. Stork                          Chairman of the Board, President, Chief Executive Officer, Chief Investment Officer
                                        and Director of Delaware Management Company, Inc.; Chairman of the Board,
                                        President, Chief Executive Officer and Director of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp.,
                                        Delaware International Holdings Ltd. and Founders Holdings, Inc.; Chairman of the
                                        Board and Director of Delaware Distributors, Inc. and Delaware Capital
                                        Management, Inc.; Director of Delaware Service Company, Inc. and Delaware
                                        Investment & Retirement Services, Inc.;  and Chairman, Chief Executive Officer and
                                        Director of Delaware International Advisers Ltd.

Richard G. Unruh, Jr.                   Executive Vice President and Director of Delaware Management Company, Inc.;
                                        Executive Vice President of the Registrant, each of the other funds in the Delaware
                                        Group, Delaware Management Holdings, Inc. and Delaware Capital Management,
                                        Inc; and Director of Delaware International Advisers Ltd.

                                        Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                        since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman
                                        of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                                        Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                        Drive, Reston, VA

Paul E. Suckow                          Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                                        Management Company, Inc., the Registrant, each of the other funds in the
                                        Delaware Group and Delaware Management Holdings, Inc.; Executive Vice President
                                        and Director of Founders Holdings, Inc.; Executive Vice President of Delaware
                                        Capital Management, Inc.; and Director of Founders CBO Corporation

                                        Director, HYPPCO Finance Company Ltd.








* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                      Positions and Offices with the Manager and its
Business Address *                      Affiliates and Other Positions and Offices Held
------------------                      -----------------------------------------------

David K. Downes                         Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                                        Director of Delaware Management Company, Inc., DMH Corp, Delaware
                                        Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.;
                                        Executive Vice President, Chief Operating Officer and Chief Financial Officer of the
                                        Registrant and each of the other funds in the Delaware Group, Delaware
                                        Management Holdings, Inc., Founders CBO Corporation, Delaware Capital
                                        Management, Inc. and Delaware Distributors, L.P.;  President, Chief Executive
                                        Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.;
                                        Chairman, Chief Executive Officer and Director of Delaware Investment &
                                        Retirement Services, Inc.; Chairman and Director of Delaware Management Trust
                                        Company; and Director of Delaware International Advisers Ltd.

                                        Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place,
                                        Newtown Square, PA

George M. Chamberlain, Jr.              Senior Vice President, General Counsel, Secretary and Director of Delaware
                                        Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware
                                        Service Company, Inc., Founders Holdings, Inc., Delaware Capital Management, Inc.
                                        and Delaware Investment & Retirement Services, Inc.; Senior Vice President,
                                        Secretary and General Counsel of the Registrant, each of the other funds in the
                                        Delaware Group, Delaware Distributors, L.P. and Delaware Management Holdings,
                                        Inc.; Executive Vice President, Secretary, General Counsel and Director of Delaware
                                        Management Trust Company; Secretary and Director of Delaware International
                                        Holdings Ltd.; and Director of Delaware International Advisers Ltd.

Richard J. Flannery                     Senior Vice President/Corporate and International Affairs of the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH
                                        Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware
                                        Distributors, L.P., Delaware Management Trust Company, Delaware Capital
                                        Management, Inc., Delaware Service Company, Inc. and Delaware Investment &
                                        Retirement Services, Inc.;  Senior Vice President/ Corporate and International Affairs
                                        and Director of Founders Holdings, Inc. and Delaware International Holdings Ltd.;
                                        Senior Vice President of Founders CBO Corporation; and Director of Delaware
                                        International Advisers Ltd.

                                        Director, HYPPCO Finance Company Ltd.

                                        Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA;
                                        Director and Member of Executive Committee of Stonewall Links, Inc. since 1991,
                                        Bulltown Rd., Elverton, PA

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                      Positions and Offices with the Manager and its
Business Address *                      Affiliates and Other Positions and Offices Held
------------------                      -----------------------------------------------

Michael P. Bishof                       Senior Vice President and Treasurer of the Registrant, each of the other funds in the
                                        Delaware Group, Delaware Distributors, Inc. and Founders Holdings, Inc.; Senior
                                        Vice President/Investment Accounting of Delaware Management Company, Inc. and
                                        Delaware Service Company, Inc.; Senior Vice President and Treasurer/ Manager,
                                        Investment Accounting of Delaware Distributors, L.P.; Assistant Treasurer of
                                        Founders CBO Corporation; and Senior Vice President and Manager of Investment
                                        Accounting of Delaware International Holdings Ltd.

Joseph H. Hastings                      Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                        Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                                        Distributors, Inc., Delaware Capital Management, Inc., Delaware Distributors, L.P.,
                                        Delaware Service Company, Inc. and Delaware International Holdings Ltd.;  Senior
                                        Vice President/Corporate Controller of the Registrant, each of the other funds in the
                                        Delaware Group and Founders Holdings, Inc.;  Executive Vice President, Chief
                                        Financial Officer and Treasurer of Delaware Management Trust Company; Chief
                                        Financial Officer and Treasurer of Delaware Investment & Retirement Services, Inc.;
                                        and Senior Vice President/Assistant Treasurer of Founders CBO Corporation

Michael T. Taggart                      Senior Vice President/Facilities Management and Administrative Services of
                                        Delaware Management Company, Inc.

Douglas L. Anderson                     Senior Vice President/Operations of Delaware Management Company, Inc.,
                                        Delaware Investment and Retirement Services, Inc. and Delaware Service Company,
                                        Inc.; Senior Vice President/ Operations and Director of Delaware Management Trust
                                        Company

James L. Shields                        Senior Vice President/Chief Information Officer of Delaware Management Company,
                                        Inc., Delaware Service Company, Inc. and Delaware Investment & Retirement
                                        Services, Inc.

Eric E. Miller                          Vice President, Assistant Secretary and Deputy General Counsel of the Registrant
                                        and each of the other funds in the Delaware Group, Delaware Management
                                        Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware
                                        Distributors, L.P., Delaware Distributors Inc., Delaware Service Company, Inc.,
                                        Delaware Management Trust Company, Founders Holdings, Inc., Delaware Capital
                                        Management, Inc. and Delaware Investment & Retirement Services, Inc.




* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                      Positions and Offices with the Manager and its
Business Address *                      Affiliates and Other Positions and Offices Held
------------------                      -----------------------------------------------

Richelle S. Maestro                     Vice President and Assistant Secretary of Delaware Management Company, Inc., the
                                        Registrant, each of the other funds in the Delaware Group, Delaware Management
                                        Holdings, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                        Service Company, Inc., DMH Corp., Delaware Management Trust Company,
                                        Delaware Capital Management, Inc., Delaware Investment & Retirement Services,
                                        Inc. and Founders Holdings, Inc.; Secretary of Founders CBO Corporation; and
                                        Assistant Secretary of Delaware International Holdings Ltd.

                                        Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus1                          Vice President/Assistant Controller of Delaware Management Company, Inc. and
                                        Delaware Management Trust Company

Bruce A. Ulmer                          Vice President/Director of LNC Internal Audit of Delaware Management Company,
                                        Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                                        Management Holdings, Inc., DMH Corp., Delaware Management Trust Company and
                                        Delaware Investment & Retirement Services, Inc.

Steven T. Lampe/2                       Vice President/Taxation of Delaware Management Company, Inc., the Registrant,
                                        each of the other funds in the Delaware Group, Delaware Management Holdings,
                                        Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                                        Service Company, Inc., Delaware Management Trust Company, Founders Holdings,
                                        Inc., Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware
                                        Investment & Retirement Services, Inc.

Christopher Adams/3                     Vice President/Strategic Planning of Delaware Management Company, Inc. and
                                        Delaware Service Company, Inc.

Susan L. Hanson                         Vice President/Strategic Planning of Delaware Management Company, Inc. and
                                        Delaware Service Company, Inc.

Dennis J. Mara/4                        Vice President/Acquisitions of Delaware Management Company, Inc.

Scott Metzger                           Vice President/Business Development of Delaware Management Company, Inc. and
                                        Delaware Service Company, Inc.

Lisa O. Brinkley                        Vice President/Compliance of Delaware Management Company, Inc., the Registrant,
                                        each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors,
                                        L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                                        Management Trust Company, Delaware Capital Management, Inc. and Delaware
                                        Investment & Retirement Services, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                      Positions and Offices with the Manager and its
Business Address *                      Affiliates and Other Positions and Offices Held
------------------                      -----------------------------------------------

Rosemary E. Milner                      Vice President/Legal Registrations of Delaware Management Company, Inc., the
                                        Registrant, each of the other funds in the Delaware Group, Delaware Distributors,
                                        L.P. and Delaware Distributors, Inc.

Gerald T. Nichols                       Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                        each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and Treasurer,
                                        Assistant Secretary and Director of Founders CBO Corporation

Paul A. Matlack                         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                        each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and President and
                                        Director of Founders CBO Corporation

Gary A. Reed                            Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                        each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Patrick P. Coyne                        Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                        each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital Management, Inc.

Roger A. Early                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                                        and each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery/5                    Vice President/Senior Portfolio Manager of Delaware Management
                                        Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware
                                        Group

George H. Burwell                       Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.,
                                        the Registrant and each of the equity funds in the Delaware Group

John B. Fields                          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                                        and each of the equity funds in the Delaware Group and Delaware Capital
                                        Management, Inc.

Gerald S. Frey/6                        Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                                        and each of the equity funds in the Delaware Group

Christopher Beck                        Vice President/Senior Portfolio Manager of Delaware Management
                                        Company, Inc. and each of the equity funds in the Delaware Group

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                      Positions and Offices with the Manager and its
Business Address *                      Affiliates and Other Positions and Offices Held
------------------                      -----------------------------------------------

Elizabeth H. Howell/7                   Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.

Andrew M. McCullagh, Jr./8              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc.
                                        and each of the equity funds in the Delaware Group

Paul Grillo                             Vice President/Portfolio Manager of Delaware Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware Group

William H. Miller                       Vice President/Assistant Portfolio Manager of Delaware Management Company, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

1   SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2   TAX MANAGER, Price Waterhouse LLP prior to October 1995.
3   SENIOR ASSOCIATE, FAS, Coopers & Lybrand LLP prior to October 1995.
4 CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.
5   INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
6   SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
7   SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
8   SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to April 1997

              (b) Voyageur Asset Management LLC serves as sub-adviser (the "Sub-Adviser") for Growth Stock Fund. The Sub-Adviser is an indirect wholly-owned subsidiary of Dougherty Financial Group LLC ("DFG"), which is owned 50% by Michael E. Dougherty and 50% equally by James A. Pohlad, Robert C. Pohlad and William M. Pohlad (the "Pohlads"). Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as DFG's Chairman of the Board and Chief Executive Officer since inception. The Sub-Adviser serves as adviser or sub-adviser to other investment companies and administers numerous private accounts and together with its affiliates managed approximately $8 billion in assets as of April 30, 1997. The Sub-Adviser's principal business address is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.


Name and Principal                       Positions and Offices with the Manager and its
Business Address*                        Affiliates and Other Positions and Offices Held
-----------------                        -----------------------------------------------

John G. Taft                             Chairman of the Board, Director and Chief Executive Officer of Voyageur Asset
                                         Management LLC

Edward J. Kohler                         Director and President of Voyageur Asset Management LLC

Jane M. Wyatt                            Director and Chief Investment Officer of Voyageur Asset Management LLC

Steven B. Johansen                       Director, Treasurer and Chief Financial Officer of Voyageur Asset Management
                                         LLC

Thomas J. Abood                          Secretary of Voyageur Asset Management LLC

 *Business address of each is 90 South Seventh Street, Suite 4400, Minneapolis,
  Minnesota 55402.

PART C - Other Information
(Continued)

Item 29.             Principal Underwriters.

                               (a)    Delaware Distributors, L.P. serves as
                                      principal underwriter for all the mutual funds in the Delaware Group.

                               (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ----------------                               ---------------

Delaware Distributors, Inc.                      General Partner                                None

Delaware Management
Company, Inc.                                    Limited Partner                                Investment Manager

Delaware Capital
Management, Inc.                                 Limited Partner                                None

Bruce D. Barton                                  President and Chief Executive                  None
                                                 Officer

David K. Downes                                  Senior Vice President,                         Executive Vice President/
                                                 Chief Administrative Officer                   Chief Operating Officer/
                                                 and Chief Financial Officer                    Chief Financial Officer

George M. Chamberlain, Jr.                       Senior Vice President/Secretary/               Senior Vice President/
                                                 General Counsel                                Secretary/General Counsel

Terrence P. Cunningham                           Senior Vice President/ Financial               None
                                                 Institutions

Thomas E. Sawyer                                 Senior Vice President/                         None
                                                 National Sales Director

Dana B. Hall                                     Senior Vice President/                         None
                                                 Key Accounts

Mac McAuliffe                                    Senior Vice President/Sales                    None
                                                 Manager, Western Division

William F. Hostler                               Senior Vice President/                         None
                                                 Marketing Services

J. Chris Meyer                                   Senior Vice President/                         None
                                                 Director Product Management

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ----------------                               ---------------

Stephen H. Slack                                 Senior Vice President/Wholesaler               None

William M. Kimbrough                             Senior Vice President/Wholesaler               None

Daniel J. Brooks                                 Senior Vice President/Wholesaler               None

Richard J. Flannery                              Senior Vice President/Corporate                Senior Vice President/
                                                 and International Affairs                      Corporate and International
                                                                                                Affairs

Bradley L. Kolstoe                               Senior Vice President/Western                  None
                                                 Division Sales Manager

Henry W. Orvin                                   Senior Vice President/Eastern                  None
                                                 Division Sales Manager - Wire/
                                                 Regional Channel

Michael P. Bishof                                Senior Vice President and Treasurer/           Senior Vice President/
                                                 Manager, Investment Accounting                 Treasurer

Eric E. Miller                                   Vice President/Assistant Secretary/            Vice President/Assistant
                                                 Deputy General Counsel                         Secretary/Deputy General Counsel

Richelle S. Maestro                              Vice President/                                Vice President/
                                                 Assistant Secretary                            Assistant Secretary

Steven T. Lampe                                  Vice President/Taxation                        Vice President/Taxation


Joseph H. Hastings                               Vice President/Corporate                       Senior Vice President/
                                                  Controller & Treasurer                        Corporate Controller

Lisa O. Brinkley                                 Vice President/Compliance                      Vice President/Compliance

Rosemary E. Milner                               Vice President/Legal Registrations             Vice President/Legal
                                                                                                Registrations

Daniel H. Carlson                                Vice President/Strategic Marketing             None

Diane M. Anderson                                Vice President/Plan Record Keeping             None
                                                 and Administration

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ----------------                               ---------------

Anthony J. Scalia                                Vice President/Defined Contribution            None
                                                 Sales, SW Territory

Courtney S. West                                 Vice President/Defined Contribution            None
                                                 Sales, NE Territory

Denise F. Guerriere                              Vice President/Client Services                 None

Gordon E. Searles                                Vice President/Client Services                 None

Julia R. Vander Els                              Vice President/Participant Services            None

Jerome J. Alrutz                                 Vice President/Retail Sales                    None

Joanne A. Mettenheimer                           Vice President/New Business                    None
                                                 Development

Scott Metzger                                    Vice President/Business Development            Vice President/Business
                                                                                                Development

Stephen C. Hall                                  Vice President/Institutional Sales             None

Gregory J. McMillan                              Vice President/ National Accounts              None

Christopher H. Price                             Vice President/Manager,                        None
                                                 Insurance

Stephen J. DeAngelis                             Vice President/Product                         None
                                                 Development

Zina DeVassal                                    Vice President/Financial Institutions          None

Andrew W. Whitaker                               Vice President/Financial Institutions          None

Jesse Emery                                      Vice President/ Marketing                      None
                                                 Communications

Darryl S. Grayson                                Vice President, Broker/Dealer                  None
                                                 Internal Sales

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ----------------                               ---------------


Susan T. Friestedt                               Vice President/Client Service                  None

Dinah J. Huntoon                                 Vice President/Product                         None
                                                 Manager Equity

Soohee Lee                                       Vice President/Fixed Income                    None
                                                 Product Management

Michael J. Woods                                 Vice President/ UIT Product                    None
                                                 Management

Ellen M. Krott                                   Vice President/Marketing                       None

Dale L. Kurtz                                    Vice President/Marketing Support               None

Holly W. Reimel                                  Vice President/Manager, Key Accounts           None

David P. Anderson                                Vice President/Wholesaler                      None

Lee D. Beck                                      Vice President/Wholesaler                      None

Gabriella Bercze                                 Vice President/Wholesaler                      None

Terrence L. Bussard                              Vice President/Wholesaler                      None

William S. Carroll                               Vice President/Wholesaler                      None

William L. Castetter                             Vice President/Wholesaler                      None

Thomas J. Chadie                                 Vice President/Wholesaler                      None

Thomas C. Gallagher                              Vice President/Wholesaler                      None

Douglas R. Glennon                               Vice President/Wholesaler                      None

Ronald A. Haimowitz                              Vice President/Wholesaler                      None

Christopher L. Johnston                          Vice President/Wholesaler                      None

Michael P. Jordan                                Vice President/Wholesaler                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ----------------                               ---------------

Jeffrey A. Keinert                               Vice President/Wholesaler                      None

Thomas P. Kennett                                Vice President/Wholesaler                      None

Debbie A. Marler                                 Vice President/Wholesaler                      None

Nathan W. Medin                                  Vice President/Wholesaler                      None

Roger J. Miller                                  Vice President/Wholesaler                      None

Patrick L. Murphy                                Vice President/Wholesaler                      None

Stephen C. Nell                                  Vice President/Wholesaler                      None

Julia A. Nye                                     Vice President/Wholesaler                      None

Joseph T. Owczarek                               Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden                        Vice President/Wholesaler                      None

Mark A. Pletts                                   Vice President/Wholesaler                      None

Philip G. Rickards                               Vice President/Wholesaler                      None

Laura E. Roman                                   Vice President/Wholesaler                      None

Linda Schulz                                     Vice President/Wholesaler                      None

Edward B. Sheridan                               Vice President/Wholesaler                      None

Robert E. Stansbury                              Vice President/Wholesaler                      None

Julia A. Stanton                                 Vice President/Wholesaler                      None

Larry D. Stone                                   Vice President/Wholesaler                      None

Edward J. Wagner                                 Vice President/Wholesaler                      None

Wayne W. Wagner                                  Vice President/Wholesaler                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                               Positions and Offices                          Positions and Offices
Business Address *                               with Underwriter                               with Registrant
------------------                               ----------------                               ---------------


Scott Whitehouse                                 Vice President/Wholesaler                      None

John A. Wells                                    Vice President/Marketing Technology            None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

                               (c)    Not applicable.

Item 30.                       Location of Accounts and Records.

                               All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31.                       Management Services.  None.

Item 32.                       Undertakings.

                               (a)      Not Applicable.

                               (b) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months after the commencement of operations of Tax-Efficient Equity Fund.

                               (c)      The Registrant hereby undertakes to
                                        furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                               (d)      The Registrant hereby undertakes to
                                        promptly call a meeting of shareholders
                                        for the purpose of voting upon the
                                        question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 26th day of August, 1997.

                                           VOYAGEUR MUTUAL FUNDS III, INC.

                                                 By  /s/ Wayne A. Stork
                                                    --------------------------
                                                    Wayne A. Stork
                                          Chairman of the Board, President,
                                         Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                    Signature                                                 Title                                       Date
                    ---------                                                 -----                                       ----



/s/ Wayne A. Stork                                      Chairman of the Board, President,
-------------------------------------------             Chief Executive Officer and Director                    August 26, 1997
Wayne A. Stork

                                                         Executive Vice President/Chief Operating
/s/ David K. Downes                                      Officer/Chief Financial Officer
-------------------------------------------              (Principal Financial Officer and Principal              August 26, 1997
David K. Downes                                          Accounting Officer)


/s/Walter P. Babich                       *              Director                                                August 26, 1997
-------------------------------------------
Walter P. Babich


/s/Anthony D. Knerr                       *              Director                                                August 26, 1997
-------------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                           *              Director                                                August 26, 1997
-------------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth                  *              Director                                                August 26, 1997
-------------------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison                      *              Director                                                August 26, 1997
-------------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                        *              Director                                                August 26, 1997
-------------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                        *              Director                                                August 26, 1997
-------------------------------------------
Charles E. Peck

                                                          *By /s/ Wayne A. Stork
                                                              --------------------
                                                               Wayne A. Stork
                                                          as Attorney-in-Fact for
                                                       each of the persons indicated



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

















                                    Exhibits

                                       to

                                    Form N-1A










             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                    Exhibit
-----------                    -------

EX-99.B9BI                     Executed Amendment No. 1 (September 30, 1996) to Delaware Group of Funds
                               Fund Accounting Agreement

EX-99.B9BII                    Executed Amendment No. 2 (November 30, 1996) to Delaware Group of Funds
                               Fund Accounting Agreement

EX-99.B9BIII                   Executed Amendment No. 3 (December 27, 1996) to Delaware Group of Funds
                               Fund Accounting Agreement

EX-99.B9BIV                    Executed Amendment No. 4 (February 24, 1997) to Delaware Group of Funds Fund
                               Accounting Agreement

EX-99.B9BV                     Executed Amendment No. 4A (April 14, 1997) to Delaware Group of Funds Fund
                               Accounting Agreement

EX-99.B9BVI                    Executed Amendment No. 5 (May 1, 1997) to Delaware Group of Funds Fund
                               Accounting Agreement

EX-99.B9BVII                   Executed Amendment No. 6 (July 21, 1997) to Delaware Group of Funds Fund
                               Accounting Agreement

EX-99.B11                      Consent of Auditors

EX-99.B16A                     Schedules of Computation for Aggressive Growth Fund and Growth Stock Fund

EX-99.B18B                     Amended Appendix A to Plan under Rule 18f-3

EX-27                          Financial Data Schedules

